                              SMITH BARNEY CONCERT
                             ALLOCATION SERIES INC.

     [PHOTO]                        [PHOTO]
[PHOTO]

                                Global Portfolio
                              High Growth Portfolio
                                Growth Portfolio
                               Balanced Portfolio
                             Conservative Portfolio
                                Income Portfolio

                               ------------------
                               SEMI-ANNUAL REPORT
                                  July 31, 1999
                               ------------------

                       Investment Strategies for Your Life

                              [LOGO] Smith Barney
                                     Mutual Funds

Table of Contents

Letter to
Shareholders......................................................
 ...1

The Concert Allocation Series Portfolios

    The Global
Portfolio.......................................................5

    The High Growth
Portfolio.................................................10

    The Growth
Portfolio......................................................15

    The Balanced
Portfolio....................................................20

    The Conservative
Portfolio................................................25

    The Income
Portfolio......................................................30

Schedules of
Investments......................................................3
5

Statements of Assets and
Liabilities..........................................41

Statements of
Operations......................................................42

Statements of Changes in Net
Assets...........................................43

Notes to Financial
Statements.................................................45

Financial
Highlights........................................................
 ..50

Directors and
Officers........................................................69

Dear Shareholder:

[PHOTO]

Heath B. McLendon
Chairman
The Concert Allocation Series

We are pleased to present the semi-annual report for the Smith
Barney Concert
Allocation Series Inc. ("Concert Allocation Series") Portfolios ("Portfolios") for the period ended July 31, 1999. Please note that this report has been prepared for the information of shareholders of the Concert Allocation Series and is not authorized for use unless preceded or accompanied by a current prospectus. The prospectus includes information regarding the Portfolios' sales charges, expenses, objectives, policies, management, performance and other information. Please read it carefully before you invest or send money.

The Concert Allocation Series Portfolios seek to deliver strong returns over the long term while minimizing the impact of market volatility. By design, an investment in a particular Portfolio is likely to be less volatile than an investment in a single asset type, a particular mutual fund or specific financial market. We are pleased to report that the Portfolios covered in this report delivered competitive returns during the reporting period.

As of July 31, 1999, total assets in the Portfolios were approximately $2.5 billion as we are currently helping more than 394,000 shareholders pursue their financial goals. Additional Portfolio performance information can be found beginning on page 5. The chart below shows the performance of the six Portfolios
Class A shares with and without sales charges for the period under review. The performance and current holdings of each Portfolio are discussed in greater detail on the following pages.

The Performance of The Concert Allocation Series Portfolios

Class A Share Total Returns for the Six Months Ended 7/31/99+

                                                  With
Without
                                             Sales Charges*
Sales Charges**
                                             --------------     --
-------------
Global Portfolio                                  3.92%
9.41%
High Growth Portfolio                             0.77
6.06
Growth Portfolio                                 (2.90)
2.21
Balanced Portfolio                               (3.04)
2.05
Conservative Portfolio                           (3.46)
1.11
Income Portfolio                                 (5.87)
(1.45)

Performance numbers for the other classes of shares can be found beginning on page 7.+ Total return is not annualized, as it may not be representative of the total return for the year.* These total return figures assume reinvestment of all dividends and reflect the deduction of the maximum front-end sales charge for each Portfolio's Class A shares: 5.00% for the Global, High Growth, Growth and Balanced Portfolios and 4.50% for the Conservative and Income Portfolios.**
These total return figures do not reflect the deduction of a sales charge for each Portfolio's Class A shares. In addition, all total return information represents past performance, which is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The shorter the time period of your investment, the greater the possibility of loss. Fund shares are not deposits or obligations of, or insured or guaranteed by, the U.S. government, and financial institution, the Federal
Deposit Insurance Corporation, or any other agency, entity or person.

------------------------------------------------------------------
--------------
                       The Benefits of Long-Term Investing
 Growth of $10,000 Invested in the Standard & Poor's 500 Composite
Stock Index,
 Salomon Smith Barney World Government Bond Index, Lehman
Government/Corporate
         Bond Index and Morgan Stanley Capital International EAFE
Index
                         (July 31, 1989 - July 31, 1999)
                                   (unaudited)

                                  [LINE CHART]

                                  Salomon
Lehman
                    S&P 500     World Gov't.   MSCI EAFE
Gov't./Corp.
                     Index       Bond Index      Index       Bond
Index

         7/31/89     10000         10000         10000
10000
         1/90         9667         10008         10049
10105
         1/91        10476         10943          8276
11219
         1/92        12849         12164          8330
12692
         1/93        14206         13372          7502
14161
         1/94        16031         14808         10817
15620
         1/95        16115         14442         10364
15134
         1/96        22338         16978         12072
17816
         1/97        28220         18438         12340
18242
         1/98        35812         20662         13629
20280
         1/99        47451         23919         15616
22049
         7/31/99     49587         22960         16767
21334
------------------------------------------------------------------
--------------

The Standard & Poor's 500 Composite Stock Index ("S&P 500") is a capitalization-weighted index of 500 widely held common stocks. The Salomon
Smith Barney World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Morgan Stanley Capital International EAFE Index ("MSCI EAFE") consists of the equity total returns for Europe, Australia and the Far East.
These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index.

The U.S. Markets

The U.S. stock market set record highs during the six months ended
July 31, 1999
and returned 4.50% as measured by the S&P 500 Stock Index, a capitalization-weighted index of 500 widely held common stocks. These new market highs were supported by strong corporate earnings reports, and renewed confidence that worldwide growth was turning upwards. Bond investors were not as fortunate. For the stronger economy stirred fears of inflation, as well as the reality of the Federal Reserve Board ("Fed") boosting interest rates by 25 basis points both in late June and late August. For the six months ended July 31,
1999, the Lehman Brothers Government/Corporate Bond Index, a combination of publicly issued intermediate- and long-term U.S government bonds and corporate bonds, returned a negative 3.24%.

Climbing stock prices have been, in some sense, a continuation of the strong stock markets of the last several years. But in other ways, the period under review has been different. Over the past several years, large-sized company stocks have outperformed small ones, and growth stocks have outperformed value stocks. But in the last six months, small stocks and value stocks have improved their relative price performance.
And we think it is likely that this change will persist for a significant time period, as relative performance often rotates between asset classes.

The long anticipated slowdown in U.S. economic activity again failed to happen during the reporting period. Global stock markets continued to rise, led by better than expected profit growth and continued merger and acquisition activity. During the first seven months of 1999, U.S. economic growth continued at a robust pace. Furthermore, the labor market continued to be extremely tight, as the unemployment rate fell to a 29-year low of 4.2% in March.

Defying the expectations of many economists, inflation -- as measured by the
Consumer Price Index ("CPI") -- was virtually absent. Productivity gains and sagging global demand were credited with keeping inflation under control.
However, signs of inflation began to emerge in early spring. This, coupled with signs that many world economies were in the early stages of growth and recovery, deepened fears that inflationary pressures were reaching a breaking point.

To counter these inflationary pressures, the Fed raised short-term interest rates by 0.25% in late June and late August, and subsequently adopted a neutral stance on monetary policy. Meanwhile, during the months of May and June, the CPI remained constant, generating considerable optimism that inflation had retreated.

International Stock Markets

Major political and economic crosscurrents influenced the international equity markets during the first half of the year. Despite rising interest rate anxieties, global equity markets delivered positive returns. While investors fretted about rising U.S. and Japanese bond yields, economic data showed that many Asian countries had begun their recoveries from the steep recessions of the past two years. Performance of the European markets, for dollar-based investors, has lagged in 1999, primarily due to weakness of the new Euro currency versus the U.S. dollar.

During the reporting period, Asia continued to experience a flow of funds from global investors attracted by falling interest rates, signs of economic growth in Asia and the prospects for meaningful structural change in Japan.

International Bond Markets

The last several months of 1998 saw particularly strong performance from the majority of the world's major bond markets. Bond yields moved lower, in line with the U.S. Treasury market, as investors fled from the uncertainties in the lesser-developed countries. In Europe, the shift to lower yields was additionally supported by the advent of a single currency, the Euro. This drove the yields on the peripheral markets, such as Sweden and Italy, down to levels that more closely matched those on the core markets of Germany and France.

However, the trend of lower interest rates reversed in the first six months of
1999. The main concerns stemmed from the United States, where economic activity had been more robust than many investors had earlier anticipated. This in turn led many investors to question when the Fed would reverse the lower interest rate policy it had authorized in the fall of 1998. At that time, the Fed's top priority was to ensure that the financial crisis enveloping many of the world's emerging economies did not escalate into a major global problem. The Fed's actions have largely contributed to ongoing economic recovery, providing liquidity to overseas markets. In reaction to the Fed's interest rate increase on June 30, 1999, the international bond market declined. We anticipate that the performance of fixed income markets worldwide will continue to mirror the actions of the Fed.

Looking Forward

Rising equity markets, the unwillingness of consumer spending to slow down and a growing global economy has caused Fed monetary policy to remain vigilant. With the world economic crisis abating, we cannot rule out the possibility of another
Fed rate increase before year-end. However, in our view, the most likely scenario is that the Fed's monetary policy will remain neutral, at least through the third quarter of 1999.

In fact, as global market volatility continues and the U.S. stock market's performance broadens out to include more small-cap stocks, mid-cap stocks and value stocks, we think that the significant advantages of diversifying across a broad range of asset classes and investment styles that each Concert Allocation
Series Portfolio offers++ will become even more apparent in the months ahead.
Thank you for investing in the Smith Barney Concert Allocation
Series Inc.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

August 31, 1999

++ Please note that while the other five Concert Allocation Series Portfolios can serve as complete investment programs, the Global Portfolio, which invests in overseas equities, was designed to be an aggressive way for investors to tap into global opportunities. Therefore, the Global Portfolio is only suitable for aggressive investors who are seeking capital appreciation and who have a long-term investment horizon.

THE GLOBAL PORTFOLIO

------------------------------------------------------------------
--------------
                             Target Asset Allocation
------------------------------------------------------------------
--------------

                                   [PIE CHART]

                         Stock Funds         100%

The Global Portfolio seeks capital appreciation by investing 100% of its assets in global, international and U.S. stock funds.

------------------------------------------------------------------
--------------

The Global Portfolio

The Global Portfolio is the most aggressively managed Portfolio of the Concert
Allocation Series and has been designed for investors who are willing to tolerate higher short-term market fluctuations for potential long-term gains.

Unlike the other five Portfolios in the Concert Allocation Series, the Global
Portfolio is designed to further diversify an existing investment portfolio and is not intended to be a complete investment program.

------------------------------------------------------------------
--------------
                                Index Comparison*
------------------------------------------------------------------
--------------

                      S&P 500                       4.50%

                      Russell 2000(R)               4.89%

                      MSCI EAFE                     7.37%

                      MSCI Emerging Markets        37.85%

------------------------------------------------------------------
--------------
* The chart above represents total returns for the six months ended July 31,
1999.

------------------------------------------------------------------
--------------
                                Portfolio Update
------------------------------------------------------------------
--------------

The Concert Allocation Series Global Portfolio's ("Portfolio") Class A shares generated a total return of 9.41%, excluding sales charges. The chart that appears on page 9 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

The period began with concerns that a weak recovery in Asia and recession in
Latin America would trigger a slowdown in the U.S. economy. However, overseas markets and economies have begun to perform well. One key theme during the reporting period was the increasing depth of the U.S. stock market and the better relative performance of small-capitalization stocks, mid-capitalization stocks and value stocks.

Shares of large-capitalization growth stocks generally took a back seat to the shares of small-capitalization stocks, which outperformed the overall market.
Stocks from companies in Latin America and Asia posted strong returns, evidence of the continuing global economic recovery. Also, global value stocks performed well during the period under review. All of these trends positively contributed to the Global Portfolio's performance for the six months ended July 31, 1999.

------------------------------------------------------------------
--------------

The Target Asset Allocation set forth above represents an approximate mix of investments for the Global Portfolio. The allocation and investment mix of the
Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series' Board of Directors.

The Concert Allocation Series Global Portfolio Breakdown (as of
7/31/99)
(unaudited)

                                   [PIE CHART]

                            ========================
                                10% Smith Barney
                              Small Cap Blend Fund
                            ========================
                             Top 5 Holdings:
                               Voicestream Wireless
                               IDEC Pharmaceuticals
                               Radisys Corp.
                               Western Wireless
                               Mercury Interactive
                            ========================

                            ========================
                               25% Smith Barney
                            Investment Funds Inc.-
                            Smith Barney Hansberger
                               Global Value Fund
                            ========================
                            Top 5 Holdings:
                             United O/S Bank Foreign
                             City Development
                             Daiwa Securities
                             Hutchinson Wampoa
                             Marubeni Corp.
                            ========================

                            ========================
                                10% Smith Barney
                             Investment Funds Inc.-
                             Smith Barney Hansberger
                              Small Cap Value Fund
                         ===========================
                          Top 5 Holdings:
                           Henry Walker Group, Ltd.
                           Hoening Group Inc.
                           Linder Holding KGAA
                           BT Industries AB
                           Clipsal Industries Holdings
                         =============================

                         =============================
                                5% Smith Barney
                            Investment Funds Inc.-
                         Concert Peachtree Growth Fund
                         =============================
                           Top 5 Holdings:
                            Microsoft Corp.
                            General Electric Co.
                            Tyco International Ltd.
                            Lucent Technologies
                            Compuware
                         =============================

                         ==============================
                                25% Smith Barney
                               World Funds, Inc.-
                         International Equity Portfolio
                         ==============================
                            Top 5 Holdings:
                             Nokia AB Oy K Shares
                             NTT Data Communications
                             Hays PLC
                             Serco Group PLC
                             Compass Group PLC
                         ==============================

                           ==========================

                                 5% Smith Barney
                               World Funds, Inc.-
                           Emerging Markets Portfolio
                           ==========================
                            Top 5 Holdings:
                             Malayan Banking BHD
                             Trigem Computer Inc.
                             Telefonos DE Mexico ADR
                             Indian Tobacco
                             Berjaya Sports Toto BHD
                           ==========================

                           ==========================
                                15% Smith Barney
                                Investment Trust-
                               Smith Barney Large
                           Capitalization Growth Fund
                           ==========================
                             Top 5 Holdings:
                              Intel Corp.
                              Texas Instruments Inc.
                              Coca-Cola Co.
                              Wells Fargo Inc.
                              America Online, Inc.
                           ==========================

                             ======================
                                5% Smith Barney
                                 Funds, Inc.-
                             Large Cap Value Fund
                             ======================
                             Top 5 Holdings:
                              Enron Corp.
                              Williams Cos., Inc.
                              Chase Manhattan Corp.
                              Masco Corp.
                              AT&T Corp.
                             ======================

THE GLOBAL PORTFOLIO

Historical Performance -- Class A Shares

------------------------------------------------------------------
--------------
------------------------------
                                         Net Asset Value
                              ------------------------------------
-     Income
Capital Gain     Total
Period Ended                  Beginning of Period     End of
Period    Dividends
Distributions  Returns(1)
==================================================================
==============
==============================
7/31/99                             $11.16               $12.19
$0.00
$0.02         9.41%+
------------------------------------------------------------------
--------------
------------------------------
Inception*-1/31/99                   11.40                11.16
0.04
0.01        (1.60)+
==================================================================
==============
==============================
Total
$0.04
$0.03
==================================================================
==============
==============================

Historical Performance -- Class B Shares

------------------------------------------------------------------
--------------
------------------------------
                                         Net Asset Value
                              ------------------------------------
-     Income
Capital Gain     Total
Period Ended                  Beginning of Period     End of
Period    Dividends
Distributions  Returns(1)
==================================================================
==============
==============================
7/31/99                             $11.15               $12.13
$0.00
$0.02         8.97%+
------------------------------------------------------------------
--------------
------------------------------
Inception*-1/31/99                   11.40                11.15
0.00
0.01        (2.16)+
==================================================================
==============
==============================
Total
$0.00
$0.03
==================================================================
==============
==============================

Historical Performance -- Class L Shares

------------------------------------------------------------------
--------------
------------------------------
                                         Net Asset Value
                              ------------------------------------
-     Income
Capital Gain     Total
Period Ended                  Beginning of Period     End of
Period    Dividends
Distributions  Returns(1)
==================================================================
==============
==============================
7/31/99                             $11.14               $12.13
$0.00
$0.02         9.07%+
------------------------------------------------------------------
--------------
------------------------------
Inception*-1/31/99                   11.40                11.14
0.00
0.01        (2.25)+
==================================================================
==============
==============================
Total
$0.00
$0.03
==================================================================
==============
==============================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns

------------------------------------------------------------------
--------------
                                            Without Sales
Charges(1)
                                  --------------------------------
--------------
                                  Class A             Class B
Class L
==================================================================
==============
Six Months Ended 7/31/99+           9.41%               8.97%
9.07%
------------------------------------------------------------------
--------------
Year Ended 7/31/99                  9.98                9.21
9.21
------------------------------------------------------------------
--------------
Inception* through 7/31/99          5.45                4.71
4.71
==================================================================
==============

                                              With Sales
Charges(2)
                                  --------------------------------
--------------
                                  Class A             Class B
Class L
==================================================================
==============
Six Months Ended 7/31/99+           3.92%               3.97%
7.00%
------------------------------------------------------------------
--------------
Year Ended 7/31/99                  4.46                4.21
7.14
------------------------------------------------------------------
--------------
Inception* through 7/31/99          1.63                1.87
3.93
==================================================================
==============

Cumulative Total Returns

------------------------------------------------------------------
--------------
                                            Without Sales
Charges(1)
==================================================================
==============
Class A (Inception* through 7/31/99)                  7.66%
------------------------------------------------------------------
--------------
Class B (Inception* through 7/31/99)                  6.62
------------------------------------------------------------------
--------------
Class L (Inception* through 7/31/99)                  6.62
==================================================================
==============

(1)   Assumes reinvestment of all dividends and capital gain
distributions, if
      any, at net asset value and does not reflect the deduction of the
      applicable sales charges with respect to Class A and L
shares or the
      applicable contingent deferred sales charges ("CDSC") with respect to
      Class B and L shares.
(2)   Assumes reinvestment of all dividends and capital gain
distributions, if
      any, at net asset value. In addition, Class A and L shares reflect the
      deduction of the maximum initial sales charge of 5.00% and
1.00%,
      respectively; and Class B shares reflect the deduction of a
5.00% CDSC,
      which applies if shares are redeemed within one year from
purchase and
      declines thereafter by 1.00% per year until no CDSC is
incurred. Class L
      shares also reflect the deduction of a 1.00% CDSC, which
applies if shares
      are redeemed within the first year of purchase.
+     Total return is not annualized, as it may not be
representative of the
      total return for the year.
*     Inception date for Class A, B and L shares is March 9, 1998.

Growth of $10,000 Invested in Class A, B and L Shares of the
Global Portfolio
vs. the Standard & Poor's 500 Composite Stock Index, Russell 2000
Index, Morgan
Stanley Capital International EAFE Index and Morgan Stanley
Capital
International Emerging Markets Index
------------------------------------------------------------------
--------------
March 9, 1998 -- July 31, 1999 (unaudited)

                                  [LINE CHART]

                                              Standard &
MSCI
           Global      Global      Global     Poor's 500
Emerging
         Portfolio-  Portfolio-  Portfolio-   Composite    Russell
MSCI EAFE
Markets
          Class A     Class B     Class L    Stock Index  2000
Index    Index
Index
3/9/98      9500       10000        9896        10000       10000
10000
10000
4/98        9908        9921       10213        10584       10492
10389
10171
7/98        9300        9275        9565        10709        9142
10522
8154
10/98       8342        8308        8568        10541        8267
9867
6957
1/99        9348        9295        9577        12318        9362
10748
7292
4/99       10060       10104       10386        12893        9521
11373
9394
7/31/99    10228       10262       10551        12872        9820
11541
10052

The chart above represents a hypothetical illustration of $10,000 invested in
Class A, B and L shares on March 9, 1998 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through
July 31, 1999. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock
Exchange, American Stock Exchange and the over-the-counter market.
The Russell
2000 Index is a capitalization weighted total return index which is comprised of
2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American
Stock Exchange and Nasdaq. The Morgan Stanley Capital
International EAFE Index
("MSCI EAFE") consists of the equity total returns for Europe, Australia and the
Far East. The MSCI Emerging Markets Index consists of emerging market companies with an average size of $800 million, the index performance of emerging markets in South America, South Africa, Asia and Eastern Europe. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The performance of the Portfolio's other classes may be greater or less than the shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE HIGH GROWTH PORTFOLIO

------------------------------------------------------------------
--------------
                             Target Asset Allocation
------------------------------------------------------------------
--------------

                                   [PIE CHART]

                         Bond Funds          10%
                         Stock Funds         90%

The High Growth Portfolio seeks capital appreciation by investing a high percentage of its assets in aggressive equity funds.

------------------------------------------------------------------
--------------

The High Growth Portfolio

The High Growth Portfolio seeks capital appreciation. Among the Portfolios of the Concert Allocation Series, the High Growth Portfolio invests a large portion of its assets in aggressive equity mutual funds that focus on smaller, more speculative companies as well as mid-sized (or larger) companies with the potential for rapid growth. Moreover, a significant portion of the Portfolio is invested in international or emerging markets funds in order to achieve a greater level of diversification.

------------------------------------------------------------------
--------------
                                Index Comparison*
------------------------------------------------------------------
--------------

                    S&P 500                       4.50%

                    Russell 2000(R)               4.89%

                    MSCI EAFE                     7.37%

                    Salomon Smith Barney
                      High Yield Market           0.49%

------------------------------------------------------------------
--------------
* The chart above represents total returns for the six months ended July 31,
1999.

------------------------------------------------------------------
--------------
                                Portfolio Update
------------------------------------------------------------------
--------------

The Concert Allocation Series High Growth Portfolio's
("Portfolio") Class A
shares generated a total return of 6.06% for the six months ended
July 31, 1999,
excluding any sales charges. The chart that appears on page 14 compares the
Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

During the six months ended July 31, 1999, the U.S. economy continued to show signs of benign inflation and productivity-driven growth. Domestic demand growth outstripped most estimates of the economy's long-term capacity, and a combination of rising productivity, a flood of goods from abroad and more intensive use of labor kept inflation from overheating.

During the period, the High Growth Portfolio benefited from its exposure to value stocks. In particular, global value stocks performed extremely well and posted healthy returns. Moreover, small- and mid-cap stocks, in addition to large cap value holdings, were key contributors to the performance of the
Portfolio. As we noted in our main letter, the markets, return to "normalcy" during the past six months (after the long domination of large-cap growth stocks) further reinforces the importance and benefits of maintaining broad diversification over the long-term. (Value investing attempts to identify stocks that are selling at relatively low prices compared to their earnings or book value with the belief that the market will eventually recognize their value, hence, causing the price to increase. Growth stocks are generally considered to be company shares that have exhibited above-average earnings growth and are expected to continue to grow faster than other similar-sized companies.)

------------------------------------------------------------------
--------------
The Target Asset Allocation set forth above represents an approximate mix of investments for the High Growth Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series' Board of Directors.

The Concert Allocation Series High Growth Portfolio Breakdown (as of 7/31/99)
(unaudited)

                                   [PIE CHART]

                     ======================================
                                12% Smith Barney
                           Aggressive Growth Fund Inc.
                     ======================================
                        Top 5 Holdings:
                         Tyco International Ltd.
                         Intel Corp.
                         Amgen, Inc.
                         Forest Laboratories Inc.
                         Weatherford International Inc.
                     ======================================

                     ======================================
                                 5% Smith Barney
                                Investment Trust-
                         Smith Barney Mid Cap Blend Fund
                     ======================================
                             Top 5 Holdings:
                              Sepracor Inc.
                              AES Corp.
                              Outdoor Systems Inc.
                              Premier Parks Inc.
                              Imax Corp.
                     ======================================

                     ======================================
                                10% Smith Barney
                               World Funds, Inc.-
                         International Equity Portfolio
                     ======================================
                             Top 5 Holdings:
                             Nokia AB Oy K Shares
                             NTT Data Communications
                             Hays PLC
                             Serco Group PLC
                             Compass Group PLC
                     ======================================

                     ======================================
                          5% Smith Barney Funds, Inc.-
                              Large Cap Value Fund
                     ======================================
                            Top 5 Holdings:
                              Enron Corp.
                              Williams Cos., Inc.
                              Chase Manhattan Corp.
                              Masco Corp.
                              AT&T Corp.
                     ======================================

                     ======================================
                                10% Smith Barney
                             Investment Funds Inc.-
                          Concert Peachtree Growth Fund
                     ======================================
                            Top 5 Holdings:
                             Microsoft Corp.
                             General Electric
                             Tyco International Ltd.
                             Lucent
                             Compuware
                     ======================================

                     ======================================
                           10% Smith Barney Investment
                             Trust-Smith Barney Large
                           Capitalization Growth Fund
                     ======================================
                           Top 5 Holdings:
                            Intel Corp.
                            Texas Instruments, Inc.
                            Coca-Cola Co.
                            Wells Fargo, Inc.
                            America Online, Inc.
                     ======================================

                     ======================================
                          5% Smith Barney Equity Funds-
                        Smith Barney Large Cap Blend Fund
                     ======================================
                     Top 5 Holdings:
                      General Electric Co.
                      Microsoft Corp.
                      Intel Corp.
                      International Business Machines Corp.
                      Ameritech Corp.
                     ======================================

                     ======================================
                           10% Smith Barney Investment
                            Funds Inc.- Smith Barney
                          Hansberger Global Value Fund
                     ======================================
                     Top 5 Holdings:
                             United O/S Bank Foreign
                             City Development
                             Daiwa Securities
                             Hutchinson Whampoa
                             Marubeni Corp.
                     ======================================

                     ======================================
                                 5% Smith Barney
                             Investment Funds Inc.-
                          Smith Barney Contrarian Fund
                     ======================================
                             Top 5 Holdings:
                              Snyder Communications
                              Sonar Inc.
                              Kimberly Clark
                              Radian Group
                              Eastman Kodak
                     ======================================

                     ======================================
                          8% Smith Barney Income Funds-
                          Smith Barney High Income Fund
                     ======================================
                            Top 5 Holdings:
                      Allied Waste North America
                      Unisys Corp.
                      United International Holdings, Inc.
                      United Pan-Europe Communications N.V.
                      ICN Pharmaceuticals, Inc.
                     ======================================

                     ======================================
                                20% Smith Barney
                           Small Cap Blend Fund, Inc.
                     ======================================
                             Top 5 Holdings:
                              Voicestream Wireless
                              IDEC Pharmaceuticals
                              Radisys Corp.
                              Western Wireless
                              Mercury Interactive
                     ======================================

THE HIGH GROWTH PORTFOLIO

Historical Performance -- Class A Shares

------------------------------------------------------------------
--------------
------------------------------
                                         Net Asset Value
                              ------------------------------------
-     Income
Capital Gain     Total
Period Ended                  Beginning of Period     End of
Period    Dividends
Distributions  Returns(1)
==================================================================
==============
==============================
7/31/99                             $14.86               $15.66
$0.00
$0.10         6.06%+
------------------------------------------------------------------
--------------
------------------------------
1/31/99                              12.97                14.86
0.08
0.48        19.15
------------------------------------------------------------------
--------------
------------------------------
1/31/98                              12.41                12.97
0.13
0.33         8.25
------------------------------------------------------------------
--------------
------------------------------
Inception*-1/31/97                   11.40                12.41
0.20
0.04        11.04+
==================================================================
==============
==============================
Total
$0.41
$0.95
==================================================================
==============
==============================

Historical Performance -- Class B Shares

------------------------------------------------------------------
--------------
------------------------------
                                         Net Asset Value
                              ------------------------------------
-     Income
Capital Gain     Total
Period Ended                  Beginning of Period     End of
Period    Dividends
Distributions  Returns(1)
==================================================================
==============
==============================
7/31/99                             $14.81               $15.55
$0.00
$0.10         5.68%+
------------------------------------------------------------------
--------------
------------------------------
1/31/99                              12.95                14.81
0.00
0.48        18.30
------------------------------------------------------------------
--------------
------------------------------
1/31/98                              12.41                12.95
0.05
0.33         7.44
------------------------------------------------------------------
--------------
------------------------------
Inception*-1/31/97                   11.40                12.41
0.07
0.04         9.91+
==================================================================
==============
==============================
Total
$0.12
$0.95
==================================================================
==============
==============================

Historical Performance -- Class L Shares

------------------------------------------------------------------
--------------
------------------------------
                                         Net Asset Value
                              ------------------------------------
-     Income
Capital Gain     Total
Period Ended                  Beginning of Period     End of
Period    Dividends
Distributions  Returns(1)
==================================================================
==============
==============================
7/31/99                             $14.81               $15.56
$0.00
$0.10         5.75%+
------------------------------------------------------------------
--------------
------------------------------
1/31/99                              12.96                14.81
0.00
0.48        18.21
------------------------------------------------------------------
--------------
------------------------------
1/31/98                              12.42                12.96
0.05
0.33         7.44
------------------------------------------------------------------
--------------
------------------------------
Inception*-1/31/97                   11.40                12.42
0.07
0.04        10.00+
==================================================================
==============
==============================
Total
$0.12
$0.95
==================================================================
==============
==============================

Historical Performance -- Class Z Shares

------------------------------------------------------------------
--------------
------------------------------
                                         Net Asset Value
                              ------------------------------------
-     Income
Capital Gain     Total
Period Ended                  Beginning of Period     End of
Period    Dividends
Distributions  Returns(1)
==================================================================
==============
==============================
7/31/99                             $14.86               $15.68
$0.00
$0.10         6.20%+
------------------------------------------------------------------
--------------
------------------------------
1/31/99                              12.97                14.86
0.12
0.48        19.45
------------------------------------------------------------------
--------------
------------------------------
1/31/98                              12.41                12.97
0.17
0.33         8.58
------------------------------------------------------------------
--------------
------------------------------
Inception*-1/31/97                   12.24                12.41
0.00
0.00         1.39+
==================================================================
==============
==============================
Total
$0.29
$0.91
==================================================================
==============
==============================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns

------------------------------------------------------------------
--------------
                                              Without Sales
Charges(1)
                                    ------------------------------
--------------
                                    Class A     Class B      Class
L     Class Z
==================================================================
==============
Six Months Ended 7/31/99+             6.06%       5.68%
5.75%       6.20%
------------------------------------------------------------------
--------------
Year Ended 7/31/99                   16.14       15.37
15.36       16.50
------------------------------------------------------------------
--------------
Inception* through 7/31/99           12.75       11.83
11.85       14.08
==================================================================
==============

                                                With Sales
Charges(2)
                                    ------------------------------
--------------
                                    Class A     Class B      Class
L     Class Z
==================================================================
==============
Six Months Ended 7/31/99+             0.77%       0.68%
3.69%       6.20%
------------------------------------------------------------------
--------------
Year Ended 7/31/99                   10.37       10.37
13.21       16.50
------------------------------------------------------------------
--------------
Inception* through 7/31/99           11.10       11.39
11.51       14.08
==================================================================
==============

Cumulative Total Returns

------------------------------------------------------------------
--------------
                                               Without Sales
Charges(1)
==================================================================
==============
Class A (Inception* through 7/31/99)                    51.91%
------------------------------------------------------------------
--------------
Class B (Inception* through 7/31/99)                    47.64
------------------------------------------------------------------
--------------
Class L (Inception* through 7/31/99)                    47.73
------------------------------------------------------------------
--------------
Class Z (Inception* through 7/31/99)                    39.64
==================================================================
==============

(1)   Assumes reinvestment of all dividends and capital gain
distributions, if
      any, at net asset value and does not reflect the deduction of the
      applicable sales charges with respect to Class A and L
shares or the
      applicable contingent deferred sales charges ("CDSC") with respect to
      Class B and L shares.
(2)   Assumes reinvestment of all dividends and capital gain
distributions, if
      any, at net asset value. In addition, Class A and L shares reflect the
      deduction of the maximum initial sales charge of 5.00% and
1.00%,
      respectively; and Class B shares reflect the deduction of a
5.00% CDSC,
      which applies if shares are redeemed within one year from
purchase and
      declines thereafter by 1.00% per year until no CDSC is
incurred. Class L
      shares also reflect the deduction of a 1.00% CDSC, which
applies if shares
      are redeemed within the first year of purchase.
+     Total return is not annualized, as it may not be
representative of the
      total return for the year.
*     Inception date for Class A, B and L shares is February 5,
1996 and for
      Class Z shares is January 17, 1997.

Growth of $10,000 Invested in Class A, B and L Shares of the High
Growth
Portfolio vs. the Standard & Poor's 500 Composite Stock Index,
Russell 2000
Index, Morgan Stanley Capital International EAFE Index and Salomon
Smith Barney
High Yield Market Index
------------------------------------------------------------------
--------------
February 5, 1996 -- July 31, 1999 (unaudited)

                                  [LINE CHART]

           High         High         High       Standard &
Salomon
          Growth       Growth       Growth      Poor's 500
Smith Barney
        Portfolio-   Portfolio-   Portfolio-    Composite
Russell     MSCI
EAFE    High Yield
         Class A      Class B      Class L     Stock Index   2000
Index
Index     Market Index
2/5/96     9500        10000         9896         10000
10000
10000         10000
7/96       9142         9083         9367         10175
10084
10119         10208
1/97      10549        10491        10786         12630
11897
10220         11049
7/97      11671        11716        11999         15476
13452
11968         11886
1/98      11419        11409        11695         16026
14047
11272         12693
7/98      12426        12497        12672         18462
13764
12622         13152
1/99      13607        13671        13825         21235
14099
12915         13050
7/31/99   14432        14564        14619         22191
14789
13867         13114

The chart above represents a hypothetical illustration of $10,000 invested in
Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class
A and L shares, respectively, the deduction of the maximum 5.00%
CDSC for Class
B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through
July 31, 1999. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock
Exchange, American Stock Exchange and the over-the-counter market.
The Russell
2000 Index is a capitalization weighted total return index which is comprised of
2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American
Stock Exchange and Nasdaq. The Morgan Stanley Capital
International EAFE Index
("MSCI EAFE") consists of the equity total returns for Europe, Australia and the
Far East. The Salomon Smith Barney High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The performance of the Portfolio's other classes may be greater or less than the shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE GROWTH PORTFOLIO

------------------------------------------------------------------
--------------
                             Target Asset Allocation
------------------------------------------------------------------
--------------

                                   [PIE CHART]

                         Bond Funds          30%
                         Stock Funds         70%

The Growth Portfolio seeks long-term growth of capital investing primarily in funds containing the issues of more established companies.

------------------------------------------------------------------
--------------

The Growth Portfolio

The Growth Portfolio seeks long-term growth of capital. Among the Portfolios of the Concert Allocation Series, the Growth Portfolio invests the highest percentage of its assets in large-capitalization stock mutual funds to provide growth. The Portfolio's equity allocation also includes funds that invest in small- and mid-cap stocks and international securities. In addition, a significant portion of the Growth Portfolio is also allocated to bonds to help reduce potential volatility.

------------------------------------------------------------------
--------------
                                Index Comparison*
------------------------------------------------------------------
--------------

                         S&P 500                 4.50%

                         Russell 2000(R)         4.89%

                         MSCI EAFE               7.37%

                         Lehman Government/
                           Corporate Bond       (3.24)%

------------------------------------------------------------------
--------------
* The chart above represents total returns for the six months ended July 31,
1999.

------------------------------------------------------------------
--------------
                                Portfolio Update
------------------------------------------------------------------
--------------

The Concert Allocation Series Growth Portfolio's ("Portfolio")
Class A shares
generated a total return of 2.21% for the six months ended July
31, 1999
excluding sales charges. The chart that appears on page 19 compares the
Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

During the six months ended July 31, 1999, the U.S. economy continued to show signs of benign inflation and productivity-driven growth. Domestic demand growth outstripped most estimates of the economy's long-term capacity, and a combination of rising productivity, a flood of goods from abroad and more intensive use of labor kept inflation from overheating.

Those underlying funds in the Portfolio that emphasized value stocks and a blend of growth and value small-cap stocks generated competitive returns for the six months ended July 31, 1999. International value stocks began to perform well as many investors began to see opportunities from cyclical businesses that stood to benefit from a growing global economy. The bond funds in the Growth Portfolio, with their emphasis on credit quality in their respective asset classes, also posted competitive returns versus their indices.

------------------------------------------------------------------
--------------
The Target Asset Allocation set forth above represents an approximate mix of investments for the Growth Portfolio. The allocation and investment mix of the
Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series' Board of Directors.

The Concert Allocation Series Growth Portfolio Breakdown (as of
7/31/99)
(unaudited)

                                   [PIE CHART]

                       ==================================
                        10% Smith Barney Investment Funds
                       Inc.-Concert Peachtree Growth Fund
                       ==================================
                            Top 5 Holdings:
                             Microsoft Corp.
                             General Electric
                             Tyco International Ltd.
                             Lucent Technologies
                             Compuware
                       ==================================

                          =============================
                          10% Smith Barney Funds, Inc.-
                              Large Cap Value Fund
                          =============================
                             Top 5 Holdings:
                              Enron Corp.
                              Williams Cos., Inc.
                              Chase Manhattan Corp.
                              Masco Corp.
                              AT&T Corp.
                          =============================

                     ======================================
                     5% Smith Barney Investment Funds Inc.-
                          Smith Barney Contrarian Fund
                     ======================================
                             Top 5 Holdings:
                              Snyder Communications
                              Sonat Inc.
                              Kimberly Clark
                              Radian Group
                              Eastman Kodak
                     ======================================

                       ===================================
                       10% Smith Barney World Funds, Inc.-
                         International Equity Portfolio
                       ===================================
                            Top 5 Holdings:
                             Nokia AB Oy K Shares
                             NTT Data Communications
                             Hays PLC
                             Sesco Group PLC
                             Compass Group PLC
                       ===================================

                        ===============================
                                 5% Smith Barney
                           Aggressive Growth Fund Inc.
                        ===============================
                        Top 5 Holdings:
                         Tyco International Ltd.
                         Intel Corp.
                         Amgen, Inc.
                         Forest Laboratories Inc.
                         Weatherford International Inc.
                        ===============================

                           ==========================
                           5% Smith Barney Investment
                               Trust-Smith Barney
                               Mid Cap Blend Fund
                           ==========================
                             Top 5 Holdings:
                              Sepracor Inc.
                              AES Corp.
                              Outdoor Systems Inc.
                              Premier Parks Inc.
                              Imax Corp.
                           ==========================

                     =====================================
                         10% Smith Barney Equity Funds-
                        Smith Barney Large Cap Blend Fund
                     =====================================
                     Top 5 Holdings:
                      General Electric Co.
                      Microsoft Corp.
                      Intel Corp.
                      International Business Systems Corp.
                      Ameritech Corp.
                     =====================================

                          ============================
                           5% Smith Barney Investment
                            Funds Inc.-Smith Barney
                          Hansberger Global Value Fund
                          ============================
                            Top 5 Holdings:
                             United O/S Bank Foreign
                             City Development
                             Daiwa Securities
                             Hutchinson Whampoa
                             Marubeni Corp.
                          ============================

                    =======================================
                         10% Smith Barney Income Funds-
                         Smith Barney High Income Fund
                    =======================================
                    Top 5 Holdings:
                     Allied Waste North America
                     Unisys Corp.
                     United International Holdings, Inc.
                     United Pan-Europe Communications, N.V.
                     ICN Pharmaceuticals, Inc.
                    =======================================

                       ==================================
                           10% Smith Barney Investment
                       Funds Inc.-Smith Barney Government
                                 Securities Fund
                       ==================================
                         Sector Breakdown:
                         31.7% U.S. Treasuries
                         68.2% U.S. Government Agencies
                         0.1% Other

                         Credit Quality:
                         100% AAA-Rated

                         Average Maturity:
                         20.98 Years
                       ==================================

                           ==========================
                           5% Smith Barney Investment
                            Trust-Smith Barney Large
                           Capitalization Growth Fund
                           ==========================
                            Top 5 Holdings:
                             Intel Corp.
                             Texas Instruments Inc.
                             Coca-Cola Co.
                             Wells Fargo, Inc.
                             America Online, Inc.
                           ==========================

                           ==========================
                           10% Smith Barney Investment
                            Funds Inc.-Smith Barney
                           Investment Grade Bond Fund
                           ==========================
                                 Top 5 Holdings:
                                  NationsBank
                                  Boeing Corp.
                                  Chrysler Corp.
                                  MCI Worldcom
                                  Time Warner
                           ==========================

                            =========================
                            5% Smith Barney Small Cap
                                Blend Fund, Inc.
                            =========================
                             Top 5 Holdings:
                              Voicestream Wireless
                              IDEC Pharmaceuticals
                              Radisys Corp.
                              Western Wireless
                              Mercury Interactive
                            =========================

THE GROWTH PORTFOLIO

Historical Performance -- Class A Shares

------------------------------------------------------------------
--------------
--------------------------------
                                           Net Asset Value
                                ----------------------------------
---     Income
Capital Gain     Total
Period Ended                    Beginning of Period     End of
Period
Dividends     Distributions  Returns(1)
==================================================================
==============
================================
7/31/99                               $14.43               $14.54
$0.03
$0.18         2.21%+
------------------------------------------------------------------
--------------
--------------------------------
1/31/99                                12.99                14.43
0.27
0.37        16.20
------------------------------------------------------------------
--------------
--------------------------------
1/31/98                                12.32                12.99
0.32
0.46        11.82
------------------------------------------------------------------
--------------
--------------------------------
Inception*-1/31/97                     11.40                12.32
0.31
0.02        11.08+
==================================================================
==============
================================
Total
$0.93
$1.03
==================================================================
==============
================================

Historical Performance -- Class B Shares

------------------------------------------------------------------
--------------
--------------------------------
                                           Net Asset Value
                                ----------------------------------
---     Income
Capital Gain     Total
Period Ended                    Beginning of Period     End of
Period
Dividends     Distributions  Returns(1)
==================================================================
==============
================================
7/31/99                               $14.48               $14.56
$0.00
$0.18         1.81%+
------------------------------------------------------------------
--------------
--------------------------------
1/31/99                                13.00                14.48
0.13
0.37        15.40
------------------------------------------------------------------
--------------
--------------------------------
1/31/98                                12.33                13.00
0.21
0.46        10.93
------------------------------------------------------------------
--------------
--------------------------------
Inception*-1/31/97                     11.40                12.33
0.22
0.02        10.32+
==================================================================
==============
================================
Total
$0.56
$1.03
==================================================================
==============
================================

Historical Performance -- Class L Shares

------------------------------------------------------------------
--------------
--------------------------------
                                           Net Asset Value
                                ----------------------------------
---     Income
Capital Gain     Total
Period Ended                    Beginning of Period     End of
Period
Dividends     Distributions  Returns(1)
==================================================================
==============
================================
7/31/99                               $14.48               $14.56
$0.00
$0.18         1.81%+
------------------------------------------------------------------
--------------
--------------------------------
1/31/99                                13.00                14.48
0.13
0.37        15.40
------------------------------------------------------------------
--------------
--------------------------------
1/31/98                                12.33                13.00
0.21
0.46        10.92
------------------------------------------------------------------
--------------
--------------------------------
Inception*-1/31/97                     11.40                12.33
0.22
0.02        10.32+
==================================================================
==============
================================
Total
$0.56
$1.03
==================================================================
==============
================================

Historical Performance -- Class Z Shares

------------------------------------------------------------------
--------------
--------------------------------
                                           Net Asset Value
                                ----------------------------------
---     Income
Capital Gain     Total
Period Ended                    Beginning of Period     End of
Period
Dividends     Distributions  Returns(1)
==================================================================
==============
================================
7/31/99                               $14.41               $14.49
$0.08
$0.18         2.34%+
------------------------------------------------------------------
--------------
--------------------------------
1/31/99                                12.99                14.41
0.32
0.37        16.47
------------------------------------------------------------------
--------------
--------------------------------
1/31/98                                12.32                12.99
0.35
0.46        12.08
------------------------------------------------------------------
--------------
--------------------------------
Inception*-1/31/97                     12.18                12.32
0.00
0.00         1.15+
==================================================================
==============
================================
Total
$0.75
$1.01
==================================================================
==============
================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns

------------------------------------------------------------------
--------------
                                           Without Sales
Charges(1)
                               -----------------------------------
--------------
                                 Class A      Class B      Class L
Class Z
==================================================================
==============
Six Months Ended 7/31/99+          2.21%       1.81%        1.81%
2.34%
------------------------------------------------------------------
--------------
Year Ended 7/31/99                10.51        9.70         9.70
10.77
------------------------------------------------------------------
--------------
Inception* through 7/31/99        11.80       10.98        10.98
12.62
==================================================================
==============

                                             With Sales Charges(2)
                               -----------------------------------
--------------
                                 Class A      Class B      Class L
Class Z
==================================================================
==============
Six Months Ended 7/31/99+         (2.90)%      (3.19)%     (0.23)%
2.34%
------------------------------------------------------------------
--------------
Year Ended 7/31/99                 5.00         4.70        7.60
10.77
------------------------------------------------------------------
--------------
Inception* through 7/31/99        10.17        10.54       10.65
12.62
==================================================================
==============

Cumulative Total Returns

------------------------------------------------------------------
--------------
                                           Without Sales
Charges(1)
==================================================================
==============
Class A (Inception* through 7/31/99)                 47.53%
------------------------------------------------------------------
--------------
Class B (Inception* through 7/31/99)                 43.79
------------------------------------------------------------------
--------------
Class L (Inception* through 7/31/99)                 43.78
------------------------------------------------------------------
--------------
Class Z (Inception* through 7/31/99)                 35.13
==================================================================
==============

(1)   Assumes reinvestment of all dividends and capital gain
distributions, if
      any, at net asset value and does not reflect the deduction of the
      applicable sales charges with respect to Class A and L
shares or the
      applicable contingent deferred sales charges ("CDSC") with respect to
      Class B and L shares.
(2)   Assumes reinvestment of all dividends and capital gain
distributions, if
      any, at net asset value. In addition, Class A and L shares reflect the
      deduction of the maximum initial sales charge of 5.00% and
1.00%,
      respectively; and Class B shares reflect the deduction of a
5.00% CDSC,
      which applies if shares are redeemed within one year from
purchase and
      declines thereafter by 1.00% per year until no CDSC is
incurred. Class L
      shares also reflect the deduction of a 1.00% CDSC, which
applies if shares
      are redeemed within the first year of purchase.
+     Total return is not annualized, as it may not be
representative of the
      total return for the year.
*     Inception date for Class A, B and L shares is February 5,
1996 and for
      Class Z shares is January 17, 1997.

Growth of $10,000 Invested in Class A, B and L Shares of the
Growth Portfolio
vs. the Standard & Poor's 500 Composite Stock Index, Russell 2000
Index, Morgan
Stanley Capital International EAFE Index and Lehman
Government/Corporate Bond
Index
------------------------------------------------------------------
--------------
February 5, 1996 -- July 31, 1999 (unaudited)

                                  [LINE CHART]

                                                  Standard &
Lehman
             Growth       Growth       Growth     Poor's 500
Government/
           Portfolio-   Portfolio-   Portfolio-   Composite
Russell    MSCI
EAFE    Corporate
            Class A      Class B      Class L    Stock Index
2000 Index
INDEX      Bond Index
2/5/96        9500        10000         9896        10000
10000
10000        10000
7/96          9258         9225         9513        10175
10084
10119         9473
1/97         10552        10532        10817        12630
11897
10220         9118
7/97         11700        11787        12060        15476
13452
11968         9643
1/98         11800        11738        12109        16026
14047
11272        10136
7/98         12683        12807        12969        18462
13764
12622        10421
1/99         13712        13823        13975        21235
14099
12915        11020
7/31/99      14015        14179        14228        22191
14789
13867        10663

The chart above represents a hypothetical illustration of $10,000 invested in
Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class
A and L shares, respectively, the deduction of the maximum 5.00%
CDSC for Class
B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through
July 31, 1999. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock
Exchange, American Stock Exchange and the over-the-counter market.
The Russell
2000 Index is a capitalization-weighted total return index which is comprised of
2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American
Stock Exchange and Nasdaq. The Morgan Stanley Capital
International EAFE Index
("MSCI EAFE") is a composite index that consists of equity total returns for
Europe, Australia and the Far East. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE BALANCED PORTFOLIO

------------------------------------------------------------------
--------------
                             Target Asset Allocation
------------------------------------------------------------------
--------------

                                   [PIE CHART]

                         Bond Funds          50%
                         Stock Funds         50%

The Balanced Portfolio seeks a balance of capital growth and income by placing equal emphasis on funds investing in stocks and bonds.

------------------------------------------------------------------
--------------

The Balanced Portfolio

The Balanced Portfolio seeks long-term growth of capital and income, placing equal emphasis on current income and capital appreciation. The Balanced
Portfolio, as its name states, divides its assets roughly between equity and fixed-income mutual funds. The equity funds are primarily large-capitalization, dividend-paying stock funds. The fixed-income portion of the Portfolio is mainly invested in funds that invest in U.S. government and agency securities, as well as mortgage-backed securities.

------------------------------------------------------------------
--------------
                                Index Comparison*
------------------------------------------------------------------
--------------

                         S&P 500                       4.50%

                         Lehman Government/
                           Corporate Bond             (3.24)%

                         Salomon Smith Barney
                           One-Year Treasury Bill      2.31%

                         Salomon Smith Barney
                           World Government Bond      (4.01)%
------------------------------------------------------------------
--------------
* The chart above represents total returns for the six months ended July 31,
1999.

------------------------------------------------------------------
--------------
                                Portfolio Update
------------------------------------------------------------------
--------------

The Concert Allocation Series Balanced Portfolio's ("Portfolio")
Class A shares
generated a total return of 2.05% for the six months ended July
31, 1999,
excluding sales charges. The chart that appears on page 24 compares the
Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

During the six months ended July 31, 1999, the U.S. economy continued to show signs of benign inflation and productivity-driven growth. Domestic demand growth outstripped estimates of the economy's long-term capacity, and a combination of rising productivity, a flood of goods from abroad and more intensive use of labor kept inflation from overheating.

The stock funds in the Balanced Portfolio that focused primarily on large-sized companies posted solid gains during the period. Among large companies, many investors demonstrated a preference for value stocks versus growth stocks during the period.

Although the stock market performed well during the last six months, bond markets worldwide did not perform as well. Bond investors, concerned that a strong economy would lead to an interest rate hike by the Federal Reserve Board
("Fed"), retreated from the fixed income market. Their concerns were well founded as the Fed raised interest rates 25 basis points twice this summer. The bond funds in the Balanced Portfolio tended to emphasize strong credit quality and their returns consisted mostly of coupon interest offset by price depreciation.

------------------------------------------------------------------
--------------
The Target Asset Allocation set forth above represents an approximate mix of investments for the Balanced Portfolio. The allocation and investment mix of the
Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series' Board of Directors.

The Concert Allocation Series Balanced Portfolio Breakdown (as of
7/31/99)
(unaudited)

                                   [PIE CHART]

                          ============================
                          5% Smith Barney Funds, Inc.-
                              Large Cap Value Fund
                          ============================
                             Top 5 Holdings:
                              Enron Corp.
                              Williams Cos., Inc.
                              Chase Manhattan Corp.
                              Masco Corp.
                              AT&T Corp.
                          ============================

                       ==================================
                             10% Smith Barney Income
                           Funds-Smith Barney Premium
                                Total Return Fund
                       ==================================
                       Top 5 Holdings:
                        Bristol-Myers Squibb Co.
                        MCI WorldCom, Inc.
                        SLM Holding Corp.
                        Loews Corp.
                        Federated Department Stores, Inc.
                       ==================================

                            ========================
                                10% Smith Barney
                             Appreciation Fund Inc.
                            ========================
                            Top 5 Holdings:
                             Berkshire Hathaway Inc.
                             General Electric Co.
                             Tyco International Ltd.
                             Microsoft Corp.
                             Intel Corp.
                            ========================

                     =====================================
                          11% Smith Barney Fundamental
                                 Value Fund Inc.
                     =====================================
                     Top 5 Holdings:
                      Adobe Systems Inc.
                      AT&T Corp.
                      International Business Machines Corp.
                      Texas Instruments Inc.
                      Alcoa Inc.
                     =====================================

                     ======================================
                          5% Smith Barney Equity Funds-
                             Smith Barney Large Cap
                                   Blend Fund
                     ======================================
                     Top 5 Holdings:
                      General Electric Co.
                      Microsoft Corp.
                      Intel Corp.
                      International Business Machines Corp.
                      Ameritech Corp.
                     ======================================

                    =======================================
                             10% Smith Barney Income
                               Funds-Smith Barney
                                Convertible Fund
                    =======================================
                    Top 5 Holdings:
                     Alpharma Inc.
                     Magna International Inc.
                     Bell Atlantic Financial Services Corp.
                     Athena Neurosciences, Inc.
                     MascoTech, Inc.
                    =======================================

                          ============================
                          5% Smith Barney World Funds,
                             Inc.-Global Government
                                 Bond Portfolio
                          ============================
                           Top 5 Country Holdings:
                            France OAT
                            U.S. Treasury Bond
                            Denmark
                            KFW International Finance
                            U.S. Treasury Notes
                          ============================

                         ==============================
                            10% Smith Barney Managed
                             Governments Fund Inc.
                         ==============================
                         Sector Breakdown:
                          4.0% U.S. Treasuries
                         72.9% U.S. Agency Obligatioins
                         23.1% Repurchase Agreements

                         Credit Quality:
                         100% AAA-Rated

                         Average Maturity:
                         9.5 Years
                         ==============================

                         ==============================
                           10% Smith Barney Investment
                            Funds Inc.-Smith Barney
                           Government Securities Fund
                         ==============================
                         Sector Breakdown:
                         31.7% U.S. Treasuries
                         68.2% U.S. Government Agencies
                         0.1% Other

                         Credit Quality:
                         100% AAA-Rated

                         Average Maturity:
                         20.9 Years
                         ==============================

                       ==================================
                       5% Smith Barney World Funds, Inc.-
                         International Equity Portfolio
                       ==================================
                            Top 5 Holdings:
                             Nokia AB Oy K Shares
                             NTT Data Communications
                             Hays PLC
                             Serco Group PLC
                             Compass Group PLC
                       ==================================

                   ==========================================
                          4% Smith Barney Funds, Inc.-
                        Short-Term High Grade Bond Fund
                   ==========================================
                   Sector Breakdown:
                   10.7% U.S. Government & Agency Obligations
                   12.7% Mortgage-Backed Securities
                   76.6% Corporate Bonds & Notes

                   Credit Quality:
                   24.6% AAA-Rated

                   Average Maturity:
                   3.0 Years
                   ==========================================

                        ================================
                             15% Smith Barney Income
                         Funds-Smith Barney Diversified
                             Strategic Income Fund
                        ================================
                        Sector Breakdown:

                        36.9% U.S. Government Agencies
                        28.1% High Yield Corporate Bonds
                        12.4% Foreign Government Bonds
                         3.9% U.S. Treasuries
                        18.7% Other

                        Top 5 Holdings:
                         FNMA
                         GNMA
                         New Zealand Government
                         Queensland Treasury
                         Nykredit

                        Top 5 Country Holdings:
                         United States
                         United Kingdom
                         New Zealand
                         Denmark
                         Australia

                        Average Maturity:
                        5.0 Years
                        ================================

THE BALANCED PORTFOLIO

Historical Performance -- Class A Shares

------------------------------------------------------------------
--------------
-----------------------------
                                        Net Asset Value
                             -------------------------------------
Income
Capital Gain     Total
Period Ended                 Beginning of Period     End of Period
Dividends
Distributions  Returns(1)
==================================================================
==============
=============================
7/31/99                            $12.95               $12.68
$0.22
$0.31         2.05%+
------------------------------------------------------------------
--------------
-----------------------------
1/31/99                             12.62                12.95
0.45
0.37         9.33
------------------------------------------------------------------
--------------
-----------------------------
1/31/98                             12.14                12.62
0.54
0.36        11.59
------------------------------------------------------------------
--------------
-----------------------------
Inception*-1/31/97                  11.40                12.14
0.45
0.00        10.64+
==================================================================
==============
=============================
Total
$1.66
$1.04
==================================================================
==============
=============================

Historical Performance -- Class B Shares

------------------------------------------------------------------
--------------
-----------------------------
                                        Net Asset Value
                             -------------------------------------
Income
Capital Gain     Total
Period Ended                 Beginning of Period     End of Period
Dividends
Distributions  Returns(1)
==================================================================
==============
=============================
7/31/99                            $12.95               $12.67
$0.17
$0.31         1.59%+
------------------------------------------------------------------
--------------
-----------------------------
1/31/99                             12.61                12.95
0.35
0.37         8.62
------------------------------------------------------------------
--------------
-----------------------------
1/31/98                             12.14                12.61
0.45
0.36        10.67
------------------------------------------------------------------
--------------
-----------------------------
Inception*-1/31/97                  11.40                12.14
0.37
0.00         9.90+
==================================================================
==============
=============================
Total
$1.34
$1.04
==================================================================
==============
=============================

Historical Performance -- Class L Shares

------------------------------------------------------------------
--------------
-----------------------------
                                        Net Asset Value
                             -------------------------------------
Income
Capital Gain     Total
Period Ended                 Beginning of Period     End of Period
Dividends
Distributions  Returns(1)
==================================================================
==============
=============================
7/31/99                            $12.94               $12.67
$0.17
$0.31         1.67%+
------------------------------------------------------------------
--------------
-----------------------------
1/31/99                             12.61                12.94
0.35
0.37         8.53
------------------------------------------------------------------
--------------
-----------------------------
1/31/98                             12.14                12.61
0.45
0.36        10.67
------------------------------------------------------------------
--------------
-----------------------------
Inception*-1/31/97                  11.40                12.14
0.37
0.00         9.90+
==================================================================
==============
=============================
Total
$1.34
$1.04
==================================================================
==============
=============================

Historical Performance -- Class Z Shares

------------------------------------------------------------------
--------------
-----------------------------
                                        Net Asset Value
                             -------------------------------------
Income
Capital Gain     Total
Period Ended                 Beginning of Period     End of Period
Dividends
Distributions  Returns(1)
==================================================================
==============
=============================
7/31/99                            $12.95               $12.67
$0.24
$0.31         2.10%+
------------------------------------------------------------------
--------------
-----------------------------
1/31/99                             12.61                12.95
0.48
0.37         9.70
------------------------------------------------------------------
--------------
-----------------------------
1/31/98                             12.13                12.61
0.57
0.36        11.82
------------------------------------------------------------------
--------------
-----------------------------
Inception*-1/31/97                  12.10                12.13
0.00
0.00         0.25+
==================================================================
==============
=============================
Total
$1.29
$1.04
==================================================================
==============
=============================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

Average Annual Total Returns

------------------------------------------------------------------
--------------
                                            Without Sales
Charges(1)
                                 ---------------------------------
--------------
                                  Class A      Class B      Class
L     Class Z
==================================================================
==============
Six Months Ended 7/31/99+           2.05%       1.59%        1.67%
2.10%
------------------------------------------------------------------
--------------
Year Ended 7/31/99                  6.41        5.61         5.61
6.60
------------------------------------------------------------------
--------------
Inception* through 7/31/99          9.63        8.81         8.81
9.39
==================================================================
==============

                                              With Sales
Charges(2)
                                 ---------------------------------
--------------
                                  Class A      Class B      Class
L     Class Z
==================================================================
==============
Six Months Ended 7/31/99+          (3.04)%      (3.30)%
(0.31)%       2.10%
------------------------------------------------------------------
--------------
Year Ended 7/31/99                  1.08         0.62        3.55
6.60
------------------------------------------------------------------
--------------
Inception* through 7/31/99          8.03         8.34        8.48
9.39
==================================================================
==============

Cumulative Total Returns

------------------------------------------------------------------
--------------
                                               Without Sales
Charges(1)
==================================================================
==============
Class A (Inception* through 7/31/99)                    37.76%
------------------------------------------------------------------
--------------
Class B (Inception* through 7/31/99)                    34.21
------------------------------------------------------------------
--------------
Class L (Inception* through 7/31/99)                    34.21
------------------------------------------------------------------
--------------
Class Z (Inception* through 7/31/99)                    25.54
==================================================================
==============

(1)   Assumes reinvestment of all dividends and capital gain
distributions, if
      any, at net asset value and does not reflect the deduction of the
      applicable sales charges with respect to Class A and L
shares or the
      applicable contingent deferred sales charges ("CDSC") with respect to
      Class B and L shares.
(2)   Assumes reinvestment of all dividends and capital gain
distributions, if
      any, at net asset value. In addition, Class A and L shares reflect the
      deduction of the maximum initial sales charge of 5.00% and
1.00%,
      respectively; and Class B shares reflect the deduction of a
5.00% CDSC,
      which applies if shares are redeemed within one year from
purchase and
      declines thereafter by 1.00% per year until no CDSC is
incurred. Class L
      shares also reflect the deduction of a 1.00% CDSC, which
applies if shares
      are redeemed within the first year of purchase.
+     Total return is not annualized, as it may not be
representative of the
      total return for the year.
*     Inception date for Class A, B and L shares is February 5,
1996 and for
      Class Z shares is January 17, 1997.

Growth of $10,000 Invested in Class A, B and L Shares of the
Balanced Portfolio
vs. the Standard & Poor's 500 Composite Stock Index, Lehman
Government/Corporate
Bond Index, Salomon Smith Barney One-Year Treasury Bill Index and
Salomon Smith
Barney World Government Bond Index
------------------------------------------------------------------
--------------

February 5, 1996 -- July 31, 1999 (unaudited)

                                  [LINE CHART]


Salomon      Salomon
                                                  Standard &
Lehman
Brothers     Brothers
           Balanced     Balanced     Balanced     Poor's 500
Government/
One-Year      World
          Portfolio-   Portfolio-   Portfolio-    Composite
Corporation
Treasury      Global
           Class A      Class B      Class L     Stock Index
Bond Index
Bill Index   Bond Index
2/5/96        9500        10000         9896         10000
10000
10000        10000
7/96          9513         9486         9778         10175
9473
10214        10167
1/97         10511        10490        10776         12630
9118
10551        10568
7/97         11587        11664        11939         15476
9643
10892        11204
1/98         11729        11763        12036         16026
10136
11214        11842
7/98         12298        12408        12575         18462
10421
11511        12351
1/99         12824        12911        13063         21235
11020
11840        13708
7/31/99      13087        13221        13281         22191
10663
12114        13159

The chart above represents a hypothetical illustration of $10,000 invested in
Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class
A and L shares, respectively, the deduction of the maximum 5.00%
CDSC for Class
B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through
July 31, 1999. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock
Exchange, American Stock Exchange and the over-the-counter market.
The Lehman
Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The
Salomon Smith Barney One-Year Treasury Bill Index consists of one
1-Year United
States Treasury bill whose return is tracked until its maturity.
The Salomon
Smith Barney World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE CONSERVATIVE PORTFOLIO

------------------------------------------------------------------
--------------
                             Target Asset Allocation
------------------------------------------------------------------
--------------

                                   [PIE CHART]

                         Bond Funds          70%
                         Stock Funds         30%

The Conservative Portfolio seeks income and, secondarily, long-term growth of capital by investing the majority of its assets in funds that invest in bonds.

------------------------------------------------------------------
--------------

The Conservative Portfolio

The Conservative Portfolio seeks income and, secondarily, long-term capital growth. Among the Portfolios of the Concert Allocation Series, the Conservative
Portfolio consists primarily of taxable fixed income funds, with a portion invested in stock funds that invest primarily in large-capitalization U.S.
stocks.

------------------------------------------------------------------
--------------
                                Index Comparison*
------------------------------------------------------------------
--------------

                         S&P 500                       4.50%

                         Lehman Government/
                           Corporate Bond             (3.24)%

                         Salomon Smith Barney
                           High Yield Market           0.49%

                         Salomon Smith Barney
                           One-Year Treasury Bill      2.31%

------------------------------------------------------------------
--------------
* The chart above represents total returns for the six months ended July 31,
1999.

------------------------------------------------------------------
--------------
                                Portfolio Update
------------------------------------------------------------------
--------------

The Concert Allocation Series Conservative Portfolio's
("Portfolio") Class A
shares generated a total return of 1.11% for the six months ended
July 31, 1999,
excluding sales charges. The chart that appears on page 29 compares the
Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

In keeping with its investment mandate, the Conservative Portfolio is made up largely of bond funds with the remainder invested in stock funds. The
Portfolio's bond holdings tend to be very high-credit quality and involve U.S.
Government debt, as well as the bonds of other developed nations. During the reporting period, the returns of these bond funds consisted mostly of coupon interest offset by price depreciation.

The portion of the Conservative Portfolio devoted to stocks was invested primarily in large company value stocks that benefited from investor expectations that they represented good values versus growth stocks in a growing global economy. (Value investing attempts to identify stocks that are selling at relatively low prices compared to their earnings or book value with the belief that the market will eventually recognize their value, hence, causing their share price to increase. Growth stocks are generally considered to be company shares that have exhibited above-average earnings growth and are expected to continue to grow faster than other similar-sized companies.)

------------------------------------------------------------------
--------------
The Target Asset Allocation set forth above represents an approximate mix of investments for the Conservative Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series' Board of Directors.

The Concert Allocation Series Conservative Portfolio Breakdown (as of 7/31/99)
(unaudited)

                                   [PIE CHART]

                          =============================
                                15% Smith Barney
                          Managed Governments Fund Inc.
                          =============================
                          Sector Breakdown:
                           4.0% U.S. Treasuries
                          72.9% U.S. Agency Obligations
                          23.1% Repurchase Agreements

                          Credit Quality:
                          100% AAA-Rated

                          Average Maturity:
                          9.5 Years
                          =============================

                    =======================================
                         10% Smith Barney Income Funds-
                         Smith Barney Convertible Fund
                    =======================================
                    Top 5 Holdings:
                     Alpharma Inc.
                     Magna International Inc.
                     Bell Atlantic Financial Services Corp.
                     Athena Neurosciences, Inc.
                     MascoTech, Inc.
                    =======================================

                       ==================================
                          5% Smith Barney Income Funds-
                           Smith Barney Premium Total
                                  Return Fund
                       ==================================
                       Top 5 Holdings:
                        Bristol-Myers Squibb Co.
                        MCI WorldCom Inc.
                        SLM Holding Corp.
                        Loews Corp.
                        Federated Department Stores, Inc.
                       ----------------------------------

                        ================================
                             20% Smith Barney Income
                         Funds-Smith Barney Diversified
                             Strategic Income Fund
                        ================================
                        Sector Breakdown:
                        36.9% U.S. Government Agencies
                        28.1% High Yield Corporate Bonds
                        12.4% Foreign Government Bonds
                         3.9% U.S. Treasury
                        18.7% Other

                        Top 5 Holdings:
                         FNMA
                         GNMA
                         New Zealand Government
                         Queensland Treasury
                         Nykredit

                        Top 5 Country Holdings:
                         United States
                         United Kingdom
                         New Zealand
                         Denmark
                         Australia

                        Average Maturity:
                        5.0 Years
                        ================================

                            ========================
                               10% Smith Barney
                             Appreciation Fund Inc.
                            ========================
                            Top 5 Holdings:
                             Berkshire Hathaway Inc.
                             General Electric Co.
                             Tyco International Ltd.
                             Microsoft Corp.
                             Intel Corp.
                            ========================

                         ==============================
                           10% Smith Barney Investment
                            Funds Inc.-Smith Barney
                           Government Securities Fund
                         ==============================
                         Sector Breakdown:
                         31.7% U.S. Treasury
                         68.2% U.S. Government Agencies
                          0.1% Other

                         Credit Quality:
                         100% AAA-Rated

                         Average Maturity:
                         20.98 Years
                         ==============================

                         ==============================
                           5% Smith Barney Investment
                            Funds Inc.-Smith Barney
                          Hansberger Global Value Fund
                          ============================
                            Top 5 Holdings:
                             United O/S Bank Foreign
                             City Development
                             Daiwa Securities
                             Hutchinson Wampoa
                             Marubeni Corp.
                         ==============================

                     ======================================
                           5% Smith Barney Fundamental
                                 Value Fund Inc.
                     ======================================
                     Top 5 Holdings:
                      Adobe Systems, Inc.
                      AT&T Corp.
                      International Business Machines Corp.
                      Texas Instruments Inc.
                      Alcoa Inc.
                     ======================================

                    =======================================
                             10% Smith Barney Income
                               Funds-Smith Barney
                                High Income Fund
                    =======================================
                    Top 5 Holdings:
                     Allied Waste North America
                     Unisys Corp.
                     United International Holdings Inc.
                     United Pan-Europe Communications, N.V.
                     ICN Pharmaceuticals, Inc.
                    =======================================

                          ============================
                          5% Smith Barney World Funds,
                             Inc.-Global Government
                                 Bond Portfolio
                          ============================
                           Top 5 Holdings:
                            France OAT
                            U.S. Treasury Bonds
                            Denmark
                            KFW International Finance
                            U.S. Treasury Notes
                          ============================

                  ===========================================
                             5% Smith Barney Funds,
                           Inc.-Short-Term High Grade
                                    Bond Fund
                  ===========================================
                  Sector Breakdown:
                   10.7% U.S. Government & Agency Obligations
                   12.7% Mortgage-Backed Securities
                   76.6% Corporate Bonds & Notes

                   Credit Quality:
                   24.6% AAA-Rated

                   Average Maturity:
                   1.0 Years
                  ===========================================

THE CONSERVATIVE PORTFOLIO

Historical Performance -- Class A Shares

------------------------------------------------------------------
--------------
-----------------------------
                                        Net Asset Value
                             -------------------------------------
Income
Capital Gain     Total
Period Ended                 Beginning of Period     End of Period
Dividends
Distributions  Returns(1)
==================================================================
==============
=============================
7/31/99                            $12.04               $11.76
$0.24
$0.17         1.11%+
------------------------------------------------------------------
--------------
-----------------------------
1/31/99                             12.17                12.04
0.58
0.24         5.85
------------------------------------------------------------------
--------------
-----------------------------
1/31/98                             11.90                12.17
0.69
0.40        11.70
------------------------------------------------------------------
--------------
-----------------------------
Inception*-1/31/97                  11.46                11.90
0.52
0.00         8.57+
==================================================================
==============
=============================
Total
$2.03
$0.81
==================================================================
==============
=============================

Historical Performance -- Class B Shares

------------------------------------------------------------------
--------------
-----------------------------
                                        Net Asset Value
                             -------------------------------------
Income
Capital Gain     Total
Period Ended                 Beginning of Period     End of Period
Dividends
Distributions  Returns(1)
==================================================================
==============
=============================
7/31/99                            $12.02               $11.74
$0.21
$0.17         0.85%+
------------------------------------------------------------------
--------------
-----------------------------
1/31/99                             12.16                12.02
0.52
0.24         5.22
------------------------------------------------------------------
--------------
-----------------------------
1/31/98                             11.89                12.16
0.63
0.40        11.21
------------------------------------------------------------------
--------------
-----------------------------
Inception*-1/31/97                  11.46                11.89
0.47
0.00         8.03+
==================================================================
==============
=============================
Total
$1.83
$0.81
==================================================================
==============
=============================

Historical Performance -- Class L Shares

------------------------------------------------------------------
--------------
-----------------------------
                                        Net Asset Value
                             -------------------------------------
Income
Capital Gain     Total
Period Ended                 Beginning of Period     End of Period
Dividends
Distributions  Returns(1)
==================================================================
==============
=============================
7/31/99                            $12.02               $11.74
$0.22
$0.17         0.88%+
------------------------------------------------------------------
--------------
-----------------------------
1/31/99                             12.16                12.02
0.53
0.24         5.29
------------------------------------------------------------------
--------------
-----------------------------
1/31/98                             11.89                12.16
0.64
0.40        11.25
------------------------------------------------------------------
--------------
-----------------------------
Inception*-1/31/97                  11.46                11.89
0.47
0.00         8.08+
==================================================================
==============
=============================
Total
$1.86
$0.81
==================================================================
==============
=============================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

Average Annual Total Returns

------------------------------------------------------------------
--------------
                                                   Without Sales
Charges(1)
                                               -------------------
--------------
                                               Class A     Class B
Class L
==================================================================
==============
Six Months Ended 7/31/99+                        1.11%       0.85%
0.88%
------------------------------------------------------------------
--------------
Year Ended 7/31/99                               3.94        3.41
3.47
------------------------------------------------------------------
--------------
Inception* through 7/31/99                       7.77        7.22
7.27
==================================================================
==============

                                                     With Sales
Charges(2)
                                               -------------------
--------------
                                               Class A     Class B
Class L
==================================================================
==============
Six Months Ended 7/31/99+                       (3.46)%
(3.54)%      (1.09)%
------------------------------------------------------------------
--------------
Year Ended 7/31/99                              (0.76)      (0.98)
1.48
------------------------------------------------------------------
--------------
Inception* through 7/31/99                       6.35        6.73
6.95
==================================================================
==============

Cumulative Total Returns

------------------------------------------------------------------
--------------
                                                    Without Sales
Charges(1)
==================================================================
==============
Class A (Inception* through 7/31/99)
29.79%
------------------------------------------------------------------
--------------
Class B (Inception* through 7/31/99)                         27.50
------------------------------------------------------------------
--------------
Class L (Inception* through 7/31/99)                         27.71
==================================================================
==============

(1)   Assumes reinvestment of all dividends and capital gain
distributions, if
      any, at net asset value and does not reflect the deduction of the
      applicable sales charge with respect to Class A and L shares or the
      applicable contingent deferred sales charges ("CDSC") with respect to
      Class B and L shares.
(2)   Assumes reinvestment of all dividends and capital gain
distributions, if
      any, at net asset value. In addition, Class A and L shares reflect the
      deduction of the maximum initial sales charge of 4.50% and
1.00%,
      respectively; Class B shares reflect the deduction of a
4.50% CDSC, which
      applies if shares are redeemed within one year from
purchase. The CDSC
      declines by 0.50% the first year after purchase and
thereafter by 1.00%
      per year until no CDSC is incurred. Class L shares also
reflect the
      deduction of a 1.00% CDSC, which applies if shares are
redeemed within the
      first year of purchase.
+     Total return is not annualized, as it may not be
representative of the
      total return for the year.
*     Inception date for Class A, B and L shares is February 5,
1996.

Growth of $10,000 Invested in Class A, B and L Shares of the
Conservative
Portfolio vs. the Standard & Poor's 500 Composite Stock Index,
Lehman
Government/Corporate Bond Index, Salomon Smith Barney High Yield
Market Index
and Salomon Smith Barney One-Year Treasury Bill Index
------------------------------------------------------------------
--------------
February 5, 1996 -- July 31, 1999 (unaudited)

                                  [LINE CHART]


Salomon
                                                        Standard &
Lehman
Salomon       Brothers
          Conservative   Conservative   Conservative    Poor's 500
Government/
Brothers      One-Year
           Portfolio-     Portfolio-     Portfolio-     Composite
Corporation
High Yield     Treasury
            Class A        Class B        Class L      Stock Index
Bond Index
Market Index   Bill Index
2/5/96        9550          10000           9896          10000
10000
10000         10000
7/96          9560           9542           9786          10175
9473
10208         10214
1/97         10369          10353          10596          12630
9118
11049         10551
7/97         11277          11323          11609          15476
9643
11886         10892
1/98         11581          11614          11900          16026
10136
12693         11214
7/98         11925          12029          12215          18462
10421
13152         11511
1/99         12259          12342          12529          21235
11020
13050         11840
7/31/99      12395          12550          12639          22191
10663
13114         12114

The chart above represents a hypothetical illustration of $10,000 invested in
Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% and 1.00% sales charge at the time of investment for Class
A and L shares, respectively, the deduction of the maximum 4.50%
CDSC for Class
B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through
July 31, 1999. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock
Exchange, American Stock Exchange and the over-the-counter market.
The Lehman
Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The
Salomon Smith Barney High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. The Salomon Smith Barney
One-Year Treasury Bill Index consists of one 1-Year United States Treasury bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE INCOME PORTFOLIO

------------------------------------------------------------------
--------------
                             Target Asset Allocation
------------------------------------------------------------------
--------------

                                  [PIE CHART]

                         Stock Funds              10%
                         Bond Funds               90%

The Income Portfolio seeks high current income by investing primarily in bond funds.

------------------------------------------------------------------
--------------

The Income Portfolio

The Income Portfolio seeks high current income. Among the Portfolios of the
Concert Allocation Series, the Income Portfolio allocates most of its assets in taxable fixed-income funds designed to generate a high level of income consistent with relative stability of principal. A small portion of the
Portfolio is invested in equity funds that invest in large-capitalization U.S.
stocks.

------------------------------------------------------------------
--------------
                                Index Comparison*
------------------------------------------------------------------
--------------

                         S&P 500                       4.50%

                         Lehman Government/
                           Corporate Bond             (3.24)%

                         Salomon Smith Barney
                           High Yield Market           0.49%

                         Salomon Smith Barney
                           One-Year Treasury Bill      2.31%
------------------------------------------------------------------
--------------
* The chart above represents total returns for the six months ended July 31,
1999.

------------------------------------------------------------------
--------------
                                Portfolio Update
------------------------------------------------------------------
--------------

The Concert Allocation Series Income Portfolio's ("Portfolio") Class A shares generated a total return of a negative 1.45% for the six months ended July 31,
1999, excluding sales charges. The chart that appears on page 34 compares the
Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

The majority of assets in the Income Portfolio are invested in bond funds that invest in the debt obligations of the U. S. Government and other developed nations. The six-month period ended July 31, 1999 saw the bond market perform poorly. Strong corporate earnings, coupled with the continuing recovery in the global markets, concerned bond investors who believed that inflationary pressures were growing. To forestall further inflationary pressures, the Federal
Reserve Board raised interest rates by 25 basis points twice this summer.

------------------------------------------------------------------
--------------
The Target Asset Allocation set forth above represents an approximate mix of investments for the Income Portfolio. The allocation and investment mix of the
Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series' Board of Directors.

The Concert Allocation Series Income Portfolio Breakdown (as of
7/31/99)
(unaudited)

                                   [PIE CHART]

                  ===========================================
                          10% Smith Barney Funds, Inc.-
                                 Short-Term High
                                 Grade Bond Fund
                  ===========================================
                  Sector Breakdown:
                   10.7% U.S. Government & Agency Obligations
                   12.7% Mortgage-Backed Securities
                   76.6% Corporate Bonds & Notes

                  Credit Quality:
                   24.6% AAA-Rated

                  Average Maturity:
                   3.0 Years
                  ===========================================

                         ===============================
                           15% Smith Barney Investment
                             Funds Inc.-Smith Barney
                           Government Securities Fund
                         ===============================
                         Sector Breakdown:
                          31.7% U.S. Treasuries
                          68.2% U.S. Government Agencies
                           0.1% Other

                         Credit Quality:
                          100% AAA-Rated

                         Average Maturity:
                          20.9 Years
                         ===============================

                          ==============================
                                20% Smith Barney
                          Managed Governments Fund Inc.
                          ==============================
                          Sector Breakdown:
                            4.0% U.S. Treasuries
                           72.9% U.S. Agency Obligations
                           23.1% Repurchase Agreements

                          Credit Quality:
                           100% AAA-Rated

                          Average Maturity:
                           9.5 Years
                          ==============================

                        =================================
                             20% Smith Barney Income
                         Funds-Smith Barney Diversified
                              Strategic Income Fund
                        =================================
                        Sector Breakdown:
                          3.9% U.S. Treasuries
                         36.9% U.S. Government Agencies
                         28.1% High Yield Corporate Bonds
                         12.4% Foreign Government Bonds
                         18.7% Other

                        Top 5 Holdings:
                         FNMA
                         GNMA
                         New Zealand Government
                         Queensland Treasury
                         Nykredit

                        Top 5 Country Holdings:
                         United States
                         United Kingdom
                         New Zealand
                         Denmark
                         Australia

                        Average Maturity:
                         5 Years
                        =================================

                            ========================
                                  5% Smith Barney
                             Appreciation Fund Inc.
                            ========================
                            Top 5 Holdings:
                             Berkshire Hathaway Inc.
                             General Electric Co.
                             Tyco International Ltd.
                             Microsoft Corp.
                             Intel Corp.
                            ========================

                    =======================================
                          5% Smith Barney Income Funds-
                         Smith Barney Convertible Fund
                    =======================================
                    Top 5 Holdings:
                     Alpharma,Inc.
                     Magna International, Inc.
                     Bell Atlantic Financial Services Corp.
                     Athena Neurosciences Inc.
                     MascoTech, Inc.
                    =======================================

                     ======================================
                         20% Smith Barney Income Funds-
                          Smith Barney High Income Fund
                     ======================================
                     Top 5 Holdings:
                      Allied Waste North America
                      Unisys Corp.
                      United International Holdings, Inc.
                      United Pan-Europe Communications N.V.
                      ICN Pharmaceuticals Inc.
                     ======================================

                       ==================================
                          5% Smith Barney Income Funds-
                           Smith Barney Premium Total
                                  Return Fund
                       ==================================
                       Top 5 Holdings:
                        Bristol-Myers Squibb Co.
                        MCI WorldCom, Inc.
                        SLM Holding Corp.
                        Loews Corp.
                        Federated Department Stores, Inc.
                       ==================================

THE INCOME PORTFOLIO

Historical Performance -- Class A Shares

------------------------------------------------------------------
--------------
---------------------------
                                      Net Asset Value
                           -------------------------------------
Income
Capital Gain      Total
Period Ended               Beginning of Period     End of Period
Dividends
Distributions   Returns(1)
==================================================================
==============
===========================
7/31/99                          $11.50               $10.95
$0.31
$0.07         (1.45)%+
------------------------------------------------------------------
--------------
---------------------------
1/31/99                           11.75                11.50
0.69
0.11          4.88
------------------------------------------------------------------
--------------
---------------------------
1/31/98                           11.53                11.75
0.77
0.29         11.44
------------------------------------------------------------------
--------------
---------------------------
Inception*-1/31/97                11.46                11.53
0.63
0.00          6.39+
==================================================================
==============
===========================
Total
$2.40
$0.47
==================================================================
==============
===========================

Historical Performance -- Class B Shares

------------------------------------------------------------------
--------------
---------------------------
                                      Net Asset Value
                           -------------------------------------
Income
Capital Gain      Total
Period Ended               Beginning of Period     End of Period
Dividends
Distributions   Returns(1)
==================================================================
==============
===========================
7/31/99                          $11.50               $10.96
$0.28
$0.07         (1.62)%+
------------------------------------------------------------------
--------------
---------------------------
1/31/99                           11.76                11.50
0.63
0.11          4.25
------------------------------------------------------------------
--------------
---------------------------
1/31/98                           11.53                11.76
0.70
0.29         10.93
------------------------------------------------------------------
--------------
---------------------------
Inception*-1/31/97                11.46                11.53
0.58
0.00          5.89+
==================================================================
==============
===========================
Total
$2.19
$0.47
==================================================================
==============
===========================

Historical Performance -- Class L Shares

------------------------------------------------------------------
--------------
---------------------------
                                       Net Asset Value
                           -------------------------------------
Income
Capital Gain      Total
Period Ended               Beginning of Period     End of Period
Dividends
Distributions   Returns(1)
==================================================================
==============
===========================
7/31/99                          $11.50               $10.96
$0.28
$0.07         (1.59)%+
------------------------------------------------------------------
--------------
---------------------------
1/31/99                           11.76                11.50
0.64
0.11          4.31
------------------------------------------------------------------
--------------
---------------------------
1/31/98                           11.53                11.76
0.71
0.29         10.98
------------------------------------------------------------------
--------------
---------------------------
Inception*-1/31/97                11.46                11.53
0.59
0.00          5.94+
==================================================================
==============
===========================
Total
$2.22
$0.47
==================================================================
==============
===========================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

Average Annual Total Returns

------------------------------------------------------------------
--------------
                                                  Without Sales
Charges(1)
                                               -------------------
--------------
                                               Class A      Class
B     Class L
==================================================================
==============
Six Months Ended 7/31/99+                       (1.45)%
(1.62)%      (1.59)%
------------------------------------------------------------------
--------------
Year Ended 7/31/99                               0.50       (0.02)
0.12
------------------------------------------------------------------
--------------
Inception* through 7/31/99                       6.00        5.49
5.54
==================================================================
==============

                                                    With Sales
Charges(2)
                                               -------------------
--------------
                                               Class A      Class
B     Class L
==================================================================
==============
Six Months Ended 7/31/99+                       (5.87)%
(5.91)%      (3.55)%
------------------------------------------------------------------
--------------
Year Ended 7/31/99                              (4.04)      (4.25)
(1.83)
------------------------------------------------------------------
--------------
Inception* through 7/31/99                       4.61        5.01
5.23
==================================================================
==============

Cumulative Total Returns

------------------------------------------------------------------
--------------
                                                  Without Sales
Charges(1)
==================================================================
==============
Class A (Inception* through 7/31/99)                        22.53%
------------------------------------------------------------------
--------------
Class B (Inception* through 7/31/99)                        20.48
------------------------------------------------------------------
--------------
Class L (Inception* through 7/31/99)                        20.69
==================================================================
==============

(1)   Assumes reinvestment of all dividends and capital gain
distributions, if
      any, at net asset value and does not reflect the deduction of the
      applicable sales charges with respect to Class A and L
shares or the
      applicable contingent deferred sales charges ("CDSC") with respect to
      Class B and L shares.
(2)   Assumes reinvestment of all dividends and capital gain
distributions, if
      any, at net asset value. In addition, Class A and L shares reflect the
      deduction of the maximum initial sales charge of 4.50% and
1.00%,
      respectively; and Class B shares reflect the deduction of a
4.50% CDSC,
      which applies if shares are redeemed less than one year from purchase.
      This CDSC declines by 0.50% the first year after purchase
and thereafter
      by 1.00% per year until no CDSC is incurred. Class L shares also reflect
      the deduction of a 1.00% CDSC, which applies if shares are redeemed within
      the first year of purchase.
+     Total return is not annualized, as it may not be
representative of the
      total return for the year.
*     Inception date for Class A, B and L shares is February 5,
1996.

Growth of $10,000 Invested in Class A, B and L Shares of the
Income Portfolio
vs. Standard & Poor's 500 Composite Stock Index, Lehman
Government/Corporate
Bond Index, Salomon Smith Barney High Yield Market Index and
Salomon Smith
Barney One-Year Treasury Bill Index
------------------------------------------------------------------
--------------
February 5, 1996 -- July 31, 1999 (unaudited)

                                  [LINE CHART]


Salomon
                                                 Standard &
Lehman
Salomon       Brothers
            Income       Income       Income     Poor's 500
Government/
Brothers      One-Year
          Portfolio-   Portfolio-   Portfolio-   Composite
Corporate
High Yield     Treasury
           Class A      Class B      Class L    Stock Index
Bond Index
Market Index   Bill Index
2/5/96       9550        10000         9896        10000
10000
10000         10000
7/96         9482         9472         9711        10175
9473
10208         10214
1/97        10160        10139        10385        12630
9118
11049         10551
7/97        10939        10973        11263        15476
9643
11886         10892
1/98        11322        11297        11636        16026
10136
12693         11214
7/98        11644        11750        11929        18462
10421
13152         11511
1/99        11875        11946        12137        21235
11020
13050         11840
7/31/99     11702        11856        11943        22191
10663
13114         12114

The chart above represents a hypothetical illustration of $10,000 invested in
Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% and 1.00% sales charge at the time of investment for Class
A and L shares, respectively, the deduction of the maximum 4.50%
CDSC for Class
B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through
July 31, 1999. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock
Exchange, American Stock Exchange and the over-the-counter market.
The Lehman
Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The
Salomon Smith Barney High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. The Salomon Smith Barney
One-Year Treasury Bill Index consists of one 1-Year United States Treasury bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE GLOBAL PORTFOLIO

Schedule of Investments (unaudited)
July 31, 1999
------------------------------------------------------------------
--------------

   Shares                                              Description
Value
==================================================================
==============
===========================================
Underlying Funds -- 99.1%
     66,912   Smith Barney Funds, Inc. - Large Cap Value Fund
$  1,281,375
     63,559   Smith Barney Investment Funds Inc. - Concert
Peachtree Growth Fund
1,150,434
    528,523   Smith Barney Investment Funds Inc. - Smith Barney
Hansberger
Global Value Fund                      6,701,674
    259,402   Smith Barney Investment Funds Inc. - Smith Barney
Hansberger Small
Cap Value Fund                   2,697,789
    176,891   Smith Barney Investment Trust - Smith Barney Large
Capitalization
Growth Fund                       3,803,158
    183,548   Smith Barney Small Cap Blend Fund, Inc.
2,641,257
    142,813   Smith Barney World Funds, Inc. - Emerging Markets
Portfolio
1,281,034
    277,240   Smith Barney World Funds, Inc. - International
Equity Portfolio
6,626,058
------------------------------------------------------------------
--------------
-------------------------------------------
              Total Underlying Funds (Cost -- $23,330,070)
26,182,779
==================================================================
==============
===========================================

    Face
   Amount                                              Description
Value
==================================================================
==============
===========================================
Repurchase Agreement -- 0.9%
$   253,000   Morgan Stanley Dean Witter & Co., 5.030% due 8/2/99;
Proceeds at
maturity-- $253,106;
              (Fully collateralized by U.S. Treasury Notes, 5.250%
to 7.000% due
11/18/99 to 7/15/06;
              Market value -- $259,670) (Cost -- $253,000)
253,000
==================================================================
==============
===========================================
              Total Investments-- 100% (Cost -- $23,583,070*)
$ 26,435,779
==================================================================
==============
===========================================

      * Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

THE HIGH GROWTH PORTFOLIO

Schedule of Investments (unaudited)
July 31, 1999
------------------------------------------------------------------
--------------

   Shares                                              Description
Value
==================================================================
==============
===========================================
Underlying Funds -- 99.5%
  1,427,912   Smith Barney Aggressive Growth Fund Inc.
$ 94,470,662
  1,982,513   Smith Barney Equity Funds - Smith Barney Large Cap
Blend Fund
35,427,510
  1,811,556   Smith Barney Funds, Inc. - Large Cap Value Fund
34,691,311
  6,477,351   Smith Barney Income Funds - Smith Barney High Income
Fund
66,911,043
  4,175,061   Smith Barney Investment Funds Inc. - Concert
Peachtree Growth Fund
75,568,606
  2,453,780   Smith Barney Investment Funds Inc. - Smith Barney
Contrarian Fund
34,058,478
  6,249,566   Smith Barney Investment Funds Inc. - Smith Barney
Hansberger
Global Value Fund                     79,244,509
  4,025,897   Smith Barney Investment Trust - Smith Barney Large
Capitalization
Growth Fund                      86,556,789
  2,326,088   Smith Barney Investment Trust - Smith Barney Mid Cap
Blend Fund
39,869,153
 10,667,454   Smith Barney Small Cap Blend Fund, Inc.
153,504,669
  3,068,717   Smith Barney World Funds, Inc. - International
Equity Portfolio
73,342,346
------------------------------------------------------------------
--------------
-------------------------------------------
              Total Underlying Funds (Cost -- $625,244,436)
773,645,076
==================================================================
==============
===========================================

    Face
   Amount                                              Description
Value
==================================================================
==============
===========================================
Repurchase Agreement -- 0.5%
$ 4,160,000   Morgan Stanley Dean Witter & Co., 5.030% due 8/2/99;
              Proceeds at maturity -- $4,161,744; (Fully
collateralized by U.S.
              Treasury Notes, 5.250% to 7.000% due 11/18/99 to
7/15/06; Market
              value -- $4,243,200)
              (Cost -- $4,160,000)
4,160,000
==================================================================
==============
===========================================
              Total Investments -- 100% (Cost -- $629,404,436*)
$777,805,076
==================================================================
==============
===========================================

      * Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

THE GROWTH PORTFOLIO

Schedule of Investments (unaudited)
July 31, 1999
------------------------------------------------------------------
--------------

   Shares                                              Description
Value
==================================================================
==============
===========================================
Underlying Funds -- 99.1%
    938,109   Smith Barney Aggressive Growth Fund Inc.
$ 62,065,346
  5,053,441   Smith Barney Equity Funds - Smith Barney Large Cap
Blend Fund
90,305,000
  4,618,070   Smith Barney Funds, Inc. - Large Cap Value Fund
88,436,056
  5,272,297   Smith Barney Investment Funds Inc. - Concert
Peachtree Growth Fund
95,428,585
  3,155,483   Smith Barney Investment Funds Inc. - Smith Barney
Contrarian Fund
43,798,107
  8,850,752   Smith Barney Investment Funds Inc. - Smith Barney
Government
Securities Fund                       81,426,927
  4,096,294   Smith Barney Investment Funds Inc. - Smith Barney
Hansberger
Global Value Fund                     51,941,016
  7,593,745   Smith Barney Investment Funds Inc. - Smith Barney
High Income Fund
78,443,401
  6,754,735   Smith Barney Investment Funds Inc. - Smith Barney
Investment Grade
Bond Fund                       79,503,236
  2,626,922   Smith Barney Investment Trust - Smith Barney Large
Capitalization
Growth Fund                      56,478,824
  2,981,907   Smith Barney Investment Trust - Smith Barney Mid Cap
Blend Fund
51,109,896
  3,374,353   Smith Barney Small Cap Blend Fund, Inc.
48,556,946
  3,911,695   Smith Barney World Funds, Inc. - International
Equity Portfolio
93,489,514
------------------------------------------------------------------
--------------
-------------------------------------------
              Total Underlying Funds (Cost-- $797,516,366)
920,982,854
==================================================================
==============
===========================================

    Face
   Amount                                              Description
Value
==================================================================
==============
===========================================
Repurchase Agreement -- 0.9%
$ 7,972,000   Morgan Stanley Dean Witter & Co., 5.030% due 8/2/99;
Proceeds at
              maturity -- $7,975,342; (Fully collateralized by
U.S. Treasury
              Notes, 5.250% to 7.000% due 11/18/99 to 7/15/06;
Market value --
              $8,183,103)
              (Cost -- $7,972,000)
7,972,000
==================================================================
==============
===========================================
              Total Investments -- 100% (Cost -- $805,488,366*)
$928,954,854
==================================================================
==============
===========================================

      * Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

THE BALANCED PORTFOLIO

Schedule of Investments (unaudited)
July 31, 1999
------------------------------------------------------------------
--------------

   Shares                                              Description
Value
==================================================================
==============
===========================================
Underlying Funds -- 99.3%
  3,415,812   Smith Barney Appreciation Fund Inc.
$ 55,404,480
  1,560,498   Smith Barney Equity Funds - Smith Barney Large Cap
Blend Fund
27,886,107
  4,278,803   Smith Barney Fundamental Value Fund Inc.
57,592,700
  1,478,354   Smith Barney Funds, Inc. - Large Cap Value Fund
28,310,493
  5,983,706   Smith Barney Funds, Inc. - Short-Term High Grade
Bond Fund
24,114,337
  3,513,757   Smith Barney Income Funds - Smith Barney Convertible
Fund
53,901,043
 10,469,232   Smith Barney Income Funds - Smith Barney Diversified
Strategic
Income Fund                         78,100,472
  2,631,663   Smith Barney Income Funds - Smith Barney Premium
Total Return Fund
56,449,183
  5,595,511   Smith Barney Investment Funds Inc. - Smith Barney
Government
Securities Fund                       51,478,708
  4,317,941   Smith Barney Managed Governments Fund Inc.
52,247,092
  2,345,481   Smith Barney World Funds, Inc. - Global Government
Bond Portfolio
26,175,576
  1,219,936   Smith Barney World Funds, Inc. - International
Equity Portfolio
29,156,482
------------------------------------------------------------------
--------------
-------------------------------------------
              Total Underlying Funds (Cost -- $522,736,250)
540,816,673
==================================================================
==============
===========================================

    Face
   Amount                                              Description
Value
==================================================================
==============
===========================================
Repurchase Agreement -- 0.7%
$ 3,996,000   Morgan Stanley Dean Witter & Co., 5.030% due 8/2/99;
Proceeds at
maturity -- $3,997,675;
              Fully collateralized by U.S. Treasury Notes, 5.250%
to 7.000% due
11/18/99 to 7/15/06;
              (Market value -- $4,101,817) (Cost -- $3,996,000)
3,996,000
==================================================================
==============
===========================================
              Total Investments -- 100% (Cost -- $526,732,250*)
$544,812,673
==================================================================
==============
===========================================

      * Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

THE CONSERVATIVE PORTFOLIO

Schedule of Investments (unaudited)
July 31, 1999
------------------------------------------------------------------
--------------

   Shares                                              Description
Value
==================================================================
==============
===========================================
Underlying Funds -- 99.8%
    950,953   Smith Barney Appreciation Fund Inc.
$ 15,424,465
    624,957   Smith Barney Fundamental Value Fund Inc.
8,411,922
  1,656,848   Smith Barney Funds, Inc. - Short-Term High Grade
Bond Fund
6,677,101
    965,214   Smith Barney Income Funds - Smith Barney Convertible
Fund
14,806,389
  3,939,321   Smith Barney Income Funds - Smith Barney Diversified
Strategic
Income Fund                         29,387,338
  1,423,555   Smith Barney Income Funds - Smith Barney High Income
Fund
14,705,326
    354,608   Smith Barney Income Funds - Smith Barney Premium
Total Return Fund
7,606,362
  1,596,517   Smith Barney Investment Funds Inc. - Smith Barney
Government
Securities Fund                       14,687,964
    676,521   Smith Barney Investment Funds Inc. - Smith Barney
Hansberger
Global Value Fund                      8,578,297
  1,822,455   Smith Barney Managed Governments Fund Inc.
22,051,709
    658,976   Smith Barney World Funds, Inc. - Global Government
Bond Portfolio
7,354,173
------------------------------------------------------------------
--------------
-------------------------------------------
              Total Underlying Funds (Cost -- $151,912,872)
149,691,046
==================================================================
==============
===========================================

    Face
   Amount                                              Description
Value
==================================================================
==============
===========================================
Repurchase Agreement -- 0.2%
$   325,000   Morgan Stanley Dean Witter & Co., 5.030% due 8/2/99;
Proceeds at
maturity -- $325,136;
              (Fully collateralized by U.S. Treasury Notes, 5.250%
to 7.000% due
11/18/99 to 7/15/06;
              Market value -- $332,475) (Cost -- $325,000)
325,000
==================================================================
==============
===========================================
              Total Investments -- 100% (Cost-- $152,237,872*)
$150,016,046
==================================================================
==============
===========================================

      * Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

THE INCOME PORTFOLIO

Schedule of Investments (unaudited)
July 31, 1999
------------------------------------------------------------------
--------------

   Shares                                              Description
Value
==================================================================
==============
===========================================
Underlying Funds -- 99.7%
    217,463   Smith Barney Appreciation Fund Inc.
$  3,527,255
  1,680,226   Smith Barney Funds, Inc. - Short-Term High Grade
Bond Fund
6,771,314
    232,037   Smith Barney Income Funds - Smith Barney Convertible
Fund
3,559,453
  1,892,387   Smith Barney Income Funds - Smith Barney Diversified
Strategic
Income Fund                         14,117,212
  1,361,361   Smith Barney Income Funds - Smith Barney High Income
Fund
14,062,860
    163,977   Smith Barney Income Funds - Smith Barney Premium
Total Return Fund
3,517,314
  1,149,840   Smith Barney Investment Funds Inc. - Smith Barney
Government
Securities Fund                       10,578,529
  1,171,148   Smith Barney Managed Governments Fund Inc.
14,170,899
------------------------------------------------------------------
--------------
-------------------------------------------
              Total Underlying Funds (Cost -- $73,714,122)
70,304,836
==================================================================
==============
===========================================

    Face
   Amount                                              Description
Value
==================================================================
==============
===========================================
Repurchase Agreement -- 0.3%
   $238,000   Morgan Stanley Dean Witter & Co., 5.030% due 8/2/99;
Proceeds at
maturity -- $238,100;
              (Fully collateralized by U.S. Treasury Notes, 5.250%
to 7.000% due
11/18/99 to 7/15/06;
              Market value -- $244,302) (Cost -- $238,000)
238,000
==================================================================
==============
===========================================
              Total Investments -- 100% (Cost -- $73,952,122*)
$ 70,542,836
==================================================================
==============
===========================================

      * Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
July 31, 1999
------------------------------------------------------------------
--------------

                                                  Global      High
Growth
Growth       Balanced     Conservative      Income
                                                 Portfolio
Portfolio
Portfolio     Portfolio      Portfolio      Portfolio
==================================================================
==============
====================================================
Assets:
    Investments, at cost                        $23,583,070
$629,404,436
$805,488,366  $526,732,250   $152,237,872   $73,952,122
==================================================================
==============
====================================================
    Investments, at value                       $26,435,779
$777,805,076
$928,954,854  $544,812,673   $150,016,046   $70,542,836
    Cash                                                779
1,827,090
815           669             --           729
    Receivable for Fund shares sold                   3,811
80,351
92,225        34,249         93,411        20,709
    Receivable from manager                          31,528
--
--            --             --            --
    Dividends and interest receivable                    35
581
1,113        73,456        578,826       354,161
------------------------------------------------------------------
--------------
----------------------------------------------------
    Total Assets                                 26,471,932
779,713,098
929,049,007   544,921,047    150,688,283    70,918,435
------------------------------------------------------------------
--------------
----------------------------------------------------
Liabilities:
    Payable to bank                                      --
--
--            --        336,290            --
    Dividends payable                                43,606
5,000,246
12,254,836    13,102,537      2,129,455       789,132
    Distribution fees payable                         6,494
152,191
172,085       107,443         29,056        10,810
    Accrued expenses                                     --
559,641
572,067       510,877        144,684        27,814
------------------------------------------------------------------
--------------
----------------------------------------------------
    Total Liabilities                                50,100
5,712,078
12,998,988    13,720,857      2,639,485       827,756
------------------------------------------------------------------
--------------
----------------------------------------------------
Total Net Assets                                $26,421,832
$774,001,020
$916,050,019  $531,200,190   $148,048,798   $70,090,679
==================================================================
==============
====================================================
Net Assets:
    Par value of capital shares                 $     2,172   $
49,588  $
62,946  $     41,922   $     12,602   $     6,399
    Capital paid in excess of par value          23,637,398
620,125,749
782,010,480   510,703,884    149,309,147    73,522,390
    Undistributed (overdistributed)
       net investment income                        (74,452)
109,327
5,645,578      (784,699)       594,224        35,232
    Accumulated net realized gain (loss)
       on investments                                 4,005
5,315,716
4,864,527     3,158,660        354,651       (64,056)
    Net unrealized appreciation (depreciation)
       of investments                             2,852,709
148,400,640
123,466,488    18,080,423     (2,221,826)   (3,409,286)
------------------------------------------------------------------
--------------
----------------------------------------------------
Total Net Assets                                $26,421,832
$774,001,020
$916,050,019  $531,200,190   $148,048,798   $70,090,679
==================================================================
==============
====================================================
Shares Outstanding:
    Class A                                       1,179,152
24,854,026
27,360,484    17,475,864      6,059,928     3,159,325
    Class B                                         961,860
21,627,766
31,343,788    19,136,322      5,934,060     2,870,983
    Class L                                          30,776
2,618,051
3,775,622     2,801,094        607,718       369,019
    Class Z                                              --
488,344
466,312     2,509,065             --            --
------------------------------------------------------------------
--------------
----------------------------------------------------
Net Asset Value:
    Class A (and redemption price)              $     12.19   $
15.66  $
14.54  $      12.68   $      11.76   $     10.95
    Class B *                                   $     12.13   $
15.55  $
14.56  $      12.67   $      11.74   $     10.96
    Class L **                                  $     12.13   $
15.56  $
14.56  $      12.67   $      11.74   $     10.96
    Class Z (and redemption price)                       --   $
15.68  $
14.49  $      12.67             --            --
------------------------------------------------------------------
--------------
----------------------------------------------------
Maximum Public Offering Price Per Share:
    Class A (net asset value plus 5.26% of
       net asset value per share)               $     12.83   $
16.48  $
15.30  $      13.35             --            --
    Class A (net asset value plus 4.71% of
       net asset value per share)                        --
--
--            --   $      12.31   $     11.47
    Class L (net asset value plus 1.01% of
       net asset value per share)               $     12.25   $
15.72  $
14.71  $      12.80   $      11.86   $     11.07
==================================================================
==============
====================================================

*     Redemption price is NAV of Class B shares reduced by a 5.00%
CDSC (4.50%
      for the Conservative Portfolio and the Income Portfolio) if
shares are
      redeemed within one year from purchase (See Note 2).
**    Redemption price is NAV of Class L shares reduced by a 1.00%
CDSC if
      shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

Statements of Operations (unaudited)      For the Six Months Ended
July 31, 1999
------------------------------------------------------------------
--------------

                                             Global       High
Growth     Growth
Balanced    Conservative      Income
                                            Portfolio
Portfolio
Portfolio     Portfolio     Portfolio      Portfolio
==================================================================
==============
==============================================
Investment Income:
    Income distributions from
      Underlying Funds                     $     7,525   $
3,277,428  $
9,511,519  $  9,185,895   $ 3,502,883   $ 2,255,546
    Short-term capital gain distributions
      from Underlying Funds                     22,791
330,820
683,676       499,494       120,005        32,722
    Interest                                     6,562
82,488
99,139        30,943        20,542         5,574
------------------------------------------------------------------
--------------
----------------------------------------------
    Total Investment Income                     36,878
3,690,736
10,294,334     9,716,332     3,643,430     2,293,842
------------------------------------------------------------------
--------------
----------------------------------------------
Expenses:
    Distribution fees (Note 2)                  70,170
2,279,568
3,046,144     1,709,545       369,162       184,651
    Other expenses                              41,160
1,301,841
1,597,880       954,429       257,909       128,328
------------------------------------------------------------------
--------------
----------------------------------------------
    Total Expenses                             111,330
3,581,409
4,644,024     2,663,974       627,071       312,979
------------------------------------------------------------------
--------------
----------------------------------------------
Net Investment Income (Loss)                   (74,452)
109,327
5,650,310     7,052,358     3,016,359     1,980,863
------------------------------------------------------------------
--------------
----------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments (Note 3):
    Realized Gain (Loss) From:
      Sale of Underlying Funds                      --
2,540,120
800,604     1,056,196       (16,603)     (159,702)
      Capital gain distributions from
          Underlying Funds                       4,159
2,781,689
4,068,761     2,111,451       371,924        97,037
------------------------------------------------------------------
--------------
----------------------------------------------
    Net Realized Gain (Loss)                     4,159
5,321,809
4,869,365     3,167,647       355,321       (62,665)
------------------------------------------------------------------
--------------
----------------------------------------------
    Change in Net Unrealized Appreciation
    (Depreciation) of Investments:
      Beginning of period                      673,196
110,582,801
115,601,383    18,334,047      (273,413)     (374,229)
      End of period                          2,852,709
148,400,640
123,466,488    18,080,423    (2,221,826)   (3,409,286)
------------------------------------------------------------------
--------------
----------------------------------------------
    Change in Net Unrealized
      Appreciation (Depreciation)            2,179,513
37,817,839
7,865,105      (253,624)   (1,948,413)   (3,035,057)
------------------------------------------------------------------
--------------
----------------------------------------------
Net Gain (Loss) on Investments               2,183,672
43,139,648
12,734,470     2,914,023    (1,593,092)   (3,097,722)
==================================================================
==============
==============================================
Increase (Decrease) in Net Assets
    From Operations                        $ 2,109,220   $
43,248,975  $
18,384,780  $  9,966,381   $ 1,423,267   ($1,116,859)
==================================================================
==============
==============================================

                       See Notes to Financial Statements.

Statements of Changes in Net Assets       For the Six Months Ended
July 31, 1999
(unaudited)
------------------------------------------------------------------
--------------

                                         Global       High Growth
Growth
Balanced      Conservative       Income
                                        Portfolio      Portfolio
Portfolio
Portfolio       Portfolio       Portfolio
==================================================================
==============
==================================================
Operations:
    Net investment income (loss)      $    (74,452)  $     109,327
$
5,650,310   $   7,052,358   $   3,016,359   $  1,980,863
    Net realized gain (loss)                 4,159       5,321,809
4,869,365       3,167,647         355,321        (62,665)
    Change in net unrealized
      appreciation (depreciation)        2,179,513      37,817,839
7,865,105        (253,624)     (1,948,413)    (3,035,057)
------------------------------------------------------------------
--------------
--------------------------------------------------
    Increase (Decrease) in Net
      Assets From Operations             2,109,220      43,248,975
18,384,780       9,966,381       1,423,267     (1,116,859)
------------------------------------------------------------------
--------------
--------------------------------------------------
Distributions to Shareholders From:
    Net investment income                       --              --
(773,332)     (8,236,032)     (2,795,255)    (1,912,671)
    Net realized gains                     (43,606)
(5,000,246)
(11,481,504)    (13,102,537)     (2,129,455)      (477,851)
------------------------------------------------------------------
--------------
--------------------------------------------------
    Decrease in Net Assets From
      Distributions to Shareholders        (43,606)
(5,000,246)
(12,254,836)    (21,338,569)     (4,924,710)    (2,390,522)
------------------------------------------------------------------
--------------
--------------------------------------------------
Fund Share Transactions (Note 5):
    Net proceeds from sale of shares     7,290,051     100,491,990
114,343,793      80,438,349      28,814,341     11,629,681
    Net asset value of shares issued
      for reinvestment of dividends             --              --
--       7,769,572       2,728,000      1,440,570
    Cost of shares reacquired           (3,164,040)
(92,746,472)
(108,110,363)    (92,577,406)    (23,457,406)   (14,304,475)
------------------------------------------------------------------
--------------
--------------------------------------------------
    Increase (Decrease) in Net
      Assets From Fund Share
      Transactions                       4,126,011       7,745,518
6,233,430      (4,369,485)      8,084,935     (1,234,224)
------------------------------------------------------------------
--------------
--------------------------------------------------
Increase (Decrease) in Net Assets        6,191,625      45,994,247
12,363,374     (15,741,673)      4,583,492     (4,741,605)

Net Assets:
    Beginning of period                 20,230,207     728,006,773
903,686,645     546,941,863     143,465,306     74,832,284
------------------------------------------------------------------
--------------
--------------------------------------------------
    End of period*                    $ 26,421,832   $ 774,001,020
$
916,050,019   $ 531,200,190   $ 148,048,798   $ 70,090,679
==================================================================
==============
==================================================
* Includes undistributed
    (overdistributed) net
    investment income of:             $    (74,452)  $     109,327
$
5,645,578   $    (784,699)  $     594,224   $     35,232
==================================================================
==============
==================================================

                       See Notes to Financial Statements.

Statements of Changes in Net Assets          For the Year Ended
January 31, 1999
(continued)
------------------------------------------------------------------
--------------

                                               Global      High
Growth
Growth        Balanced     Conservative     Income
                                            Portfolio(1)
Portfolio
Portfolio      Portfolio      Portfolio     Portfolio
==================================================================
==============
==================================================
Operations:
    Net investment income                   $    37,925   $
1,916,805   $
11,738,141   $ 13,071,007   $  5,668,123   $ 3,892,661
    Net realized gain                            59,221
20,723,412
22,093,046     16,335,841      2,660,092       684,340
    Increase (decrease) in net
      unrealized appreciation                   673,196
85,048,371
81,964,941     10,040,283     (1,387,430)   (1,487,808)
------------------------------------------------------------------
--------------
--------------------------------------------------
    Increase in Net Assets From Operations      770,342
107,688,588
115,796,128     39,447,131      6,940,785     3,089,193
------------------------------------------------------------------
--------------
--------------------------------------------------
Distributions to Shareholders From:
    Net investment income                       (37,925)
(1,916,805)
(11,668,230)   (13,888,946)    (5,720,587)   (3,925,621)
    Net realized gains                          (15,769)
(22,738,630)
(21,474,608)   (13,499,883)    (2,438,232)     (653,034)
------------------------------------------------------------------
--------------
--------------------------------------------------
    Decrease in Net Assets From
      Distributions to Shareholders             (53,694)
(24,655,435)
(33,142,838)   (27,388,829)    (8,158,819)   (4,578,655)
------------------------------------------------------------------
--------------
--------------------------------------------------
Fund Share Transactions (Note 5):
    Net proceeds from sale of shares         21,514,725
250,815,393
279,779,380    221,653,754     63,759,336    32,573,378
    Net asset value of shares issued
      for reinvestment of dividends              53,691
24,488,226
32,700,434     26,738,856      7,940,449     4,093,470
    Cost of shares reacquired                (2,054,857)
(150,565,920)
(160,653,723)  (104,498,115)   (32,857,120)  (20,741,399)
------------------------------------------------------------------
--------------
--------------------------------------------------
    Increase in Net Assets From
      Fund Share Transactions                19,513,559
124,737,699
151,826,091    143,894,495     38,842,665    15,925,449
------------------------------------------------------------------
--------------
--------------------------------------------------
Increase in Net Assets                       20,230,207
207,770,852
234,479,381    155,952,797     37,624,631    14,435,987

Net Assets:
    Beginning of year                                --
520,235,921
669,207,264    390,989,066    105,840,675    60,396,297
------------------------------------------------------------------
--------------
--------------------------------------------------
    End of year*                            $20,230,207
$728,006,773
$903,686,645   $546,941,863   $143,465,306   $74,832,284
==================================================================
==============
==================================================
* Includes undistributed (overdistributed)
    net investment income of:                        --
--
$768,600       $398,975       $373,120      $(32,960)
==================================================================
==============
==================================================

(1)   For the period March 9, 1998 (commencement of operations) to
July 31,
      1999.

                       See Notes to Financial Statements.

Notes to Financial Statements (unaudited)
------------------------------------------------------------------
--------------

1. Significant Accounting Policies

The Global, High Growth, Growth, Balanced, Conservative and Income
Portfolios
("Portfolios") are separate investment portfolios of the Smith
Barney Concert
Allocation Series Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of these portfolios and five other separate investment portfolios: Select High Growth, Select Growth, Select
Balanced, Select Conservative and Select Income Portfolios. The Portfolios invest in other mutual funds ("Underlying Funds") managed by SSBC Fund
Management Inc. ("SSBC"), a subsidiary of Salomon Smith Barney
Holdings Inc.
("SSBH"). The financial statements and financial highlights for the other portfolios are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments in the
Underlying Funds are valued at the closing net asset value per share of each
Underlying Fund on the day of valuation; (c) income distributions and short-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on an accrual basis;
(d) long-term capital gains from Underlying Funds are recorded on the ex-dividend date as realized gains; (e) gains or losses on the sale of
Underlying Funds are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the
Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Net investment income, net realized gains and net assets were not affected by these adjustments; (i) direct expenses are charged to each class of each portfolio;
management fees are allocated on the basis of the relative net assets of each class; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

SSBC is the investment manager for the Fund. Each Portfolio pays SSBC a monthly fee calculated at an annual rate of 0.35% of the average daily net assets. From this fee all expenses of the Fund are deducted except for Rule 12b-1 Plan
Distribution fees and extraordinary expenses. If expenses exceed the 0.35% fee, the excess amount is paid on behalf of the Fund by SSBC.

CFBDS, Inc. ("CFBDS") acts as the Fund's distributor. Salomon
Smith Barney Inc.
("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

The Global, High Growth, Growth and Balanced Portfolios have a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. The Conservative and Income Portfolios have a CDSC of 4.50% on Class B shares, which applies if redemption occurs less than one year from purchase and declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 1999, CFBDS and SSB received sales charges of approximately $178,000 and $100,000 on sales of the Portfolios'
Class A and L
shares, respectively. In addition, CDSCs paid to CFBDS and SSB were approximately:

Portfolio                                        Class A
Class B    Class L
==================================================================
==============
Global                                                --
--         --
High Growth                                       $2,000
$140,000     $5,000
Growth                                                --
238,000      7,000
Balanced                                              --
141,000      3,000
Conservative                                          --
18,000      1,000
Income                                                --
18,000         --
==================================================================
==============

Pursuant to a Distribution Plan, the Portfolios pay a service fee with respect to their Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Global, High
Growth, Growth and Balanced Portfolios each pays a distribution fee with respect to their Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class. The Conservative and Income Portfolios each pays a distribution fee with respect to their Class B and L shares calculated at the annual rates of 0.50% and 0.45%, respectively, of the average daily net assets of each class.

------------------------------------------------------------------
--------------

For the six months ended July 31, 1999, total Distribution Plan fees were as follows:

Portfolio                              Class A           Class B
Class L
==================================================================
==============
Global                                $ 15,810        $   52,857
$  1,503
High Growth                            467,847         1,620,774
190,947
Growth                                 495,452         2,280,270
270,422
Balanced                               284,986         1,246,674
177,885
Conservative                            90,870           253,643
24,649
Income                                  44,645           125,343
14,663
==================================================================
==============

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months ended July 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Portfolio                                             Purchases
Sales
==================================================================
==============
Global                                              $ 4,154,473
$        --
High Growth                                          14,370,923
7,000,000
Growth                                               17,639,433
2,000,000
Balanced                                              5,880,613
10,919,000
Conservative                                          9,419,025
766,000
Income                                                1,676,942
2,694,649
==================================================================
==============

At July 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:


Net Unrealized

Appreciation
Portfolio                        Appreciation    Depreciation
(Depreciation)
==================================================================
==============
Global                          $  2,852,709     $        --
$  2,852,709
High Growth                      154,663,648      (6,263,008)
148,400,640
Growth                           140,216,011     (16,749,523)
123,466,488
Balanced                          35,665,370     (17,584,947)
18,080,423
Conservative                       3,766,117      (5,987,943)
(2,221,826)
Income                               238,007      (3,647,293)
(3,409,286)
==================================================================
==============

4. Repurchase Agreements

The Portfolios purchase (and their custodian takes possession of)
U.S.
government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Capital Shares

At July 31, 1999, the Fund had 5.5 billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolios have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolios and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At July 31, 1999, total paid-in capital amounted to the following for each class:

Portfolio                                       Class A
Class B
Class L          Class Z
==================================================================
==============
=============================
Global                                       $ 12,872,501     $
10,420,389     $
346,680     $         --
High Growth                                   311,322,374
269,490,486
32,706,061        6,656,416
Growth                                        342,326,175
387,362,434
46,058,135        6,326,682
Balanced                                      213,029,142
231,951,271
33,616,715       32,148,678
Conservative                                   71,832,697
70,355,275
7,133,777               --
Income                                         36,325,600
32,973,826
4,229,363               --
==================================================================
==============
=============================

Transactions in shares of each class within each Portfolio were as follows:

                                             Six Months Ended July
31, 1999
Year Ended January 31, 1999*
                                             ---------------------
---------    -
---------------------------
                                                 Shares
Amount
Shares          Amount
==================================================================
==============
=============================
GLOBAL PORTFOLIO:
Class A
    Shares sold                                   340,374     $
3,937,885
1,073,327     $ 11,530,351
    Shares issued on reinvestment                      --
--
4,610           50,532
    Shares reacquired                            (125,799)
(1,456,738)
(113,360)      (1,189,529)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                  214,575     $
2,481,147
964,577     $ 10,391,354
==================================================================
==============
=============================
Class B
    Shares sold                                   277,458     $
3,189,908
907,165     $  9,739,828
    Shares issued on reinvestment                      --
--
281            3,083
    Shares reacquired                            (142,747)
(1,649,132)
(80,297)        (863,298)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                  134,711     $
1,540,776
827,149     $  8,879,613
==================================================================
==============
=============================
Class L**
    Shares sold                                    13,648     $
162,257
22,142     $    244,546
    Shares issued on reinvestment                      --
--
7               76
    Shares reacquired                              (4,824)
(58,169)
(197)          (2,030)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                    8,824     $
104,088
21,952     $    242,592
==================================================================
==============
=============================
HIGH GROWTH PORTFOLIO:
Class A
    Shares sold                                 3,447,229     $
51,998,624
9,638,759     $133,112,615
    Shares issued on reinvestment                      --
--
924,090       13,150,399
    Shares reacquired                          (3,172,817)
(47,865,792)
(5,966,783)     (82,338,491)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                  274,412     $
4,132,832
4,596,066     $ 63,924,523
==================================================================
==============
=============================
Class B
    Shares sold                                 2,572,507     $
38,711,962
7,337,722     $100,937,836
    Shares issued on reinvestment                      --
--
700,013        9,910,412
    Shares reacquired                          (2,428,889)
(36,537,203)
(4,321,062)     (58,961,282)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                  143,618     $
2,174,759
3,716,673     $ 51,886,966
==================================================================
==============
=============================
Class L**
    Shares sold                                   528,847     $
8,014,528
978,422     $ 13,492,978
    Shares issued on reinvestment                      --
--
83,746        1,186,252
    Shares reacquired                            (473,905)
(7,104,636)
(647,771)      (8,784,316)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                   54,942     $
909,892
414,397     $  5,894,914
==================================================================
==============
=============================
Class Z
    Shares sold                                   117,215     $
1,766,876
237,560     $  3,271,964
    Shares issued on reinvestment                      --
--
16,927          241,163
    Shares reacquired                             (80,669)
(1,238,841)
(36,884)        (481,831)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                   36,546     $
528,035
217,603     $  3,031,296
==================================================================
==============
=============================

*     For the Global Portfolio, transactions are for the period
from March 9,
      1998 (inception date) to July 31, 1999.
**    On June 12, 1998, Class C shares were renamed Class L
shares.

------------------------------------------------------------------
--------------

                                             Six Months Ended July
31, 1999
Year Ended January 31, 1999
                                             ---------------------
---------
---------------------------
                                                 Shares
Amount
Shares          Amount
==================================================================
==============
=============================
GROWTH PORTFOLIO:
Class A
    Shares sold                                 3,808,462     $
55,209,450
9,890,705     $135,398,427
    Shares issued on reinvestment                      --
--
1,153,168       16,051,546
    Shares reacquired                          (3,554,209)
(51,614,277)
(5,482,711)     (74,886,382)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                  254,253     $
3,595,173
5,561,163     $ 76,563,591
==================================================================
==============
=============================
Class B
    Shares sold                                 3,358,282     $
48,776,366
9,212,957     $125,960,941
    Shares issued on reinvestment                      --
--
1,053,702       14,682,979
    Shares reacquired                          (3,301,470)
(48,034,392)
(5,399,175)     (73,438,124)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                   56,812     $
741,974
4,867,484     $ 67,205,796
==================================================================
==============
=============================
Class L*
    Shares sold                                   627,775     $
9,135,520
1,118,532     $ 15,322,127
    Shares issued on reinvestment                      --
--
122,113        1,702,086
    Shares reacquired                            (534,313)
(7,770,789)
(863,978)     (11,810,541)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                   93,462     $
1,364,731
376,667     $  5,213,672
==================================================================
==============
=============================
Class Z
    Shares sold                                    84,562     $
1,222,456
225,050     $  3,097,885
    Shares issued on reinvestment                      --
--
18,966          263,823
    Shares reacquired                             (47,733)
(690,904)
(38,475)        (518,676)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                   36,829     $
531,552
205,540     $  2,843,032
==================================================================
==============
=============================
BALANCED PORTFOLIO:
Class A
    Shares sold                                 2,905,618     $
37,797,997
7,295,468     $ 93,331,666
    Shares issued on reinvestment                 298,171
3,834,289
992,232       12,647,946
    Shares reacquired                          (3,308,308)
(43,106,493)
(3,928,077)     (50,334,232)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase (Decrease)                      (104,519)    $
(1,474,207)
4,359,623     $ 55,645,380
==================================================================
==============
=============================
Class B
    Shares sold                                 2,377,637     $
30,930,391
6,310,903     $ 80,756,363
    Shares issued on reinvestment                 247,300
3,181,467
955,452       12,174,485
    Shares reacquired                          (2,625,511)
(34,177,334)
(3,493,405)     (44,662,329)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase (Decrease)                          (574)    $
(65,476)
3,772,950     $ 48,268,519
==================================================================
==============
=============================
Class L*
    Shares sold                                   472,251     $
6,149,106
1,018,653     $ 13,032,302
    Shares issued on reinvestment                  33,478
430,550
126,636        1,613,187
    Shares reacquired                            (394,025)
(5,128,963)
(634,335)      (8,131,326)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                  111,704     $
1,450,693
510,954     $  6,514,163
==================================================================
==============
=============================
Class Z
    Shares sold                                   425,993     $
5,560,855
2,689,368     $ 34,533,423
    Shares issued on reinvestment                  25,235
323,265
23,813          303,238
    Shares reacquired                            (777,909)
(10,164,615)
(108,811)      (1,370,228)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase (Decrease)                      (326,681)    $
(4,280,495)
2,604,369     $ 33,466,433
==================================================================
==============
=============================

* On June 12, 1998, Class C shares were renamed Class L shares.

------------------------------------------------------------------
--------------

                                             Six Months Ended July
31, 1999
Year Ended January 31, 1999
                                             ---------------------
---------
---------------------------
                                                 Shares
Amount
Shares          Amount
==================================================================
==============
=============================
CONSERVATIVE PORTFOLIO:
Class A
    Shares sold                                 1,097,671     $
13,206,591
2,757,450     $ 33,247,320
    Shares issued on reinvestment                 122,129
1,449,662
343,683        4,130,057
    Shares reacquired                          (1,105,722)
(13,294,630)
(1,363,889)     (16,448,987)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                  114,078     $
1,361,623
1,737,244     $ 20,928,390
==================================================================
==============
=============================
Class B
    Shares sold                                 1,206,856     $
14,462,138
2,192,411     $ 26,465,020
    Shares issued on reinvestment                  98,000
1,162,260
283,399        3,402,812
    Shares reacquired                            (774,971)
(9,304,747)
(1,068,131)     (12,898,059)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                  529,885     $
6,319,651
1,407,679     $ 16,969,773
==================================================================
==============
=============================
Class L*
    Shares sold                                    95,667     $
1,145,612
273,480     $  3,295,754
    Shares issued on reinvestment                   9,787
116,078
28,107          337,543
    Shares reacquired                             (71,500)
(858,029)
(170,834)      (2,071,580)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                   33,954     $
403,661
130,753     $  1,561,717
==================================================================
==============
=============================
Class Z+
    Shares sold                                        --
--
61,958     $    751,242
    Shares issued on reinvestment                      --
--
5,835           70,037
    Shares reacquired                                  --
--
(120,224)      (1,438,494)
------------------------------------------------------------------
--------------
-----------------------------
    Net Decrease                                       --
--
(52,431)    $   (617,215)
==================================================================
==============
=============================
INCOME PORTFOLIO:
Class A
    Shares sold                                   578,172     $
6,523,779
1,432,010     $ 16,620,992
    Shares issued on reinvestment                  68,105
766,418
186,978        2,165,859
    Shares reacquired                            (652,634)
(7,387,494)
(969,412)     (11,236,624)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase (Decrease)                        (6,357)    $
(97,297)
649,576     $  7,550,227
==================================================================
==============
=============================
Class B
    Shares sold                                   378,743     $
4,286,233
1,150,258     $ 13,342,895
    Shares issued on reinvestment                  53,949
607,630
144,806        1,678,632
    Shares reacquired                            (560,710)
(6,329,763)
(554,946)      (6,443,862)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase (Decrease)                      (128,018)    $
(1,435,900)
740,118     $  8,577,665
==================================================================
==============
=============================
Class L*
    Shares sold                                    72,172     $
819,668
142,970     $  1,657,080
    Shares issued on reinvestment                   5,909
66,522
14,963          173,507
    Shares reacquired                             (52,044)
(587,217)
(118,393)      (1,382,791)
------------------------------------------------------------------
--------------
-----------------------------
    Net Increase                                   26,037     $
298,973
39,540     $    447,796
==================================================================
==============
=============================
Class Z+
    Shares sold                                        --
--
81,175     $    952,411
    Shares issued on reinvestment                      --
--
6,518           75,472
    Shares reacquired                                  --
--
(146,474)      (1,678,122)
------------------------------------------------------------------
--------------
-----------------------------
    Net Decrease                                       --
--
(58,781)    $   (650,239)
==================================================================
==============
=============================

*     On June 12, 1998, Class C shares were renamed Class L
shares.
+     On January 4, 1999, Class Z shares were fully redeemed.

Financial Highlights
------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                      Class A
Class B                        Class L
                                             ---------------------
----     -----
--------------------     ---------------------------
GLOBAL PORTFOLIO                             1999(1)(2)
1999(2)(3)
1999(1)(2)     1999(2)(3)     1999(1)(2)    1999(2)(3)(4)
==================================================================
==============
====================================================
Net Asset Value, Beginning of Period          $  11.16       $
11.40       $
11.15       $  11.40       $  11.14       $  11.40
------------------------------------------------------------------
--------------
----------------------------------------------------
Income (Loss) From Operations:
    Net investment income (loss)(5)              (0.02)
0.07
(0.06)          0.00*         (0.06)         (0.02)
    Net realized and unrealized gain (loss)       1.07
(0.26)
1.06          (0.24)          1.07          (0.23)
------------------------------------------------------------------
--------------
----------------------------------------------------
Total Income (Loss) From Operations               1.05
(0.19)
1.00          (0.24)          1.01          (0.25)
------------------------------------------------------------------
--------------
----------------------------------------------------
Less Distributions From:
    Net investment income                           --
(0.04)
--             --             --             --
    Net realized gains                           (0.02)
(0.01)
(0.02)         (0.01)         (0.02)         (0.01)
------------------------------------------------------------------
--------------
----------------------------------------------------
Total Distributions                              (0.02)
(0.05)
(0.02)         (0.01)         (0.02)         (0.01)
------------------------------------------------------------------
--------------
----------------------------------------------------
Net Asset Value, End of Period                $  12.19       $
11.16       $
12.13       $  11.15       $  12.13       $  11.14
------------------------------------------------------------------
--------------
----------------------------------------------------
Total Return++                                    9.41%
(1.60)%
8.97%         (2.16)%         9.07%         (2.25)%
------------------------------------------------------------------
--------------
----------------------------------------------------
Net Assets, End of Period (000's)             $ 14,379       $
10,766       $
11,670       $  9,220       $    373       $    244
------------------------------------------------------------------
--------------
----------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                      0.60%
0.59%
1.35%          1.32%          1.35%          1.32%
    Net investment income (loss)                 (0.28)
0.80
(1.08)          0.06          (1.05)         (0.12)
------------------------------------------------------------------
--------------
----------------------------------------------------
Portfolio Turnover Rate                              0%
0%
0%             0%             0%             0%
==================================================================
==============
====================================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from March 9, 1998 (inception date) to
January 31, 1999.
(4)   On June 12, 1998, Class C shares were renamed Class L
shares.
(5)   Net investment income (loss) per share includes short-term capital gain
      distributions from Underlying Funds.
*     Amount represents less than $0.01.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class A
Shares
                                         -------------------------
--------------
--------------------------------
HIGH GROWTH PORTFOLIO                    1999(1)(2)
1999(2)
1998            1997(3)
==================================================================
==============
================================
Net Asset Value, Beginning of Period     $    14.86            $
12.97
$    12.41       $    11.40
------------------------------------------------------------------
--------------
--------------------------------
Income From Operations:
    Net investment income(4)                   0.03
0.09
0.11             0.20
    Net realized and unrealized gain           0.87
2.36
0.91             1.05
------------------------------------------------------------------
--------------
--------------------------------
Total Income From Operations                   0.90
2.45
1.02             1.25
------------------------------------------------------------------
--------------
--------------------------------
Less Distributions From:
    Net investment income                        --
(0.08)
(0.13)           (0.20)
    Net realized gains                        (0.10)
(0.48)
(0.33)           (0.04)
------------------------------------------------------------------
--------------
--------------------------------
Total Distributions                           (0.10)
(0.56)
(0.46)           (0.24)
------------------------------------------------------------------
--------------
--------------------------------
Net Asset Value, End of Period           $    15.66            $
14.86
$    12.97       $    12.41
------------------------------------------------------------------
--------------
--------------------------------
Total Return                                   6.06%++
19.15%
8.25%           11.04%++
------------------------------------------------------------------
--------------
--------------------------------
Net Assets, End of Period (000's)        $  389,311            $
365,225
$  259,212       $  154,069
------------------------------------------------------------------
--------------
--------------------------------
Ratios to Average Net Assets:
    Expenses                                   0.60%+
0.60%
0.60%            0.60%+
    Net investment income                      0.39+
0.68
1.00             2.79+
------------------------------------------------------------------
--------------
--------------------------------
Portfolio Turnover Rate                           1%
21%
39%               0%
==================================================================
==============
================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(4)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class B
Shares
                                         -------------------------
--------------
--------------------------------
HIGH GROWTH PORTFOLIO                    1999(1)(2)
1999(2)
1998            1997(3)
==================================================================
==============
================================
Net Asset Value, Beginning of Period     $    14.81            $
12.95
$    12.41       $    11.40
------------------------------------------------------------------
--------------
--------------------------------
Income (Loss) From Operations:
    Net investment income (loss)(4)           (0.02)
(0.01)
0.03             0.08
    Net realized and unrealized gain           0.86
2.35
0.89             1.04
------------------------------------------------------------------
--------------
--------------------------------
Total Income From Operations                   0.84
2.34
0.92             1.12
------------------------------------------------------------------
--------------
--------------------------------
Less Distributions From:
    Net investment income                        --
--
(0.05)           (0.07)
    Net realized gains                        (0.10)
(0.48)
(0.33)           (0.04)
------------------------------------------------------------------
--------------
--------------------------------
Total Distributions                           (0.10)
(0.48)
(0.38)           (0.11)
------------------------------------------------------------------
--------------
--------------------------------
Net Asset Value, End of Period           $    15.55            $
14.81
$    12.95       $    12.41
------------------------------------------------------------------
--------------
--------------------------------
Total Return                                   5.68%++
18.30%
7.44%            9.91%++
------------------------------------------------------------------
--------------
--------------------------------
Net Assets, End of Period (000's)        $  336,303            $
318,101
$  230,142       $  141,241
------------------------------------------------------------------
--------------
--------------------------------
Ratios to Average Net Assets:
    Expenses                                   1.35%+
1.35%
1.35%            1.35%+
    Net investment income (loss)              (0.36)+
(0.07)
0.25             2.04+
------------------------------------------------------------------
--------------
--------------------------------
Portfolio Turnover Rate                           1%
21%
39%               0%
==================================================================
==============
================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(4)   Net investment income (loss) per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class L
Shares
                                         -------------------------
--------------
-----------------------------------
HIGH GROWTH PORTFOLIO                    1999(1)(2)
1999(2)(3)
1998            1997(4)
==================================================================
==============
===================================
Net Asset Value, Beginning of Period     $    14.81            $
12.96
$    12.42       $    11.40
------------------------------------------------------------------
--------------
-----------------------------------
Income (Loss) From Operations:
    Net investment income (loss)(5)           (0.02)
(0.01)
0.03             0.08
    Net realized and unrealized gain           0.87
2.34
0.89             1.05
------------------------------------------------------------------
--------------
-----------------------------------
Total Income From Operations                   0.85
2.33
0.92             1.13
------------------------------------------------------------------
--------------
-----------------------------------
Less Distributions From:
    Net investment income                        --
--
(0.05)           (0.07)
    Net realized gains                        (0.10)
(0.48)
(0.33)           (0.04)
------------------------------------------------------------------
--------------
-----------------------------------
Total Distributions                           (0.10)
(0.48)
(0.38)           (0.11)
------------------------------------------------------------------
--------------
-----------------------------------
Net Asset Value, End of Period           $    15.56            $
14.81
$    12.96       $    12.42
------------------------------------------------------------------
--------------
-----------------------------------
Total Return                                   5.75%++
18.21%
7.44%           10.00%++
------------------------------------------------------------------
--------------
-----------------------------------
Net Assets, End of Period (000's)        $   40,730            $
37,969
$   27,845       $   19,340
------------------------------------------------------------------
--------------
-----------------------------------
Ratios to Average Net Assets:
    Expenses                                   1.35%+
1.35%
1.35%            1.35%+
    Net investment income (loss)              (0.36)+
(0.07)
0.25             2.04+
------------------------------------------------------------------
--------------
-----------------------------------
Portfolio Turnover Rate                           1%
21%
39%               0%
==================================================================
==============
===================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   On June 12, 1998, Class C shares were renamed Class L
shares.
(4)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(5)   Net investment income (loss) per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class Z
Shares
                                         -------------------------
--------------
----------------------------------
HIGH GROWTH PORTFOLIO                    1999(1)(2)
1999(2)
1998(2)            1997(3)
==================================================================
==============
==================================
Net Asset Value, Beginning of Period     $    14.86            $
12.97
$    12.41         $    12.24
------------------------------------------------------------------
--------------
----------------------------------
Income From Operations:
    Net investment income(4)                   0.05
0.13
0.17               0.01
    Net realized and unrealized gain           0.87
2.36
0.89               0.16
------------------------------------------------------------------
--------------
----------------------------------
Total Income From Operations                   0.92
2.49
1.06               0.17
------------------------------------------------------------------
--------------
----------------------------------
Less Distributions From:
    Net investment income                        --
(0.12)
(0.17)                --
    Net realized gains                        (0.10)
(0.48)
(0.33)                --
------------------------------------------------------------------
--------------
----------------------------------
Total Distributions                           (0.10)
(0.60)
(0.50)                --
------------------------------------------------------------------
--------------
----------------------------------
Net Asset Value, End of Period           $    15.68            $
14.86
$    12.97         $    12.41
------------------------------------------------------------------
--------------
----------------------------------
Total Return                                   6.20%++
19.45%
8.58%              1.39%++
------------------------------------------------------------------
--------------
----------------------------------
Net Assets, End of Period (000's)        $    7,657            $
6,712
$    3,037         $        4
------------------------------------------------------------------
--------------
----------------------------------
Ratios to Average Net Assets:
    Expenses                                   0.35%+
0.35%
0.35%              0.35%+
    Net investment income                      0.65+
0.95
1.25               3.33*
------------------------------------------------------------------
--------------
----------------------------------
Portfolio Turnover Rate                           1%
21%
39%                 0%
==================================================================
==============
==================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from January 17, 1997 (inception date) to
January 31, 1997.
(4)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
*     Not annualized.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class A
Shares
                                         -------------------------
--------------
----------------------------------
GROWTH PORTFOLIO                         1999(1)(2)
1999(2)
1998(2)            1997(3)
==================================================================
==============
==================================
Net Asset Value, Beginning of Period     $    14.43            $
12.99
$    12.32         $    11.40
------------------------------------------------------------------
--------------
----------------------------------
Income From Operations:
    Net investment income(4)                   0.12
0.26
0.31               0.33
    Net realized and unrealized gain           0.20
1.82
1.14               0.92
------------------------------------------------------------------
--------------
----------------------------------
Total Income From Operations                   0.32
2.08
1.45               1.25
------------------------------------------------------------------
--------------
----------------------------------
Less Distributions From:
    Net investment income                     (0.03)
(0.27)
(0.32)             (0.31)
    Net realized gains                        (0.18)
(0.37)
(0.46)             (0.02)
------------------------------------------------------------------
--------------
----------------------------------
Total Distributions                           (0.21)
(0.64)
(0.78)             (0.33)
------------------------------------------------------------------
--------------
----------------------------------
Net Asset Value, End of Period           $    14.54            $
14.43
$    12.99         $    12.32
------------------------------------------------------------------
--------------
----------------------------------
Total Return                                   2.21%++
16.20%
11.82%             11.08%++
------------------------------------------------------------------
--------------
----------------------------------
Net Assets, End of Period (000's)        $  397,934            $
391,235
$  279,842         $  161,026
------------------------------------------------------------------
--------------
----------------------------------
Ratios to Average Net Assets:
    Expenses                                   0.60%+
0.60%
0.60%              0.60%+
    Net investment income                      1.66+
1.93
2.77               4.79+
------------------------------------------------------------------
--------------
----------------------------------
Portfolio Turnover Rate                           0%
10%
41%                 0%
==================================================================
==============
==================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(4)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class B
Shares
                                          ------------------------
--------------
---------------------------------
GROWTH PORTFOLIO                          1999(1)(2)
1999(2)
1998            1997(3)
==================================================================
==============
=================================
Net Asset Value, Beginning of Period      $    14.48            $
13.00
$    12.33       $    11.40
------------------------------------------------------------------
--------------
---------------------------------
Income From Operations:
    Net investment income(4)                    0.07
0.16
0.22             0.23
    Net realized and unrealized gain            0.19
1.82
1.12             0.94
------------------------------------------------------------------
--------------
---------------------------------
Total Income From Operations                    0.26
1.98
1.34             1.17
------------------------------------------------------------------
--------------
---------------------------------
Less Distributions From:
    Net investment income                         --
(0.13)
(0.21)           (0.22)
    Net realized gains                         (0.18)
(0.37)
(0.46)           (0.02)
------------------------------------------------------------------
--------------
---------------------------------
Total Distributions                            (0.18)
(0.50)
(0.67)           (0.24)
------------------------------------------------------------------
--------------
---------------------------------
Net Asset Value, End of Period            $    14.56            $
14.48
$    13.00       $    12.33
------------------------------------------------------------------
--------------
---------------------------------
Total Return                                    1.81%++
15.40%
10.93%           10.32%++
------------------------------------------------------------------
--------------
---------------------------------
Net Assets, End of Period (000's)         $  456,371            $
452,943
$  343,474       $  211,434
------------------------------------------------------------------
--------------
---------------------------------
Ratios to Average Net Assets:
    Expenses                                    1.35%+
1.35%
1.35%            1.35%+
    Net investment income                       0.91+
1.18
1.96             4.04+
------------------------------------------------------------------
--------------
---------------------------------
Portfolio Turnover Rate                            0%
10%
41%               0%
==================================================================
==============
=================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(4)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class L
Shares
                                         -------------------------
--------------
-----------------------------------
GROWTH PORTFOLIO                         1999(1)(2)
1999(2)(3)
1998            1997(4)
==================================================================
==============
===================================
Net Asset Value, Beginning of Period     $    14.48            $
13.00
$    12.33       $    11.40
------------------------------------------------------------------
--------------
-----------------------------------
Income From Operations:
    Net investment income(5)                   0.07
0.16
0.22             0.23
    Net realized and unrealized gain           0.19
1.82
1.12             0.93
------------------------------------------------------------------
--------------
-----------------------------------
Total Income From Operations                   0.26
1.98
1.34             1.17
------------------------------------------------------------------
--------------
-----------------------------------
Less Distributions From:
    Net investment income                        --
(0.13)
(0.21)           (0.22)
    Net realized gains                        (0.18)
(0.37)
(0.46)           (0.02)
------------------------------------------------------------------
--------------
-----------------------------------
Total Distributions                           (0.18)
(0.50)
(0.67)           (0.24)
------------------------------------------------------------------
--------------
-----------------------------------
Net Asset Value, End of Period           $    14.56            $
14.48
$    13.00       $    12.33
------------------------------------------------------------------
--------------
-----------------------------------
Total Return                                   1.81%++
15.40%
10.92%           10.32%++
------------------------------------------------------------------
--------------
-----------------------------------
Net Assets, End of Period (000's)        $   54,986            $
53,319
$   42,983       $   31,279
------------------------------------------------------------------
--------------
-----------------------------------
Ratios to Average Net Assets:
    Expenses                                   1.35%+
1.35%
1.35%            1.35%+
    Net investment income                      0.92+
1.18
1.96             4.04+
------------------------------------------------------------------
--------------
-----------------------------------
Portfolio Turnover Rate                           0%
10%
41%               0%
==================================================================
==============
===================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   On June 12, 1998, Class C shares were renamed Class L
shares.
(4)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(5)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class Z
Shares
                                             ---------------------
--------------
----------------------------------
GROWTH PORTFOLIO                             1999(1)(2)
1999(2)
1998(2)           1997(3)
==================================================================
==============
==================================
Net Asset Value, Beginning of Period         $   14.41
$   12.99
$   12.32         $   12.18
------------------------------------------------------------------
--------------
----------------------------------
Income From Operations:
    Net investment income(4)                      0.14
0.30
0.73              0.02
    Net realized and unrealized gain              0.20
1.81
0.75              0.12
------------------------------------------------------------------
--------------
----------------------------------
Total Income From Operations                      0.34
2.11
1.48              0.14
------------------------------------------------------------------
--------------
----------------------------------
Less Distributions From:
    Net investment income                        (0.08)
(0.32)
(0.35)               --
    Net realized gains                           (0.18)
(0.37)
(0.46)               --
------------------------------------------------------------------
--------------
----------------------------------
Total Distributions                              (0.26)
(0.69)
(0.81)               --
------------------------------------------------------------------
--------------
----------------------------------
Net Asset Value, End of Period               $   14.49
$   14.41
$   12.99         $   12.32
------------------------------------------------------------------
--------------
----------------------------------
Total Return                                      2.34%++
16.47%
12.08%             1.15%++
------------------------------------------------------------------
--------------
----------------------------------
Net Assets, End of Period (000's)            $   6,759
$   6,190
$   2,908         $       6
------------------------------------------------------------------
--------------
----------------------------------
Ratios to Average Net Assets:
    Expenses                                      0.35%+
0.35%
0.35%             0.35%+
    Net investment income                         1.95+
2.18
5.24              5.30*
------------------------------------------------------------------
--------------
----------------------------------
Portfolio Turnover Rate                              0%
10%
41%                0%
==================================================================
==============
==================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from January 17, 1997 (inception date) to
January 31, 1997.
(4)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
*     Not annualized.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class
A Shares
                                             ---------------------
--------------
------------------------------------
BALANCED PORTFOLIO                           1999(1)(2)
1999(2)
1998            1997(3)
==================================================================
==============
====================================
Net Asset Value, Beginning of Period         $    12.95
$    12.62
$    12.14       $    11.40
------------------------------------------------------------------
--------------
------------------------------------
Income From Operations:
    Net investment income(4)                       0.19
0.42
0.58             0.45
    Net realized and unrealized gain               0.07
0.73
0.80             0.74
------------------------------------------------------------------
--------------
------------------------------------
Total Income From Operations                       0.26
1.15
1.38             1.19
------------------------------------------------------------------
--------------
------------------------------------
Less Distributions From:
    Net investment income                         (0.22)
(0.45)
(0.54)           (0.45)
    Net realized gains                            (0.31)
(0.37)
(0.36)              --
------------------------------------------------------------------
--------------
------------------------------------
Total Distributions                               (0.53)
(0.82)
(0.90)           (0.45)
------------------------------------------------------------------
--------------
------------------------------------
Net Asset Value, End of Period               $    12.68
$    12.95
$    12.62       $    12.14
------------------------------------------------------------------
--------------
------------------------------------
Total Return                                       2.05%++
9.33%
11.59%           10.64%++
------------------------------------------------------------------
--------------
------------------------------------
Net Assets, End of Period (000's)            $  221,486
$  227,674
$  166,806       $   90,938
------------------------------------------------------------------
--------------
------------------------------------
Ratios to Average Net Assets:
    Expenses                                       0.60%+
0.60%
0.60%            0.60%+
    Net investment income                          2.97+
3.24
4.79             4.88+
------------------------------------------------------------------
--------------
------------------------------------
Portfolio Turnover Rate                               1%
10%
23%               0%
==================================================================
==============
====================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(4)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class
B Shares
                                             ---------------------
--------------
------------------------------------
BALANCED PORTFOLIO                           1999(1)(2)
1999(2)
1998            1997(3)
==================================================================
==============
====================================
Net Asset Value, Beginning of Period         $    12.95
$    12.61
$    12.14       $    11.40
------------------------------------------------------------------
--------------
------------------------------------
Income From Operations:
    Net investment income(4)                       0.14
0.32
0.48             0.37
    Net realized and unrealized gain               0.06
0.74
0.80             0.74
------------------------------------------------------------------
--------------
------------------------------------
Total Income From Operations                       0.20
1.06
1.28             1.11
------------------------------------------------------------------
--------------
------------------------------------
Less Distributions From:
    Net investment income                         (0.17)
(0.35)
(0.54)           (0.37)
    Net realized gains                            (0.31)
(0.37)
(0.36)              --
------------------------------------------------------------------
--------------
------------------------------------
Total Distributions                               (0.48)
(0.72)
(0.81)           (0.37)
------------------------------------------------------------------
--------------
------------------------------------
Net Asset Value, End of Period               $    12.67
$    12.95
$    12.61       $    12.14
------------------------------------------------------------------
--------------
------------------------------------
Total Return                                       1.59%++
8.62%
10.67%            9.90%++
------------------------------------------------------------------
--------------
------------------------------------
Net Assets, End of Period (000's)            $  242,433
$  247,733
$  193,791       $  111,918
------------------------------------------------------------------
--------------
------------------------------------
Ratios to Average Net Assets:
    Expenses                                       1.35%+
1.35%
1.35%            1.35%+
    Net investment income                          2.21+
2.50
3.96             4.14+
------------------------------------------------------------------
--------------
------------------------------------
Portfolio Turnover Rate                               1%
10%
23%               0%
==================================================================
==============
====================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(4)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class L Shares
                                             ---------------------
--------------
---------------------------------------
BALANCED PORTFOLIO                           1999(1)(2)
1999(2)(3)
1998            1997(4)
==================================================================
==============
=======================================
Net Asset Value, Beginning of Period         $    12.94
$    12.61
$    12.14       $    11.40
------------------------------------------------------------------
--------------
---------------------------------------
Income From Operations:
    Net investment income(5)                       0.14
0.32
0.46             0.37
    Net realized and unrealized gain               0.07
0.73
0.82             0.74
------------------------------------------------------------------
--------------
---------------------------------------
Total Income From Operations                       0.21
1.05
1.28             1.11
------------------------------------------------------------------
--------------
---------------------------------------
Less Distributions From:
    Net investment income                         (0.17)
(0.35)
(0.54)           (0.37)
    Net realized gains                            (0.31)
(0.37)
(0.36)              --
------------------------------------------------------------------
--------------
---------------------------------------
Total Distributions                               (0.48)
(0.72)
(0.81)           (0.37)
------------------------------------------------------------------
--------------
---------------------------------------
Net Asset Value, End of Period               $    12.67
$    12.94
$    12.61       $    12.14
------------------------------------------------------------------
--------------
---------------------------------------
Total Return                                       1.67%++
8.53%
10.67%            9.90%++
------------------------------------------------------------------
--------------
---------------------------------------
Net Assets, End of Period (000's)            $   35,480
$   34,809
$   27,473       $   19,968
------------------------------------------------------------------
--------------
---------------------------------------
Ratios to Average Net Assets:
    Expenses                                       1.35%+
1.35%
1.35%            1.35%+
    Net investment income                          2.24+
2.50
3.69             4.14+
------------------------------------------------------------------
--------------
---------------------------------------
Portfolio Turnover Rate                               1%
10%
23%               0%
==================================================================
==============
=======================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   On June 12, 1998, Class C shares were renamed Class L
shares.
(4)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(5)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class Z Shares
                                             ---------------------
--------------
--------------------------------------
BALANCED PORTFOLIO                           1999(1)(2)
1999(2)
1998(2)            1997(3)
==================================================================
==============
======================================
Net Asset Value, Beginning of Period         $    12.95
$    12.61
$    12.13         $    12.10
------------------------------------------------------------------
--------------
--------------------------------------
Income From Operations:
    Net investment income(4)                       0.21
0.45
1.11               0.00
    Net realized and unrealized gain               0.06
0.74
0.30               0.03
------------------------------------------------------------------
--------------
--------------------------------------
Total Income From Operations                       0.27
1.19
1.41               0.03
------------------------------------------------------------------
--------------
--------------------------------------
Less Distributions From:
    Net investment income                         (0.24)
(0.48)
(0.57)                --
    Net realized gains                            (0.31)
(0.37)
(0.36)                --
------------------------------------------------------------------
--------------
--------------------------------------
Total Distributions                               (0.55)
(0.85)
(0.93)                --
------------------------------------------------------------------
--------------
--------------------------------------
Net Asset Value, End of Period               $    12.67
$    12.95
$    12.61         $    12.13
------------------------------------------------------------------
--------------
--------------------------------------
Total Return                                       2.10%++
9.70%
11.82%              0.25%++
------------------------------------------------------------------
--------------
--------------------------------------
Net Assets, End of Period (000's)            $   31,801
$   36,726
$    2,919         $        2
------------------------------------------------------------------
--------------
--------------------------------------
Ratios to Average Net Assets:
    Expenses                                       0.35%+
0.35%
0.35%              0.35%+
    Net investment income                          3.16+
3.50
8.31               5.39*
------------------------------------------------------------------
--------------
--------------------------------------
Portfolio Turnover Rate                               1%
10%
23%                 0%
==================================================================
==============
======================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from January 17, 1996 (inception date) to
January 31, 1997.
(4)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds. Amount represents less than $0.01.
*     Not annualized.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class A Shares
                                                ------------------
--------------
---------------------------------------
CONSERVATIVE PORTFOLIO                          1999(1)(2)
1999(2)
1998            1997(3)
==================================================================
==============
=======================================
Net Asset Value, Beginning of Period            $    12.04
$    12.17
$    11.90       $    11.46
------------------------------------------------------------------
--------------
---------------------------------------
Income (Loss) From Operations:
    Net investment income(4)                          0.26
0.58
0.73             0.53
    Net realized and unrealized gain (loss)          (0.13)
0.11
0.63             0.43
------------------------------------------------------------------
--------------
---------------------------------------
Total Income From Operations                          0.13
0.69
1.36             0.96
------------------------------------------------------------------
--------------
---------------------------------------
Less Distributions From:
    Net investment income                            (0.24)
(0.58)             (0.69)           (0.52)
    Net realized gains                               (0.17)
(0.24)             (0.40)              --
------------------------------------------------------------------
--------------
---------------------------------------
Total Distributions                                  (0.41)
(0.82)             (1.09)           (0.52)
------------------------------------------------------------------
--------------
---------------------------------------
Net Asset Value, End of Period                  $    11.76
$    12.04
$    12.17       $    11.90
------------------------------------------------------------------
--------------
---------------------------------------
Total Return                                          1.11%++
5.85%             11.70%            8.57%++
------------------------------------------------------------------
--------------
---------------------------------------
Net Assets, End of Period (000's)               $   71,255
$   71,583
$   51,233       $   30,478
------------------------------------------------------------------
--------------
---------------------------------------
Ratios to Average Net Assets:
    Expenses                                          0.60%+
0.60%              0.60%            0.60%+
    Net investment income                             4.35+
4.80
6.17             5.66+
------------------------------------------------------------------
--------------
---------------------------------------
Portfolio Turnover Rate                                  1%
5%                28%               0%
==================================================================
==============
=======================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(4)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class B Shares
                                                ------------------
--------------
---------------------------------------
CONSERVATIVE PORTFOLIO                          1999(1)(2)
1999(2)
1998            1997(3)
==================================================================
==============
=======================================
Net Asset Value, Beginning of Period            $    12.02
$    12.16
$    11.89       $    11.46
------------------------------------------------------------------
--------------
---------------------------------------
Income (Loss) From Operations:
    Net investment income(4)                          0.23
0.52
0.66             0.48
    Net realized and unrealized gain (loss)          (0.13)
0.10
0.64             0.42
------------------------------------------------------------------
--------------
---------------------------------------
Total Income From Operations                          0.10
0.62
1.30             0.90
------------------------------------------------------------------
--------------
---------------------------------------
Less Distributions From:
    Net investment income                            (0.21)
(0.52)             (0.63)           (0.47)
    Net realized gains                               (0.17)
(0.24)             (0.40)              --
------------------------------------------------------------------
--------------
---------------------------------------
Total Distributions                                  (0.38)
(0.76)             (1.03)           (0.47)
------------------------------------------------------------------
--------------
---------------------------------------
Net Asset Value, End of Period                  $    11.74
$    12.02
$    12.16       $    11.89
------------------------------------------------------------------
--------------
---------------------------------------
Total Return                                          0.85%++
5.22%             11.21%            8.03%++
------------------------------------------------------------------
--------------
---------------------------------------
Net Assets, End of Period (000's)               $   69,656
$   64,983
$   48,584       $   28,297
------------------------------------------------------------------
--------------
---------------------------------------
Ratios to Average Net Assets:
    Expenses                                          1.10%+
1.09%              1.10%            1.10%+
    Net investment income                             3.88+
4.31
5.67             5.16+
------------------------------------------------------------------
--------------
---------------------------------------
Portfolio Turnover Rate                                  1%
5%                28%               0%
==================================================================
==============
=======================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(4)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class L Shares
                                                ------------------
--------------
------------------------------------------
CONSERVATIVE PORTFOLIO                          1999(1)(2)
1999(2)(3)
1998            1997(4)
==================================================================
==============
==========================================
Net Asset Value, Beginning of Period            $    12.02
$    12.16
$    11.89       $    11.46
------------------------------------------------------------------
--------------
------------------------------------------
Income (Loss) From Operations:
    Net investment income(5)                          0.24
0.53
0.69             0.48
    Net realized and unrealized gain (loss)          (0.13)
0.10
0.62             0.42
------------------------------------------------------------------
--------------
------------------------------------------
Total Income From Operations                          0.11
0.63
1.31             0.90
------------------------------------------------------------------
--------------
------------------------------------------
Less Distributions From:
    Net investment income                            (0.22)
(0.53)                (0.64)           (0.47)
    Net realized gains                               (0.17)
(0.24)                (0.40)              --
------------------------------------------------------------------
--------------
------------------------------------------
Total Distributions                                  (0.39)
(0.77)                (1.04)           (0.47)
------------------------------------------------------------------
--------------
------------------------------------------
Net Asset Value, End of Period                  $    11.74
$    12.02
$    12.16       $    11.89
------------------------------------------------------------------
--------------
------------------------------------------
Total Return                                          0.88%++
5.29%                11.25%            8.08%++
------------------------------------------------------------------
--------------
------------------------------------------
Net Assets, End of Period (000's)               $    7,138
$    6,899
$    5,386       $    4,129
------------------------------------------------------------------
--------------
------------------------------------------
Ratios to Average Net Assets:
    Expenses                                          1.05%+
1.05%                 1.05%            1.05%+
    Net investment income                             3.92+
4.32
5.72             5.21+
------------------------------------------------------------------
--------------
------------------------------------------
Portfolio Turnover Rate                                  1%
5%                   28%               0%
==================================================================
==============
==========================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   On June 12, 1998, Class C shares were renamed Class L
shares.
(4)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(5)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
*     Not annualized.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class A Shares
                                                ------------------
--------------
---------------------------------------
INCOME PORTFOLIO                                1999(1)(2)
1999(2)
1998            1997(3)
==================================================================
==============
=======================================
Net Asset Value, Beginning of Period            $    11.50
$    11.75
$    11.53       $    11.46
------------------------------------------------------------------
--------------
---------------------------------------
Income (Loss) From Operations:
    Net investment income(4)                          0.32
0.69
0.76             0.63
    Net realized and unrealized gain (loss)          (0.49)
(0.14)              0.52             0.07
------------------------------------------------------------------
--------------
---------------------------------------
Total Income (Loss) From Operations                  (0.17)
0.55
1.28             0.70
------------------------------------------------------------------
--------------
---------------------------------------
Less Distributions From:
    Net investment income                            (0.31)
(0.69)             (0.77)           (0.63)
    Net realized gains                               (0.07)
(0.11)             (0.29)              --
------------------------------------------------------------------
--------------
---------------------------------------
Total Distributions                                  (0.38)
(0.80)             (1.06)           (0.63)
------------------------------------------------------------------
--------------
---------------------------------------
Net Asset Value, End of Period                  $    10.95
$    11.50
$    11.75       $    11.53
------------------------------------------------------------------
--------------
---------------------------------------
Total Return                                         (1.45)%++
4.88%             11.44%            6.39%++
------------------------------------------------------------------
--------------
---------------------------------------
Net Assets, End of Period (000's)               $   34,590
$   36,390
$   29,574       $   17,817
------------------------------------------------------------------
--------------
---------------------------------------
Ratios to Average Net Assets:
    Expenses                                          0.60%+
0.60%              0.60%            0.60%+
    Net investment income                             5.69+
5.95
6.62             6.32+
------------------------------------------------------------------
--------------
---------------------------------------
Portfolio Turnover Rate                                  2%
0%                28%               0%
==================================================================
==============
=======================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(4)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class B Shares
                                                ------------------
--------------
---------------------------------------
INCOME PORTFOLIO                                1999(1)(2)
1999(2)
1998            1997(3)
==================================================================
==============
=======================================
Net Asset Value, Beginning of Period            $    11.50
$    11.76
$    11.53       $    11.46
------------------------------------------------------------------
--------------
---------------------------------------
Income (Loss) From Operations:
    Net investment income(4)                          0.29
0.63
0.70             0.58
    Net realized and unrealized gain (loss)          (0.48)
(0.15)              0.52             0.07
------------------------------------------------------------------
--------------
---------------------------------------
Total Income (Loss) From Operations                  (0.19)
0.48
1.22             0.65
------------------------------------------------------------------
--------------
---------------------------------------
Less Distributions From:
    Net investment income                            (0.28)
(0.63)             (0.70)           (0.58)
    Net realized gains                               (0.07)
(0.11)             (0.29)              --
------------------------------------------------------------------
--------------
---------------------------------------
Total Distributions                                  (0.35)
(0.74)             (0.99)           (0.58)
------------------------------------------------------------------
--------------
---------------------------------------
Net Asset Value, End of Period                  $    10.96
$    11.50
$    11.76       $    11.53
------------------------------------------------------------------
--------------
---------------------------------------
Total Return                                         (1.62)%++
4.25%             10.93%            5.89%++
------------------------------------------------------------------
--------------
---------------------------------------
Net Assets, End of Period (000's)               $   31,458
$   34,497
$   26,563       $   17,800
------------------------------------------------------------------
--------------
---------------------------------------
Ratios to Average Net Assets:
    Expenses                                          1.10%+
1.10%              1.10%            1.10%+
    Net investment income                             5.19+
5.45
6.12             5.82+
------------------------------------------------------------------
--------------
---------------------------------------
Portfolio Turnover Rate                                  2%
0%                28%               0%
==================================================================
==============
=======================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(4)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------------------
--------------

For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


Class L Shares
                                                ------------------
--------------
------------------------------------------
INCOME PORTFOLIO                                1999(1)(2)
1999(2)(3)
1998            1997(4)
==================================================================
==============
==========================================
Net Asset Value, Beginning of Period            $    11.50
$    11.76
$    11.53       $    11.46
------------------------------------------------------------------
--------------
------------------------------------------
Income (Loss) From Operations:
    Net investment income(5)                          0.30
0.64
0.71             0.59
    Net realized and unrealized gain (loss)          (0.49)
(0.15)                 0.52             0.07
------------------------------------------------------------------
--------------
------------------------------------------
Total Income (Loss) From Operations                  (0.19)
0.49
1.23             0.66
------------------------------------------------------------------
--------------
------------------------------------------
Less Distributions From:
    Net investment income                            (0.28)
(0.64)                (0.71)           (0.59)
    Net realized gains                               (0.07)
(0.11)                (0.29)              --
------------------------------------------------------------------
--------------
------------------------------------------
Total Distributions                                  (0.35)
(0.75)                (1.00)           (0.59)
------------------------------------------------------------------
--------------
------------------------------------------
Net Asset Value, End of Period                  $    10.96
$    11.50
$    11.76       $    11.53
------------------------------------------------------------------
--------------
------------------------------------------
Total Return                                         (1.59)%++
4.31%                10.98%            5.94%++
------------------------------------------------------------------
--------------
------------------------------------------
Net Assets, End of Period (000's)               $    4,043
$    3,945
$    3,568       $    2,113
------------------------------------------------------------------
--------------
------------------------------------------
Ratios to Average Net Assets:
    Expenses                                          1.05%+
1.05%                 1.05%            1.05%+
    Net investment income                             5.28+
5.47
6.17             5.87+
------------------------------------------------------------------
--------------
------------------------------------------
Portfolio Turnover Rate                                  2%
0%                   28%               0%
==================================================================
==============
==========================================

(1)   For the six months ended July 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the monthly
average shares
      method.
(3)   On June 12, 1998, Class C shares were renamed Class L
shares.
(4)   For the period from February 5, 1996 (inception date) to
January 31, 1997.
(5)   Net investment income per share includes short-term capital gain
      distributions from Underlying Funds.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

Directors

Walter E. Auch
Martin Brody
H. John Ellis
Armon E. Kamesar
Stephen E. Kaufman
Heath B. McLendon, Chairman

Officers

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

R. Jay Gerken
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Manager

SSBC Fund Management Inc.

Distributors

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9699
Providence, RI 02940-9699

Smith Barney Concert
Allocation Series Inc.
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

This report is submitted for the general information of the shareholders of
Smith Barney Concert Allocation Series Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the
Fund's investment policies and expenses as well as other pertinent information.


SalomonSmithBarney
                                                    --------------
--------------
                                                    A member of
citigroup [LOGO]

             Salomon Smith Barney is a service mark of Salomon
Smith Barney Inc.


Member NASD, SIPC
                                              (C) 1999 Salomon
Smith Barney Inc.


FD01185 9/99

     SMITH BARNEY CONCERT ALLOCATION SERIES INC.
     [GRAPHIC]
-    SELECT HIGH GROWTH PORTFOLIO
-    SELECT GROWTH PORTFOLIO
-    SELECT BALANCED PORTFOLIO
-    SELECT CONSERVATIVE PORTFOLIO
-    SELECT INCOME PORTFOLIO
     SEMI-ANNUAL REPORT
     JULY 31, 1999
     INVESTMENT STRATEGIES FOR YOUR LIFE
     [LOGO]

TABLE OF CONTENTS

Letter to
Shareholders....................................................
1
The Concert Allocation Series Portfolios
          The Select High Growth
Portfolio......................................    5
          The Select Growth
Portfolio...........................................    8
          The Select Balanced
Portfolio.........................................     11
          The Select Conservative
Portfolio.....................................    14
          The Select Income
Portfolio...........................................   17
Schedules of
Investments..................................................
20
Statements of Assets and
Liabilities...................................... 25
Statements of
Operations..................................................
26
Statements of Changes in Net
Assets.......................................     27
Notes to Financial
Statements.............................................     29
Financial
Highlights......................................................
32
Directors and
Officers....................................................
37

Dear Shareholder:
                    [PHOTO]
Heath B. McLendon
CHAIRMAN
THE CONCERT ALLOCATION SERIES
We are pleased to present the semi-annual report for the Smith
Barney Concert
Allocation Series Inc. ("Concert Allocation Series") Select
Portfolios
("Portfolios") for the period ended July 31, 1999. The Concert
Allocation Select
Portfolios seek to deliver strong returns over the long term while minimizing market volatility. The Portfolios covered in this report delivered competitive returns during the reporting period. The performance and current holdings of each Portfolio are discussed in greater detail on the following pages.
THE PERFORMANCE OF CONCERT ALLOCATION
SELECT SERIES PORTFOLIOS*
TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31, 1999

PORTFOLIO             TOTAL RETURN

--------------------  ------------
Select High Growth           6.35% Select Growth
2.25 Select
Balanced              2.19 Select Conservative          1.22
Select Income
(1.28)

*    THE PERFORMANCE FIGURES SHOWN ABOVE REPRESENT PAST
PERFORMANCE WHICH IS
NOT
INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL
VALUE OF AN
INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE
WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
THE U.S. MARKETS
The U.S. stock market set record highs during the six months ended
July 31, 1999
and returned 4.50% as measured by the S&P 500 Stock Index, a capitalization-weighted index of 500 widely held common stocks. These new market highs were supported by strong corporate earnings reports, and renewed confidence that worldwide growth was turning upwards. Bond investors were not as fortunate. For the stronger economy stirred fears of inflation, as well as the reality of the
Federal Reserve Board ("Fed") boosting interest rates by 25 basis points both in late June and late August. For the six months ended July 31, 1999, the Lehman
Brothers Government/Corporate Bond Index, a combination of publicly issued intermediate- and long-term U.S government bonds and corporate bonds, returned a negative of 3.24%.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          SALUTING THE
 LONG-TERM INVESTOR
 GROWTH OF $10,000

INVESTED IN THE
 STANDARD & POOR'S 500 COMPOSITE STOCK
INDEX,
SALOMON SMITH BARNEY WORLD GOVERNMENT
BOND INDEX,
LEHMAN
GOVERNMENT/CORPORATE BOND INDEX AND MORGAN STANLEY
CAPITAL
INTERNATIONAL EAFE
INDEX
 JULY 1989 -- JULY 1999
(UNAUDITED)

SALOMON SMITH BARNEY WORLD
                         LEHMAN GOVERNMENT BOND
GOVERNMENT/CORPORATE
                              S&P 500 INDEX            INDEX
     MSCI EAFE INDEX            BOND INDEX
7/89                     $10,000                  $10,000
     $10,000        $10,000
1/90                      $9,667                  $10,008
     $10,049        $10,105
1/91                     $10,476                  $10,943
$8,276         $11,219
1/92                     $12,849                  $12,164
$8,330         $12,692
1/93                     $14,206                  $13,372
$7,502         $14,161
1/94                     $16,031                  $14,808
     $10,817        $15,620
1/95                     $16,115                  $14,442
     $10,364        $15,134
1/96                     $22,338                  $16,978
     $12,072        $17,816
1/97                     $28,220                  $18,438
     $12,340        $18,242
1/98                     $35,812                  $20,662
     $13,629        $20,280
1/99                     $47,451                  $23,919
     $15,616        $22,049
7/99                     $49,587                  $22,960
     $16,767        $21,334

THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX ("S&P 500") IS A

CAPITALIZATION-WEIGHTED INDEX OF 500 WIDELY HELD COMMON STOCKS.
THE SALOMON
SMITH BARNEY WORLD GOVERNMENT BOND INDEX IS A MARKET-
CAPITALIZATION-WEIGHTED
BENCHMARK THAT TRACKS THE PERFORMANCE OF THE GOVERNMENT BOND
MARKETS OF 14
COUNTRIES. THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS A
COMBINATION OF
PUBLICLY ISSUED INTERMEDIATE- AND LONG-TERM U.S. GOVERNMENT BONDS
AND CORPORATE
BONDS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI
EAFE")
CONSISTS OF THE EQUITY TOTAL RETURNS FOR EUROPE, AUSTRALIA AND THE
FAR EAST.
THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME
MANAGEMENT AND
TRADING EXPENSES AS A MUTUAL FUND. AN INVESTOR CANNOT INVEST
DIRECTLY IN AN
INDEX.
Climbing stock prices have been, in some sense, a continuation of the strong
stock markets of the last several years. But in other ways, the period under
review has been different. Over the past several years, large-
sized company
stocks have outperformed small ones, and growth stocks have
outperformed value
stocks. But in the last six months, small stocks and value stocks have improved
their relative price performance. And we think it likely that this change should
persist for a significant time period, as relative performance often rotates
between asset classes.
The long anticipated slowdown in U.S. economic activity again failed to happen
during the reporting period. Global stock markets continued to rise, led by
better than expected profit growth and continued merger and
acquisition
activity. During the first seven months of 1999, U.S. economic growth continued
at a robust pace. Furthermore, the labor market continued to be extremely tight,
as the unemployment rate fell to a 29-year low of 4.2% in March. Defying the expectations of many economists, inflation -- as measured by the
Consumer Price Index ("CPI") -- was virtually absent. Productivity gains and
sagging global demand were credited with keeping inflation under control.
However, signs of inflation began to emerge in early spring. This, coupled with
signs that many world economies were in the early stages of growth and recovery,
deepened fears that inflationary pressures were reaching a
breaking point.
To counter these inflationary pressures, the Fed raised short-term interest
rates by 0.25% in late June and late August, and subsequently adopted a neutral
stance on monetary policy. Meanwhile, during the months of May and
June, the CPI
remained constant, generating considerable optimism that inflation had
retreated.
INTERNATIONAL STOCK MARKETS
Major political and economic crosscurrents influenced the
international equity
markets during the first half of the year. Despite rising interest rate
anxieties, global equity markets delivered positive returns. While investors
fretted about rising U.S. and Japanese bond yields, economic data showed that
many Asian countries had begun their recoveries from the steep recessions of the
past two years. Performance of the European markets, for dollar-
based investors
has lagged in 1999, primarily due to weakness of the new Euro currency versus
the U.S. dollar.
During the reporting period, Asia continued to experience a flow of funds from
global investors attracted by falling interest rates, signs of economic growth
in Asia and the prospects for meaningful structural change in
Japan.
INTERNATIONAL BOND MARKETS
The last several months of 1998 saw particularly strong
performance from the
majority of the world's major bond markets. Bond yields moved lower, in line
with the U.S. Treasury market, as investors fled from the
uncertainties in the
lesser-developed countries. In Europe, the shift to lower yields was
additionally supported by the advent of a single currency, the
Euro. This drove
the yields on the peripheral markets, such as Sweden and Italy, down to levels
that more closely matched those on the core markets of Germany and
France.
However, the trend of lower interest rates reversed in the first six months of
1999. The main concerns stemmed from the United States, where economic activity
had been more robust than many investors had earlier anticipated.
This in turn
led many investors to question when the Fed would reverse the lower interest
rate policy it had authorized in the fall of 1998. At that time, the Fed's top
priority was to ensure that the financial crisis enveloping many of the world's
emerging economies did not escalate into a major global problem.
The Fed's
actions have largely contributed to ongoing economic recovery, providing
liquidity to overseas markets. In reaction to the Fed's interest rate increase
on June 30, 1999, the international bond market declined. We anticipate that the
performance of fixed-income markets worldwide will continue to mirror the
actions of the Fed.
LOOKING FORWARD
Rising equity markets, the unwillingness of consumer spending to slow down and a
growing global economy has caused Fed monetary policy to remain vigilant. With
the world economic crisis abating, we cannot rule out the
possibility of another
Fed rate increase before year-end. However, in our view, the most likely
scenario is that the Fed's monetary policy will remain neutral, at least through
the third quarter of 1999.
Thank you for your participation and the confidence you have placed in us.
Sincerely,
/s/ Heath B. McLendon
Heath B. McLendon
CHAIRMAN
AUGUST 31, 1999
THE SELECT HIGH GROWTH PORTFOLIO
TARGET ASSET ALLOCATION
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     BOND FUNDS             STOCK FUNDS
10%                                      90%

THE SELECT HIGH GROWTH PORTFOLIO SEEKS CAPITAL APPRECIATION BY
INVESTING A HIGH
PERCENTAGE OF ITS ASSETS IN AGGRESSIVE EQUITY FUNDS.
 .................................................................
THE SELECT HIGH GROWTH PORTFOLIO
The Select High Growth Portfolio seeks capital appreciation. Among the
Portfolios of the Concert Allocation Series, the Select High Growth Portfolio invests a large portion of its assets in aggressive equity mutual funds that focus on smaller, more speculative companies as well as mid-sized (or larger) companies with the potential for rapid growth. Moreover, a significant portion of the Portfolio is invested in international or emerging markets funds in order to achieve a greater level of diversification.
INDEX COMPARISON*

S&P 500                                              4.50 %

RUSSELL 2000                                         4.89 %
MSCI EAFE                                            7.37 %
SALOMON SMITH BARNEY
HIGH YIELD MARKET                                   0.49 %

 .................................................................
*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED
JULY 31,
     1999.
PORTFOLIO UPDATE
The Select High Growth Portfolio ("Portfolio") generated a total return of 6.35%
for the six months ended July 31, 1999. The chart that appears on page 6
compares the Portfolio's performance to broad-based indices that track four of
the asset classes represented in the Portfolio.
During the six months ended July 31, 1999, the U.S. economy
continued to show
signs of benign inflation and productivity-driven growth. Domestic demand growth
outstripped even optimistic estimates of the economy's long-term capacity, and a
combination of rising productivity, a flood of goods from abroad and more
intensive use of labor kept inflation from overheating.
During the period, the Portfolio benefited from its exposure to value stocks. In
particular, global value stocks performed extremely well and posted healthy
returns. Also, the Portfolio's mid-cap stock holdings were key contributors to
performance. As we noted in our main letter, the market's return to "normalcy"
during the past six months (after the long domination of large-cap growth
stocks) further reinforces the importance and benefits of
maintaining broad
diversification over the long-term. ------------------------------
--------------
----------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN
APPROXIMATE MIX OF
INVESTMENTS FOR THE SELECT HIGH GROWTH PORTFOLIO. THE ALLOCATION
AND INVESTMENT
MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS,
CASH FLOWS IN
AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE
ALLOCATION AND
INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO
TIME UPON THE

APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.
GROWTH OF $10,000 INVESTED IN THE SELECT HIGH GROWTH PORTFOLIO VS.

THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, RUSSELL 2000
INDEX,
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX AND SALOMON SMITH
BARNEY HIGH
YIELD MARKET INDEX
 ..................................................................
 .............
FEBRUARY 5, 1997 -- JULY 31, 1999 (UNAUDITED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          SELECT HIGH      STANDARD & POOR'S 500     RUSSELL
MSCI
SALOMON SMITH BARNEY HIGH YIELD
GROWTH PORTFOLIO    COMPOSITE STOCK INDEX    2000 INDEX    EAFE
INDEX
MARKET INDEX
2/5/97                $10,000       $10,000       $10,000
$10,000
     $10,000
7/97             $11,250       $12,264       $11,307     $11,711
$10,757
1/98             $11,060       $12,689       $11,607     $11,028
$11,487
7/98             $11,998       $14,618       $11,569     $12,349
$11,906
1/99             $13,138       $16,814       $11,851     $12,636
$11,812
7/99             $13,972       $17,571       $12,431     $13,566
$11,870

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000
INVESTED ON
FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING
REINVESTMENT OF

DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH
JULY 31, 1999.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED
INDEX COMPOSED
OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK
EXCHANGE, AMERICAN
STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE RUSSELL 2000
INDEX IS A
CAPITALIZATION WEIGHTED TOTAL RETURN INDEX WHICH IS COMPRISED OF
2,000 OF SOME
OF THE SMALLER-CAPITALIZED U.S.-DOMICILED COMPANIES WHOSE COMMON
STOCK IS TRADED
IN THE UNITED STATES ON THE NEW YORK STOCK EXCHANGE, AMERICAN
STOCK EXCHANGE AND
NASDAQ. THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI
EAFE")
CONSISTS OF THE EQUITY TOTAL RETURNS FOR EUROPE, AUSTRALIA AND THE
FAR EAST. THE
SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX COVERS A SIGNIFICANT
PORTION OF THE
BELOW-INVESTMENT-GRADE U.S. CORPORATE BOND MARKET. THESE INDICES
ARE UNMANAGED
AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS
A MUTUAL
FUND. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF
FUTURE
RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE,
AND REDEMPTION
VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT
HAS BEEN MADE
FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS.
HISTORICAL PERFORMANCE -- SELECT HIGH GROWTH PORTFOLIO+
 ..................................................................
 .............

     NET ASSET VALUE
-------------------------------------     INCOME      CAPITAL GAIN

PERIOD ENDED        BEGINNING OF PERIOD    END OF PERIOD
DIVIDENDS
DISTRIBUTIONS   TOTAL RETURNS
------------------------------------------------------------------
--------------
----------------------------------------------7/31/99
$13.02
$13.61          $0.07          $0.17           6.35%++
------------------------------------------------------------------
--------------
----------------------------------------------1/31/99
11.06
13.02           0.07           0.04           18.79
------------------------------------------------------------------
--------------
----------------------------------------------2/5/97* -- 1/31/98
10.00
11.06           0.00           0.00           10.60++
------------------------------------------------------------------
--------------
-----------------------------------------------
Total               $0.14          $0.21
------------------------------------------------------------------
--------------
----------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- SELECT HIGH GROWTH PORTFOLIO

 ..................................................................
 .............

Six Months Ended 7/31/99++
6.35%
------------------------------------------------------------------
--------------
----------------------------------------------Year Ended 7/31/99
16.46
------------------------------------------------------------------
--------------
----------------------------------------------2/5/97* through
7/31/99
14.42
------------------------------------------------------------------
--------------
----------------------------------------------
CUMULATIVE TOTAL RETURN -- SELECT HIGH GROWTH PORTFOLIO

 ..................................................................
 .............

2/5/97* through 7/31/99
39.72%
------------------------------------------------------------------
--------------
----------------------------------------------
+    IT IS THE SELECT HIGH GROWTH PORTFOLIO'S POLICY TO DISTRIBUTE
DIVIDENDS
AND
     CAPITAL GAINS, IF ANY, ANNUALLY.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE
OF THE TOTAL
     RETURN FOR THE YEAR.
*    COMMENCEMENT OF OPERATIONS.

THE SELECT GROWTH PORTFOLIO
TARGET ASSET ALLOCATION
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          BOND FUNDS             STOCK FUNDS
30%                                      70%

THE SELECT GROWTH PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL BY
INVESTING

PRIMARILY IN FUNDS CONTAINING THE ISSUES OF MORE ESTABLISHED
COMPANIES.
 .................................................................
THE SELECT GROWTH PORTFOLIO
The Select Growth Portfolio seeks long-term growth of capital.
Among the
Portfolios of the Concert Allocation Series, the Select Growth Portfolio invests the highest percentage of its assets in large-capitalization stock mutual funds, to provide growth. The Portfolio's equity allocation also includes funds that invest in small- and mid-cap stocks and international securities. In addition, a significant portion of the Select Growth Portfolio is also allocated to bonds, to help reduce volatility.
INDEX COMPARISON*

S&P 500                                              4.50%

RUSSELL 2000                                         4.89%
MSCI EAFE                                             7.37%
LEHMAN GOVERNMENT/CORPORATE BOND                    (3.24)%

 .................................................................
*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED
JULY 31,
 1999.
PORTFOLIO UPDATE
The Select Growth Portfolio ("Portfolio") generated a total return of 2.25% for
the six months ended July 31, 1999. The chart that appears on page
9 compares
the Portfolio's performance to broad-based indices that track four of the asset
classes represented in the Portfolio.
During the six months ended July 31, 1999, the U.S. economy
continued to show
signs of benign inflation and productivity-driven growth. Domestic demand growth
outstripped even optimistic estimates of the economy's long-term capacity, and a
combination of rising productivity, a flood of goods from abroad and more
intensive use of labor kept inflation from overheating.
Underlying funds in the Portfolio that emphasized value stocks and a blend of
growth and value small-cap stocks generated competitive returns for the six
months ended July 31, 1999. International value stocks performed well as many
investors began to see opportunities from cyclical businesses that stood to
benefit from a growing global economy. The bond funds in the
Portfolio, with
their emphasis on credit quality in their respective asset
classes, also posted
competitive returns versus their indices. ------------------------
--------------
----------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN
APPROXIMATE MIX OF
INVESTMENTS FOR THE SELECT GROWTH PORTFOLIO. THE ALLOCATION AND
INVESTMENT MIX
OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH
FLOWS IN AND
OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE
ALLOCATION AND
INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO
TIME UPON THE
APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.
GROWTH OF $10,000 INVESTED IN THE SELECT GROWTH PORTFOLIO VS.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, RUSSELL 2000
INDEX,
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX AND LEHMAN
GOVERNMENT/CORPORATE
BOND INDEX
 ..................................................................
 .............
FEBRUARY 5, 1997 -- JULY 31, 1999 (UNAUDITED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     SELECT GROWTH    STANDARD & POOR'S 500
LEHMAN
GOVERNMENT/
          PORTFOLIO      COMPOSITE STOCK INDEX   RUSSELL 2000
INDEX      MSCI
EAFE INDEX     CORPORATE BOND INDEX
2/5/97              $10,000                  $10,000
$10,000
$10,000                 $10,000
7/97           $11,170                  $12,254
$11,307
$11,711                 $10,575
1/98           $11,280                  $12,689
$11,807
$11,028                 $11,117
7/98           $12,111                  $14,618
$11,569
$12,349                 $11,428
1/99           $13,120                  $16,814
$11,851
$12,635                 $12,086
7/99           $13,414                  $17,571
$12,431
$13,566                 $11,694

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000
INVESTED ON
FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING
REINVESTMENT OF

DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH
JULY 31, 1999.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED
INDEX COMPOSED
OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK
EXCHANGE, AMERICAN
STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE RUSSELL 2000
INDEX IS A
CAPITALIZATION-WEIGHTED TOTAL RETURN INDEX WHICH IS COMPRISED OF
2,000 OF SOME
OF THE SMALLER-CAPITALIZED U.S.-DOMICILED COMPANIES WHOSE COMMON
STOCK IS TRADED
IN THE UNITED STATES ON THE NEW YORK STOCK EXCHANGE, AMERICAN
STOCK EXCHANGE AND
NASDAQ. THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI
EAFE") IS A
COMPOSITE INDEX THAT CONSISTS OF EQUITY TOTAL RETURNS FOR EUROPE,
AUSTRALIA AND
THE FAR EAST. THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS A
COMBINATION OF
PUBLICLY ISSUED INTERMEDIATE- AND LONG-TERM U.S. GOVERNMENT BONDS
AND CORPORATE
BONDS. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME
MANAGEMENT
AND TRADING EXPENSES AS A MUTUAL FUND. AN INVESTOR CANNOT INVEST
DIRECTLY IN AN
INDEX.
ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF
FUTURE
RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE,
AND REDEMPTION
VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT
HAS BEEN MADE
FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS.
HISTORICAL PERFORMANCE -- SELECT GROWTH PORTFOLIO+
 ..................................................................
 .............

     NET ASSET VALUE
-----------------------------------    INCOME     CAPITAL GAIN

PERIOD ENDED   BEGINNING OF PERIOD END OF PERIOD   DIVIDENDS
DISTRIBUTIONS   TOTAL RETURNS
------------------------------------------------------------------
--------------
--------------------------------------------------7/31/99
$12.87
$12.86         $0.13         $0.17 2.25%++
------------------------------------------------------------------
--------------
--------------------------------------------------1/31/99
11.28
12.87          0.11          0.12  16.31
------------------------------------------------------------------
--------------
--------------------------------------------------2/5/97* --
1/31/98
10.00         11.28          0.00          0.00   12.80++
------------------------------------------------------------------
--------------
--------------------------------------------------Total
$0.24         $0.29
------------------------------------------------------------------
--------------
--------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- SELECT GROWTH PORTFOLIO

 ..................................................................
 .............

Six Months Ended 7/31/99++                   2.25%
------------------------------------------------------------------
--------------
--------------------------------------------------Year Ended
7/31/99
          10.77
------------------------------------------------------------------
--------------
--------------------------------------------------2/5/97* through
7/31/99
               12.56
------------------------------------------------------------------
--------------
--------------------------------------------------
CUMULATIVE TOTAL RETURN -- SELECT GROWTH PORTFOLIO


 ..................................................................
 .............

2/5/97* through 7/31/99                 34.14%

------------------------------------------------------------------
--------------
--------------------------------------------------
+    IT IS THE SELECT GROWTH PORTFOLIO'S POLICY TO DISTRIBUTE
DIVIDENDS AND
     CAPITAL GAINS, IF ANY, ANNUALLY.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE
OF THE TOTAL
     RETURN FOR THE YEAR.
*    COMMENCEMENT OF OPERATIONS.

THE SELECT BALANCED PORTFOLIO
TARGET ASSET ALLOCATION
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     BOND FUNDS             STOCK FUNDS
50%                                      50%

THE SELECT BALANCED PORTFOLIO SEEKS A BALANCE OF CAPITAL GROWTH
AND INCOME BY
PLACING EQUAL EMPHASIS ON FUNDS INVESTING IN STOCKS AND BONDS.
 .................................................................
THE SELECT BALANCED PORTFOLIO
The Select Balanced Portfolio seeks long-term growth of capital and income, placing equal emphasis on current income and capital appreciation. The Select
Balanced Portfolio, as its name states, divides its assets roughly between equity and fixed-income mutual funds. The equity funds are primarily large-capitalization, dividend-paying stock funds. The fixed-income portion of the
Portfolio is mainly invested in funds that invest in U.S. government and agency securities, as well as mortgage-backed securities.
INDEX COMPARISON*

S&P 500                                              4.50%

LEHMAN GOVERNMENT/CORPORATE BOND                    (3.24)%
SALOMON SMITH BARNEY
ONE-YEAR TREASURY BILL          2.31% SALOMON SMITH BARNEY
WORLD GOVERNMENT BOND                              (4.01)%

 .................................................................
*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED
JULY 31,
     1999.
PORTFOLIO UPDATE
The Select Balanced Portfolio ("Portfolio") generated a total return of 2.19%
for the six months ended July 31, 1999. The chart that appears on page 12
compares the Portfolio's performance to broad-based indices that track four of
the asset classes represented in the Portfolio.
During the six months ended July 31, 1999, the U.S. economy
continued to show
signs of benign inflation and productivity-driven growth. Domestic demand growth
outstripped even optimistic estimates of the economy's long-term capacity, and a
combination of rising productivity, a flood of goods from abroad and more
intensive use of labor kept inflation from overheating.
The stock funds in the Portfolio that focused primarily on large-
sized companies
posted solid gains during the period. However, many investors demonstrated a
preference for value stocks versus growth stocks during the
period. (Value
investing attempts to identify stocks that are selling at
relatively low prices
compared to their earnings or book value with the belief that the market will
eventually recognize their value, hence causing the price to increase. Growth
stocks are generally considered to be company shares that have exhibited above-
average earnings growth and are expected to continue to grow faster than other
similar-sized companies.)
Although the stock market performed well during the last six months, bond
markets worldwide did not perform as well. Bond investors,
concerned that a
strong economy would lead to an interest rate hike by the Federal
Reserve Board
("Fed"), retreated from the fixed income market. Their concerns were well
founded as the Fed raised interest rates 25 basis points twice this summer. The
bond funds in the Select Balanced Portfolio tended to emphasize strong credit
quality and their returns consisted mostly of coupon interest with very little
price appreciation or depreciation. ------------------------------
--------------
----------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN
APPROXIMATE MIX OF
INVESTMENTS FOR THE SELECT BALANCED PORTFOLIO. THE ALLOCATION AND
INVESTMENT MIX
OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH
FLOWS IN AND
OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE
ALLOCATION AND
INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO
TIME UPON THE
APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.
GROWTH OF $10,000 INVESTED IN THE SELECT BALANCED PORTFOLIO VS.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, LEHMAN
GOVERNMENT/CORPORATE
BOND INDEX,
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX AND SALOMON SMITH
BARNEY WORLD
GOVERNMENT BOND INDEX
 ..................................................................
 .............
FEBRUARY 5, 1997 -- JULY 31, 1999 (UNAUDITED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SELECT BALANCED    STANDARD & POOR'S 500     LEHMAN
GOVERNMENT/CORPORATE
MSCI PORTFOLIO       COMPOSITE STOCK INDEX             BOND INDEX
EAFE INDEX
2/5/97                       $10,000                  $10,000
$10,000        $10,000
7/97                    $11,050                  $12,254
$10,575
$11,711
1/98                    $11,280                  $12,689
$11,117
$11,028
7/98                    $11,846                  $14,618
$11,428
$12,349
1/99                    $12,381                  $16,814
$12,086
$12,635
7/99                    $12,651                  $17,571
$11,694
$13,566
                    SALOMON SMITH BARNEY

          WORLD GOVERNMENT BOND INDEX
2/5/97                                     $10,000
7/97                                  $10,512
1/98                                  $11,111
7/98                                  $11,589
1/99                                  $12,863
7/99                                  $12,347

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000
INVESTED ON
FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING
REINVESTMENT OF
DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH
JULY 31, 1999.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED
INDEX COMPOSED
OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK
EXCHANGE, AMERICAN
STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE LEHMAN
GOVERNMENT/CORPORATE
BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND
LONG-TERM U.S.
GOVERNMENT BONDS AND CORPORATE BONDS. THE MORGAN STANLEY CAPITAL
INTERNATIONAL
EAFE INDEX ("MSCI EAFE") IS A COMPOSITE INDEX THAT CONSISTS OF
EQUITY TOTAL
RETURNS FOR EUROPE, AUSTRALIA AND THE FAR EAST. THE SALOMON SMITH
BARNEY WORLD
GOVERNMENT BOND INDEX IS A MARKET-CAPITALIZATION-WEIGHTED
BENCHMARK THAT TRACKS
THE PERFORMANCE OF THE GOVERNMENT BOND MARKETS OF 14 COUNTRIES.
THESE INDICES
ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND
TRADING EXPENSES AS
A MUTUAL FUND. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF
FUTURE
RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE,
AND REDEMPTION
VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT
HAS BEEN MADE
FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS.
HISTORICAL PERFORMANCE -- SELECT BALANCED PORTFOLIO+
 ..................................................................
 .............

     NET ASSET VALUE
-------------------------------------     INCOME      CAPITAL GAIN

PERIOD ENDED   BEGINNING OF PERIOD    END OF PERIOD    DIVIDENDS
DISTRIBUTIONS      TOTAL RETURNS
------------------------------------------------------------------
--------------
-----------------------------------------------7/31/99
$12.04
$11.84          $0.22          $0.24    2.19%++
------------------------------------------------------------------
--------------
-----------------------------------------------1/31/99
11.28
12.04           0.16           0.16     9.76
------------------------------------------------------------------
--------------
-----------------------------------------------2/5/97* -- 1/31/98
10.00
11.28           0.00           0.00     12.80++
------------------------------------------------------------------
--------------
-----------------------------------------------Total
$0.38          $0.40
------------------------------------------------------------------
--------------
-----------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- SELECT BALANCED PORTFOLIO

 ..................................................................
 .............

Six Months Ended 7/31/99++                   2.19%
------------------------------------------------------------------
--------------
-----------------------------------------------Year Ended 7/31/99
     6.80
------------------------------------------------------------------
--------------
-----------------------------------------------2/5/97* through
7/31/99
          9.94
------------------------------------------------------------------
--------------
-----------------------------------------------
CUMULATIVE TOTAL RETURN -- SELECT BALANCED PORTFOLIO

 ..................................................................
 .............

2/5/97* through 7/31/99                 26.51%
------------------------------------------------------------------
--------------
-----------------------------------------------
+    IT IS THE SELECT BALANCED PORTFOLIO'S POLICY TO DISTRIBUTE
DIVIDENDS AND
     CAPITAL GAINS, IF ANY, ANNUALLY.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE
OF THE TOTAL
     RETURN FOR THE YEAR.
*    COMMENCEMENT OF OPERATIONS.

THE SELECT CONSERVATIVE PORTFOLIO
TARGET ASSET ALLOCATION
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          BOND FUNDS             STOCK FUNDS

70%                                      30%

THE SELECT CONSERVATIVE PORTFOLIO PRIMARILY SEEKS INCOME AND,
SECONDARILY, LONG-
TERM GROWTH OF CAPITAL BY INVESTING THE MAJORITY OF ITS ASSETS IN
FUNDS THAT
INVEST IN BONDS.
 .................................................................
THE SELECT CONSERVATIVE PORTFOLIO
The Select Conservative Portfolio primarily seeks income and, secondarily, long-term capital growth. Among the Portfolios of the Concert Allocation Series, the
Select Conservative Portfolio consists primarily of taxable fixed-income funds, with a portion invested in stock funds that invest primarily in large-capitalization U.S. stocks.
INDEX COMPARISON*

S&P 500                                               4.50%
LEHMAN GOVERNMENT/CORPORATE BOND                     (3.24)%
SALOMON SMITH BARNEY
 HIGH YIELD MARKET                                    0.49%
SALOMON SMITH BARNEY
 ONE-YEAR TREASURY BILL                               2.31%

 .................................................................
*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED
JULY 31,
 1999.
PORTFOLIO UPDATE
The Select Conservative Portfolio ("Portfolio") generated a total return of
1.22% for the six months ended July 31, 1999. The chart that appears on page 15
compares the Portfolio's performance to broad-based indices that track four of
the asset classes represented in the Portfolio.
In keeping with its investment mandate, the Portfolio is made up largely of bond
funds with the remainder invested in stock funds. The Portfolio's bond holdings
tend to be very high-credit quality and involve U.S. government debt, as well as
the bonds of other developed nations. During the reporting period, the returns
of these bond funds consisted mostly of coupon interest with very little price
appreciation or depreciation. Also, the Portfolio's exposure to primarily high-
quality foreign national debt also contributed to its returns during the six
months ended July 31, 1999.
The portion of the Portfolio devoted to stocks was invested
primarily in large
company value stocks that benefited from investor expectations that they
represented good values versus growth stocks in a growing global economy. (Value
investing attempts to identify stocks that are selling at
relatively low prices
compared to their earnings or book value with the belief that the market will
eventually recognize their value, hence causing their share price to increase.
Growth stocks are generally considered to be company shares that have exhibited
above-average earnings growth and are expected to continue to grow faster than
other similar-sized companies.) ----------------------------------
--------------
------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN
APPROXIMATE MIX OF
INVESTMENTS FOR THE SELECT CONSERVATIVE PORTFOLIO. THE ALLOCATION
AND INVESTMENT
MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS,
CASH FLOWS IN
AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE
ALLOCATION AND
INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO
TIME UPON THE
APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.
GROWTH OF $10,000 INVESTED IN THE SELECT CONSERVATIVE PORTFOLIO
VS.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, LEHMAN
GOVERNMENT/CORPORATE
BOND INDEX, SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX AND
SALOMON SMITH
BARNEY ONE-YEAR TREASURY BILL INDEX
 ..................................................................
 .............
FEBRUARY 5, 1997 -- JULY 31, 1999 (UNAUDITED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    SELECT    STANDARD & POOR'S 500     LEHMAN
GOVERNMENT/
SALOMON SMITH BARNEY HIGH
     CONSERVATIVE PORTFOLIO   COMPOSITE STOCK INDEX    CORPORATE
BOND INDEX
YIELD MARKET INDEX
2/5/97                          $10,000           $10,000
$10,000                       $10,000
7/97                       $10,930           $12,254     $10,575
$10,757
1/98                       $11,300           $12,689     $11,117
$11,487
7/98                       $11,646           $14,618     $11,428
$11,906
1/99                       $11,984           $16,814     $12,088
$11,812
7/99                       $12,129           $17,571     $11,694
$11,870
          SALOMON SMITH BARNEY ONE-YEAR

               TREASURY BILL INDEX
2/5/97                        $10,000
7/97                     $10,322
1/98                     $10,627
7/98                     $10,910
1/99                     $11,222
7/99                     $11,481

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000
INVESTED ON
FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING
REINVESTMENT OF
DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH
JULY 31, 1999.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED
INDEX COMPOSED
OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK
EXCHANGE, AMERICAN
STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE LEHMAN
GOVERNMENT/CORPORATE
BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND
LONG-TERM U.S.
GOVERNMENT BONDS AND CORPORATE BONDS. THE SALOMON SMITH BARNEY
HIGH YIELD MARKET
INDEX COVERS A SIGNIFICANT PORTION OF THE BELOW INVESTMENT-GRADE
U.S. CORPORATE
BOND MARKET. THE SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL INDEX
IS COMPOSED
OF ONE 1-YEAR UNITED STATES TREASURY BILL WHOSE RETURN IS TRACKED
UNTIL ITS
MATURITY. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE
SAME MANAGEMENT
AND TRADING EXPENSES AS A MUTUAL FUND. AN INVESTOR CANNOT INVEST
DIRECTLY IN AN
INDEX.
ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF
FUTURE
RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE,
AND REDEMPTION
VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT
HAS BEEN MADE
FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS.
HISTORICAL PERFORMANCE -- SELECT CONSERVATIVE PORTFOLIO+
 ..................................................................
 .............

     NET ASSET VALUE
-------------------------------------     INCOME      CAPITAL GAIN

PERIOD ENDED                       BEGINNING OF PERIOD    END OF
PERIOD
DIVIDENDS    DISTRIBUTIONS      TOTAL RETURNS
------------------------------------------------------------------
--------------
-----------------------------------------------7/31/99
                 $11.71              $11.46          $0.27
$0.13
1.22%++
------------------------------------------------------------------
--------------
------------------------------------------------
1/31/99                                          11.30
11.71
0.17           0.10               6.05 ---------------------------
--------------
------------------------------------------------------------------
--------------
------2/5/97* -- 1/31/98                               10.00
11.30
0.00           0.00              13.00++ -------------------------
--------------
------------------------------------------------------------------
--------------
--------Total            $0.44          $0.23
------------------------------------------------------------------
--------------
-----------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- SELECT CONSERVATIVE PORTFOLIO

 ..................................................................
 .............

Six Months Ended 7/31/99++
1.22%
------------------------------------------------------------------
--------------
-----------------------------------------------Year Ended 7/31/99
4.15
------------------------------------------------------------------
--------------
-----------------------------------------------2/5/97* through
7/31/99
8.09
------------------------------------------------------------------
--------------
-----------------------------------------------
CUMULATIVE TOTAL RETURN -- SELECT CONSERVATIVE PORTFOLIO

 ..................................................................
 .............

2/5/97* through 7/31/99
21.29%
------------------------------------------------------------------
--------------
-----------------------------------------------
+    IT IS THE SELECT CONSERVATIVE PORTFOLIO'S POLICY TO
DISTRIBUTE DIVIDENDS
AND
     CAPITAL GAINS, IF ANY, ANNUALLY.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE
OF THE TOTAL
     RETURN FOR THE YEAR.
*    COMMENCEMENT OF OPERATIONS.

THE SELECT INCOME PORTFOLIO
TARGET ASSET ALLOCATION
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          BOND FUNDS             STOCK FUNDS
10%                                      90%

THE SELECT INCOME PORTFOLIO SEEKS HIGH CURRENT INCOME BY INVESTING
PRIMARILY IN
BOND FUNDS.
 .................................................................
THE SELECT INCOME PORTFOLIO
The Select Income Portfolio seeks high current income. Among the Portfolios of the Concert Allocation Series, the Select Income Portfolio allocates most of its assets in taxable fixed-income funds designed to generate a high level of income consistent with relative stability of principal. A small portion of the
Portfolio is invested in equity funds that invest in large-capitalization U.S.
stocks.
INDEX COMPARISON*

S&P 500                                                      4.50%
Lehman Government/
 Corporate Bond
(3.24)%
Salomon Smith Barney
 High Yield Market                                    0.49%
Salomon Smith Barney
 One-Year Treasury Bill                               2.31%

 .................................................................
*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED
JULY 31,
 1999.
PORTFOLIO UPDATE
The Select Income Portfolio ("Portfolio") generated a total return of a negative
1.28% for the six months ended July 31, 1999. The chart that appears on page 18
compares the Portfolio's performance to broad-based indices that track four of
the asset classes represented in the Portfolio.
The majority of assets in the Portfolio are invested in bond funds that invest
in the debt obligations of the U. S. government and other
developed nations. The
six-month period ended July 31, 1999 saw the bond market perform poorly. Strong
corporate earnings, coupled with the continuing recovery in the global markets,
concerned bond investors who believed that inflationary pressures were growing.
To forestall further inflationary pressures, the Federal Reserve
Board raised
interest rates by 25 basis points twice this summer. -------------
--------------
---------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN
APPROXIMATE MIX OF
INVESTMENTS FOR THE SELECT INCOME PORTFOLIO. THE ALLOCATION AND
INVESTMENT MIX
OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH
FLOWS IN AND
OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE
ALLOCATION AND
INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO
TIME UPON THE
APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.
GROWTH OF $10,000 INVESTED IN THE SELECT INCOME PORTFOLIO VS.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, LEHMAN
GOVERNMENT/CORPORATE
BOND INDEX,
SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX AND SALOMON SMITH
BARNEY ONE-YEAR
TREASURY BILL INDEX
 ..................................................................
 .............
FEBRUARY 5, 1997 -- JULY 31, 1999 (UNAUDITED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          SELECT         STANDARD & POOR'S 500     LEHMAN
GOVERNMENT/CORPORATE
SALOMON SMITH BARNEY INCOME PORTFOLIO    COMPOSITE STOCK INDEX
BOND
INDEX             HIGH YIELD MARKET INDEX
2/5/97                       $10,000                  $10,000
$10,000                   $10,000
7/97                    $10,850                  $12,254
$10,575
$10,757
1/98                    $11,290                  $12,689
$11,117
$11,487
7/98                    $11,620                  $14,618
$11,428
$11,906
1/99                    $11,875                  $16,814
$12,086
$11,812
7/99                    $11,722                  $17,571
$11,694
$11,870
          SALOMON SMITH BARNEY ONE-YEAR

                    TREASURY BILL INDEX
2/5/97                                      $10,000
7/97                                   $10,322
1/98                                   $10,627

7/98                                 $10,910
1/99                                 $11,222
7/99                                 $11,481

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000
INVESTED ON
FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING
REINVESTMENT OF
DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH
JULY 31, 1999.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED
INDEX COMPOSED
OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK
EXCHANGE, AMERICAN
STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE LEHMAN
GOVERNMENT/CORPORATE
BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND
LONG-TERM U.S.
GOVERNMENT BONDS AND CORPORATE BONDS. THE SALOMON SMITH BARNEY
HIGH YIELD MARKET
INDEX COVERS A SIGNIFICANT PORTION OF THE BELOW-INVESTMENT-GRADE
U.S. CORPORATE
BOND MARKET. THE SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL INDEX
IS COMPOSED
OF ONE 1-YEAR UNITED STATES TREASURY BILL WHOSE RETURN IS TRACKED
UNTIL ITS
MATURITY. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE
SAME MANAGEMENT
AND TRADING EXPENSES AS A MUTUAL FUND. AN INVESTOR CANNOT INVEST
DIRECTLY IN AN
INDEX.
ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF
FUTURE
RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE,
AND REDEMPTION
VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT
HAS BEEN MADE
FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS.
HISTORICAL PERFORMANCE -- SELECT INCOME PORTFOLIO+
 ..................................................................
 .............

     NET ASSET VALUE
-------------------------------------     INCOME      CAPITAL GAIN

PERIOD ENDED   BEGINNING OF PERIOD    END OF PERIOD    DIVIDENDS
DISTRIBUTIONS     TOTAL RETURNS
------------------------------------------------------------------
--------------
----------------------------------------------7/31/99
$11.66
$11.12          $0.33          $0.06             (1.28)%++
------------------------------------------------------------------
--------------
----------------------------------------------1/31/99
11.29
11.66           0.15           0.06              5.18
------------------------------------------------------------------
--------------
----------------------------------------------2/5/97* -- 1/31/98
10.00
11.29           0.00           0.00             12.90++
------------------------------------------------------------------
--------------
----------------------------------------------Total
$0.48          $0.12
------------------------------------------------------------------
--------------
----------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- SELECT INCOME PORTFOLIO

 ..................................................................
 .............

Six Months Ended 7/31/99++
(1.28)%
------------------------------------------------------------------
--------------
----------------------------------------
Year Ended 7/31/99
0.88
------------------------------------------------------------------
--------------
---------------------------------------2/5/97* through 7/31/99
6.61
------------------------------------------------------------------
--------------
---------------------------------------
CUMULATIVE TOTAL RETURN -- SELECT INCOME PORTFOLIO

 ..................................................................
 .............

2/5/97* through 7/31/99
17.22%

------------------------------------------------------------------
--------------
---------------------------------------
+     IT IS THE SELECT INCOME PORTFOLIO'S POLICY TO DISTRIBUTE
DIVIDENDS AND
          CAPITAL GAINS, IF ANY, ANNUALLY.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE
OF THE TOTAL
          RETURN FOR THE YEAR.
*     COMMENCEMENT OF OPERATIONS.

THE SELECT HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 1999

 ..................................................................
 .............

          SHARES                        DESCRIPTION    VALUE
 -----------------------------------------------------------------
-----------
 UNDERLYING FUNDS --     99.4%
               163,960   Smith Barney Aggressive Growth Fund
$ 10,847,614
               282,289   Smith Barney Equity Funds - Smith Barney
Large
                         Cap Blend Fund 5,044,514
               266,808   Smith Barney Funds, Inc. - Large Cap
Value Fund
     5,109,392
               962,868   Smith Barney Income Funds - Smith Barney
High
                         Income Fund    9,946,436
               569,878   Smith Barney Investment Funds, Inc. -
Concert
                         Peachtree Growth Fund
10,314,807
               365,283   Smith Barney Investment Funds, Inc. -
Smith
                         Barney Contrarian Fund   5,070,137
               835,287   Smith Barney Investment Funds, Inc. -
Smith
                         Barney Hansberger Global Value Fund
10,591,449
               478,067   Smith Barney Investment Trust - Smith
Barney
                         Large Capitalization Growth Fund
10,278,453
               305,485   Smith Barney Investment Trust - Smith
Barney Mid
                         Cap Blend Fund 5,236,024
     1,463,830 Smith Barney Small Cap Blend Fund, Inc.
21,064,523
               440,083   Smith Barney World Funds, Inc. -
International
                         Equity Portfolio
10,518,006
 -----------------------------------------------------------------
-----------
                    TOTAL UNDERLYING FUNDS (Cost -- $91,028,360)
104,021,355
 -----------------------------------------------------------------
-----------

               FACE
          AMOUNT                        DESCRIPTION    VALUE
 -----------------------------------------------------------------
-----------
 REPURCHASE AGREEMENT -- 0.6%
          $632,000  Morgan Stanley Dean Witter & Co., 5.030% due
                    2/8/99; Proceeds at maturity -- $632,265;

(Fully collateralized by U.S. Treasury Notes, 5.250% to 7.000% due
11/18/99 to
7/15/06;
Market value -- $648,639) (Cost -- $632,000)   632,000
------------------------------------------------------------------
----------
                    TOTAL INVESTMENTS -- 100% (Cost --
$91,660,360*)
$104,653,355
------------------------------------------------------------------
----------

*  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY
THE SAME.
                              SEE NOTES TO FINANCIAL STATEMENTS.
                                        20

THE SELECT GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)     JULY 31, 1999
 ..................................................................
 .............

          SHARES                        DESCRIPTION         VALUE
------------------------------------------------------------------
----------
 UNDERLYING FUNDS --     98.7%
               146,253   Smith Barney Aggressive Growth Fund
$  9,676,138
     1,004,474 Smith Barney Equity Funds - Smith Barney Large
                         Cap Blend Fund 17,949,961
               949,948   Smith Barney Funds, Inc. - Large Cap
Value Fund
     18,191,510
     1,716,479 Smith Barney Income Funds - Smith Barney High
                         Income Fund    17,731,233
     1,015,169 Smith Barney Investment Funds, Inc. - Concert
                         Peachtree Growth Fund    18,374,561
               650,243   Smith Barney Investment Funds, Inc. -
Smith
                         Barney Contrarian Fund        9,025,380
     2,017,361 Smith Barney Investment Funds, Inc. - Smith
                         Barney Government Securities Fund
18,559,724
               743,073   Smith Barney Investment Funds, Inc. -
Smith
                         Barney Hansberger Global Value Fund
     9,422,173
     1,568,535 Smith Barney Investment Funds, Inc. - Smith
                         Barney Investment Grade Bond Fund
18,461,663
               424,926   Smith Barney Investment Trust - Smith
Barney
                         Large Capitalization Growth Fund
     9,135,920
               543,632   Smith Barney Investment Trust - Smith
Barney Mid
                         Cap Blend Fund      9,317,862
               651,088   Smith Barney Small Cap Blend Fund, Inc.
     9,369,169
               783,529   Smith Barney World Funds, Inc. -
International
                         Equity Portfolio    18,726,357
------------------------------------------------------------------
----------
                    TOTAL UNDERLYING FUNDS (Cost -- $172,368,758)
183,941,651
------------------------------------------------------------------
----------

               FACE
          AMOUNT                        DESCRIPTION         VALUE
------------------------------------------------------------------
----------
 REPURCHASE AGREEMENT -- 1.3%
 $2,397,000    Morgan Stanley Dean Witter & Co., 5.030% due
                    2/8/99; Proceeds at maturity -- $2,398,005;

(Fully collateralized by U.S. Treasury Notes, 5.250% to 7.000% due
11/18/99 to
7/15/06;
Market value -- $2,460,474) (Cost -- $2,397,000)       2,397,000
------------------------------------------------------------------
----------
                    TOTAL INVESTMENTS -- 100% (Cost --
$174,765,758*)
$186,338,651
------------------------------------------------------------------
----------

*  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY
THE SAME.
SEE NOTES TO FINANCIAL STATEMENTS.
THE SELECT BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)     JULY 31, 1999
 ..................................................................
 .............

          SHARES                        DESCRIPTION         VALUE
------------------------------------------------------------------
----------
 UNDERLYING FUNDS --     98.8%
     1,040,541 Smith Barney Appreciation Fund Inc.
$
16,877,583
               459,483   Smith Barney Equity Funds - Smith Barney
Large
                         Cap Blend Fund      8,210,962
     1,301,660 Smith Barney Fundamental Value Fund Inc.
17,520,352
               434,186   Smith Barney Funds, Inc. - Large Cap
Value Fund
     8,314,674
     1,926,482 Smith Barney Funds, Inc. - Short-Term High Grade
                         Bond Fund      7,763,725
     1,115,522 Smith Barney Income Funds - Smith Barney
                         Convertible Fund    17,112,114
     3,432,472 Smith Barney Income Funds - Smith Barney
                         Diversified Strategic Income Fund
25,606,246
               789,478   Smith Barney Income Funds - Smith Barney
Premium
                         Total Return Fund   16,934,311
     1,847,076 Smith Barney Investment Funds, Inc. - Smith
                         Barney Government Securities Fund
16,993,102
     1,409,262 Smith Barney Managed Governments Fund Inc.
17,052,075
               769,398   Smith Barney World Funds, Inc. - Global
                         Government Bond Portfolio
8,586,483
               357,781   Smith Barney World Funds, Inc. -
International
                         Equity Portfolio         8,550,984
------------------------------------------------------------------
----------
                    TOTAL UNDERLYING FUNDS (Cost -- $167,742,518)
169,522,611
------------------------------------------------------------------
----------

               FACE
          AMOUNT                        DESCRIPTION         VALUE
------------------------------------------------------------------
----------
 REPURCHASE AGREEMENT -- 1.2%
 $1,973,000    Morgan Stanley Dean Witter & Co., 5.030% due
                    8/2/99; Proceeds at maturity -- $1,973,827;

(Fully collateralized by U.S Treasury Notes, 5.250% to 7.000% due
11/18/99 to
7/15/06;
Market value -- $2,025,246) (Cost -- $1,973,000)       1,973,000
------------------------------------------------------------------
----------
                    TOTAL INVESTMENTS -- 100% (Cost --
$169,715,518*)
$171,495,611
------------------------------------------------------------------
----------

*  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY
THE SAME.
SEE NOTES TO FINANCIAL STATEMENTS.
THE SELECT CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)     JULY 31, 1999
 ..................................................................
 .............

          SHARES                        DESCRIPTION         VALUE
------------------------------------------------------------------
---------
 UNDERLYING FUNDS --     98.6%
               314,170   Smith Barney Appreciation Fund Inc.
$ 5,095,838
               192,310   Smith Barney Fundamental Value Fund Inc.
     2,588,498

               580,030   Smith Barney Funds, Inc. - Short-Term
High Grade
                              Bond Fund      2,337,524
               336,166   Smith Barney Income Funds - Smith Barney
                              Convertible Fund         5,156,799
     1,377,327   Smith Barney Income Funds - Smith Barney
                              Diversified Strategic Income Fund
10,274,864
               497,592   Smith Barney Income Funds - Smith Barney
High
                              Income Fund         5,140,126
               119,034   Smith Barney Income Funds - Smith Barney
Premium
                              Total Return Fund        2,553,298
               555,268   Smith Barney Investment Funds, Inc. -
Smith
                              Barney Government Securities Fund
     5,108,469
               211,212   Smith Barney Investment Funds, Inc. -
Smith
                              Barney Hansberger Global Value Fund
     2,678,180
               636,210   Smith Barney Managed Governments Fund
Inc.
     7,698,149
               231,560   Smith Barney World Funds, Inc. - Global
                              Government Bond Portfolio
     2,584,211
------------------------------------------------------------------
---------
                         TOTAL UNDERLYING FUNDS (Cost --
$52,135,297)
51,215,956
------------------------------------------------------------------
---------

               FACE
          AMOUNT                             DESCRIPTION
VALUE
------------------------------------------------------------------
---------
 REPURCHASE AGREEMENT -- 1.4%
          $702,000   Morgan Stanley Dean Witter & Co., 5.030% due
                         8/2/99; Proceeds at maturity -- $702,294;

(Fully collateralized by U.S Treasury Notes, 5.250% to 7.000% due
11/18/99 to
7/15/06;
Market value -- $716,937) (Cost -- $702,000)        702,000
------------------------------------------------------------------
---------
                         TOTAL INVESTMENTS -- 100% (Cost --
$52,837,297*)
     $51,917,956
------------------------------------------------------------------
---------

*  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY
THE SAME.
SEE NOTES TO FINANCIAL STATEMENTS.
THE SELECT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)          JULY 31, 1999
 ..................................................................
 .............

     SHARES                           DESCRIPTION  VALUE

------------------------------------------------------------------
-------
 UNDERLYING FUNDS -- 100.0%
          73,274    Smith Barney Appreciation Fund Inc.
$
1,188,515
     572,864   Smith Barney Funds, Inc. - Short-Term High Grade
                         Bond Fund 2,308,641
          78,193    Smith Barney Income Funds - Smith Barney
                         Convertible Fund    1,199,495
     644,269   Smith Barney Income Funds - Smith Barney
                         Diversified Strategic Income Fund
4,806,254
     465,903   Smith Barney Income Funds - Smith Barney High
                         Income Fund    4,812,782
          55,246    Smith Barney Income Funds - Smith Barney
Premium
                         Total Return Fund   1,185,048

     389,976   Smith Barney Investment Funds, Inc. - Smith
                         Barney Government Securities Fund
3,587,785
     396,808   Smith Barney Managed Governments Fund Inc.
4,801,380
 -----------------------------------------------------------------
--------
                    TOTAL INVESTMENTS -- 100% (Cost --
$24,974,733*)
$23,889,900
 -----------------------------------------------------------------
--------

 *  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS
SUBSTANTIALLY THE SAME.
                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JULY 31, 1999

 ..................................................................
 .............

          SELECT        SELECT        SELECT        SELECT
SELECT
HIGH GROWTH      GROWTH       BALANCED    CONSERVATIVE
INCOME
PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
PORTFOLIO
------------------------------------------------------------------
--------------
------------------------------ASSETS:
          Investments, at cost     $ 91,660,360  $174,765,758
$169,715,518   $
52,837,297   $ 24,974,733
------------------------------------------------------------------
--------------
------------------------------Investments, at value
$104,653,355  $186,338,651
$171,495,611   $ 51,917,956   $ 23,889,900
          Cash                                350            73
517
604         87,932
          Receivable from manager                   --
--        --
--         19,368
          Dividends and interest receivable              253,003
335   23,655         78,246          7,182
------------------------------------------------------------------
--------------
------------------------------TOTAL ASSETS             104,906,708
186,339,059   171,519,783     51,996,806     24,004,382
------------------------------------------------------------------
--------------
------------------------------LIABILITIES:
          Capital gains payable              1,277,697
2,379,456
3,405,478        549,496        132,281
          Dividend payable                     513,651
1,845,350
3,039,612      1,173,166        681,851
          Accrued expenses                      91,308
167,022   167,816
42,035             --
------------------------------------------------------------------
--------------
------------------------------TOTAL LIABILITIES
1,882,656
4,391,828     6,612,906      1,764,697        814,132
------------------------------------------------------------------
--------------
------------------------------TOTAL NET ASSETS
$103,024,052  $181,947,231
$164,906,877   $ 50,232,109   $ 23,190,250
------------------------------------------------------------------
--------------
------------------------------NET ASSETS:
          Par value of capital shares   $      7,571  $     14,152
$     13,931
$      4,384   $      2,085
          Capital paid in excess of par value           89,346,020
167,905,123
159,959,591     49,940,704     23,642,554
          Undistributed net investment income
416,331
1,730,574     2,553,836      1,087,820        671,581
          Accumulated net realized gain (loss)
               from security transactions                261,135
724,489   599,426        118,542        (41,137)
          Net unrealized appreciation
               (depreciation)
               of investments            12,992,995    11,572,893
1,780,093       (919,341)    (1,084,833)
------------------------------------------------------------------
--------------
------------------------------TOTAL NET ASSETS
$103,024,052  $181,947,231
$164,906,877   $ 50,232,109   $ 23,190,250
------------------------------------------------------------------
--------------
------------------------------SHARES OUTSTANDING
     7,571,139    14,152,159    13,931,415      4,384,348
2,085,455
------------------------------------------------------------------
--------------
------------------------------NET ASSET VALUE
$13.61
$12.86     $11.84         $11.46         $11.12
------------------------------------------------------------------
--------------
------------------------------
                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)         FOR THE SIX MONTHS
ENDED JULY
31, 1999

 ..................................................................
 .............

                                                            SELECT
          SELECT    SELECT       SELECT       SELECT
                                                  HIGH GROWTH
     GROWTH       BALANCED    CONSERVATIVE   INCOME
                                                       PORTFOLIO
PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO
------------------------------------------------------------------
--------------
---------------------------------------------INVESTMENT INCOME:
     Income distributions from Underlying Funds   $
455,014   $
1,833,045  $  2,638,720  $1,115,729   $  695,220
     Short-term capital gains from Underlying Funds
92,126
            122,381      144,820      38,520       10,485
     Interest                                      26,277
52,740          40,034      14,406        5,188
------------------------------------------------------------------
--------------
---------------------------------------------TOTAL INVESTMENT
INCOME
                         573,417        2,008,166 2,823,574
1,168,655      710,893
------------------------------------------------------------------
--------------
---------------------------------------------EXPENSES:
     Other expenses                                    156,582
       276,617      269,342      80,400       39,199
------------------------------------------------------------------
--------------
---------------------------------------------TOTAL EXPENSES
                    156,582          276,617      269,342
80,400
39,199
------------------------------------------------------------------
--------------
---------------------------------------------NET INVESTMENT INCOME
                              416,835        1,731,549 2,554,232
1,088,255      671,694
------------------------------------------------------------------
--------------
---------------------------------------------REALIZED AND
UNREALIZED GAIN (LOSS)
ON
INVESTMENTS (NOTE 3):
     Realized Gain From Capital Gain
                    Distributions From Underlying Funds
               326,873          781,954      615,295     119,281
31,197
------------------------------------------------------------------
--------------
---------------------------------------------NET REALIZED GAIN
                         326,873          781,954      615,295
119,281       31,197
------------------------------------------------------------------
--------------
---------------------------------------------Change in Net
Unrealized
Appreciation (Depreciation)
     of Investments:
                         Beginning of period
7,984,603     10,341,892 1,771,658    (185,729)     (84,778)
                         End of period
     12,992,995     11,572,893     1,780,093    (919,341)
(1,084,833)
------------------------------------------------------------------
--------------
---------------------------------------------INCREASE IN NET
UNREALIZED
APPRECIATION (DEPRECIATION)         5,008,392          1,231,001
8,435
(733,612)  (1,000,055)
------------------------------------------------------------------
--------------
---------------------------------------------NET GAIN (LOSS) ON
INVESTMENTS
                     5,335,265          2,012,955      623,730
(614,331)
(968,858)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $ 5,752,100   $
3,744,504
$  3,177,962  $  473,924   $ (297,164)
------------------------------------------------------------------
--------------
---------------------------------------------
                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)    FOR THE SIX
MONTHS ENDED JULY
31, 1999

 ..................................................................
 .............

                                             SELECT         SELECT
          SELECT         SELECT          SELECT

                                   HIGH GROWTH         GROWTH
BALANCED      CONSERVATIVE       INCOME
                                        PORTFOLIO PORTFOLIO
PORTFOLIO  PORTFOLIO      PORTFOLIO
------------------------------------------------------------------
--------------
--------------------------------------OPERATIONS:
     Net investment income    $     416,835   $   1,731,549   $
2,554,232 $
1,088,255   $    671,694
     Net realized gain                      326,873
781,954
             615,295             119,281         31,197
     Increase in net unrealized
               appreciation (depreciation)               5,008,392
1,231,001           8,435            (733,612)    (1,000,055)
------------------------------------------------------------------
--------------
--------------------------------------INCREASE (DECREASE) IN NET
ASSETS
          FROM OPERATIONS                      5,752,100
3,744,504
      3,177,962             473,924       (297,164)
------------------------------------------------------------------
--------------
--------------------------------------DISTRIBUTIONS TO
SHAREHOLDERS FROM:
     Net investment income                 (513,651)
(1,845,350)
     (3,039,612)         (1,173,166)      (681,851)
     Net realized gains                  (1,277,697)
     (2,379,456)         (3,405,478)           (549,496)
(132,281)

------------------------------------------------------------------
--------------
--------------------------------------DECREASE IN NET ASSETS FROM
          DISTRIBUTIONS TO SHAREHOLDERS                (1,791,348)
     (4,224,806)         (6,445,090)    (1,722,662)      (814,132)
------------------------------------------------------------------
--------------
--------------------------------------FUND SHARE TRANSACTIONS
(NOTE 5):
     Net proceeds from sale of shares                  26,459,471
     56,866,431          41,397,879     15,974,795      6,539,916
     Cost of shares reacquired                    (3,176,306)
(4,367,873)
     (7,019,392)    (3,309,203)    (2,835,426)
------------------------------------------------------------------
--------------
--------------------------------------INCREASE IN NET ASSETS FROM
          FUND SHARE TRANSACTIONS                 23,283,165
52,498,558
     34,378,487     12,665,592      3,704,490
------------------------------------------------------------------
--------------
--------------------------------------INCREASE IN NET ASSETS
          27,243,917     52,018,256          31,111,359
11,416,854      2,593,194
NET ASSETS:
     Beginning of period                     75,780,135
129,928,975
133,795,518    38,815,255     20,597,056
------------------------------------------------------------------
--------------
--------------------------------------END OF PERIOD*        $
103,024,052   $
181,947,231   $ 164,906,877    $ 50,232,109   $ 23,190,250
------------------------------------------------------------------
--------------
---------------------------------------
 *Includes undistributed net
     investment income of:                     $416,331
$1,730,574
     $2,553,836     $1,087,820       $671,581
------------------------------------------------------------------
--------------
--------------------------------------
                    SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)   FOR THE YEAR
ENDED JANUARY 31,
1999

 ..................................................................
 .............

                                   SELECT         SELECT
     SELECT      SELECT          SELECT
                         HIGH GROWTH         GROWTH
BALANCED
CONSERVATIVE       INCOME
                              PORTFOLIO        PORTFOLIO
     PORTFOLIO  PORTFOLIO      PORTFOLIO
------------------------------------------------------------------
--------------
----------------------------------------OPERATIONS:
     Net investment income    $            513,295   $
1,844,604   $
3,039,216 $  1,172,731   $    681,738
     Net realized gains                       1,306,932
2,407,077            3,404,973          549,268         59,947
     Increase in net unrealized
               appreciation (depreciation)
7,876,219
     10,166,260                2,042,065         (159,130)
(116,288)
------------------------------------------------------------------
--------------
----------------------------------------INCREASE IN NET ASSETS
FROM
          OPERATIONS                          9,696,446
14,417,941
           8,486,254        1,562,869        625,397
------------------------------------------------------------------
--------------
----------------------------------------DISTRIBUTIONS TO
SHAREHOLDERS FROM:
     Net investment income                     (259,791)
(689,890)
     (1,058,984)        (290,574)      (124,156)
     Net realized gains                        (157,661)
(786,615)      (1,074,913)        (169,756)       (48,840)
------------------------------------------------------------------
--------------
----------------------------------------DECREASE IN NET ASSETS
FROM
          DISTRIBUTIONS TO SHAREHOLDERS                  (417,452)
     (1,476,505)         (2,133,897)        (460,330)
(172,996)
------------------------------------------------------------------
--------------
----------------------------------------FUND SHARE TRANSACTIONS
(NOTE 5):
     Net proceeds from sale of shares                  40,984,630
     71,729,729               82,964,105       28,219,439
19,481,318
     Net asset value of shares issued for
               reinvestment of dividends
417,452
      1,476,505                2,133,897          460,330
172,996
     Cost of shares reacquired                    (1,971,681)
     (2,200,244)         (2,725,679)      (1,664,789)
(3,949,914)
------------------------------------------------------------------
--------------
----------------------------------------INCREASE IN NET ASSETS
FROM
          FUND SHARE TRANSACTIONS                 39,430,401
     71,005,990               82,372,323       27,014,980
15,704,400
------------------------------------------------------------------
--------------
----------------------------------------INCREASE IN NET ASSETS
          48,709,395          83,947,426               88,724,680
28,117,519
16,156,801
NET ASSETS:
     Beginning of year                       27,070,740
45,981,549
          45,070,838       10,697,736      4,440,255
------------------------------------------------------------------
--------------
----------------------------------------END OF YEAR*        $
     75,780,135   $  129,928,975   $  133,795,518 $ 38,815,255   $
20,597,056

------------------------------------------------------------------
--------------
-----------------------------------------
 *Includes undistributed net
     investment income of:                        $513,147
$1,844,375
$3,039,216      $1,172,731       $681,738 ------------------------
--------------
------------------------------------------------------------------
--------------
--
          SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

 ..................................................................
 .............
1. SIGNIFICANT ACCOUNTING POLICIES
The Select High Growth, Select Growth, Select Balanced, Select
Conservative and
Select Income Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney Concert Allocation Series Inc. ("Fund"). The
Fund, a Maryland
corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these portfolios and six other separate investment portfolios: High Growth, Growth, Balanced,
Conservative, Income and Global Portfolios. The Portfolios invest in other mutual funds ("Underlying Funds") managed by SSBC Fund Management Inc. ("SSBC"), or another affiliate of Salomon Smith Barney Inc. Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans. The financial statements and financial highlights for the other portfolios are presented in a separate shareholder report.
The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments in the
Underlying Funds are valued at the closing net asset value per share of each
Underlying Fund on the day of valuation; (c) dividend income and short-term capital gains from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on the accrual basis; (d) long-term capital gains from Underlying Funds are recorded on the ex-dividend date as realized gains; (e) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of
1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all
Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At January 31, 1999 reclassifications were made to the Select Income Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment income and accumulated net realized gains amounting to $30 and $6, respectively, has been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
2. MANAGEMENT AGREEMENT
Travelers Investment Adviser, Inc. ("TIA"), a subsidiary of
Salomon Smith Barney
Holdings Inc., acts as the investment manager for the Fund. Each
Portfolio pays
TIA a monthly fee calculated at an annual rate of 0.35% on the average daily net assets. From this fee all expenses of the Fund are deducted, except for extraordinary expenses. If expenses exceed the 0.35% fee, this amount is paid on behalf of the Fund by TIA.
All officers and one director of the Fund are employees of Salomon
Smith Barney
Inc.


3. INVESTMENTS
During the six months ended July 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

PORTFOLIO  PURCHASES     SALES

------------------------------------------------------------------
Select High
Growth    $23,502,177  $       --
Select Growth   54,101,150          --
Select Balanced      36,526,919          --
Select Conservative  13,457,505          --
Select Income       4,520,200          --
------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
 ..................................................................
 .............
At July 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

NET UNREALIZED APPRECIATION
PORTFOLIO APPRECIATION    DEPRECIATION  (DEPRECIATION)
------------------------------------------------------------------
--------------
-------Select High Growth          $13,822,400    $   (829,405)
$12,992,995
Select Growth        15,747,943      (4,175,050)
11,572,893
Select Balanced            6,741,244      (4,961,151)
1,780,093
Select Conservative        1,197,378      (2,116,719)
(919,341)
Select Income           103,491      (1,188,324)
(1,084,833)
------------------------------------------------------------------
--------------
-------
4. REPURCHASE AGREEMENTS
The Portfolios purchase (and their custodian takes possession of )
U.S.

government securities from banks and security dealers subject to agreements to resell the securities to sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.
5. CAPITAL SHARES
At July 31, 1999, the Fund had 5.5 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares for each portfolio were as follows:

          SIX MONTHS ENDED       YEAR ENDED
               JULY 31, 1999     JANUARY 31, 1999
------------------------------------------------------------------
-----------
SELECT HIGH GROWTH PORTFOLIO
     Shares sold            1,989,776           3,511,232
     Shares issued on reinvestment                --
35,109
     Shares reacquired            (238,947)           (173,302)
------------------------------------------------------------------
------------
     NET INCREASE             1,750,829 3,373,039
------------------------------------------------------------------
-----------
SELECT GROWTH PORTFOLIO
     Shares sold              4,392,261 6,086,424
     Shares issued on reinvestment                  --   124,285
     Shares reacquired              (336,743)      (191,489)
------------------------------------------------------------------
-----------NET
INCREASE            4,055,518 6,019,220
------------------------------------------------------------------
-----------
SELECT BALANCED PORTFOLIO
     Shares sold              3,397,237 7,161,383
     Shares issued on reinvestment                  --   185,234
     Shares reacquired              (574,655)      (234,832)
------------------------------------------------------------------
-----------NET
INCREASE            2,822,582 7,111,785
------------------------------------------------------------------
-----------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
 ..................................................................
 .............

                    SIX MONTHS ENDED       YEAR ENDED
                         JULY 31, 1999     JANUARY 31, 1999
------------------------------------------------------------------
-----------
SELECT CONSERVATIVE PORTFOLIO
     Shares sold              1,352,154 2,472,258
     Shares issued on reinvestment                  --    40,441
     Shares reacquired              (281,612)      (145,515)
------------------------------------------------------------------
-----------NET
INCREASE            1,070,542 2,367,184
------------------------------------------------------------------
-----------
SELECT INCOME PORTFOLIO
     Shares sold                562,442 1,703,327
     Shares issued on reinvestment                  --    15,162
     Shares reacquired              (244,031)      (344,589)
------------------------------------------------------------------
-----------NET
INCREASE              318,411 1,373,900
------------------------------------------------------------------
-----------

FINANCIAL HIGHLIGHTS
 ..................................................................
 .............
FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR
ENDED JANUARY 31,
EXCEPT WHERE NOTED:

SELECT HIGH GROWTH PORTFOLIO      1999(1)(2)       1999(2)
1998(2)(3)
------------------------------------------------------------------
----------NET
ASSET VALUE, BEGINNING OF
 PERIOD                              $13.02         $11.06
$10.00
------------------------------------------------------------------
----------
INCOME FROM OPERATIONS:
          Net investment income(4)            0.06
0.13     0.26
          Net realized and unrealized
               gain                              0.77
1.94
0.80
------------------------------------------------------------------
-----------

Total Income From Operations  0.83 2.07 1.06
------------------------------------------------------------------
----------LESS
DISTRIBUTION FROM:
     Net investment income              (0.07)          (0.07)
--
     Net realized gains                 (0.17)          (0.04)
--
------------------------------------------------------------------
----------
Total Distributions                   (0.24)          (0.11)
--
------------------------------------------------------------------
----------NET
ASSET VALUE, END OF PERIOD       $13.61          $13.02
$11.06 ---------
------------------------------------------------------------------
-TOTAL RETURN
     6.35%++   18.79%    10.60%++
------------------------------------------------------------------
----------NET
ASSETS, END OF PERIOD
 (000'S)                           $103,024        $ 75,780
$27,071 -----
------------------------------------------------------------------
-----RATIOS TO
AVERAGE NET ASSETS:
     Expenses  0.35%+    0.35%     0.35%+
     Net investment income    0.93+     1.08 2.41+
------------------------------------------------------------------
----------
PORTFOLIO TURNOVER RATE    0%  19%      43%
------------------------------------------------------------------
----------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 1999 (UNAUDITED).
(2)  PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY
AVERAGE SHARES
METHOD.
(3)  FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF
OPERATIONS) TO
JANUARY 31, 1998.
(4)  NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL
GAIN
DISTRIBUTIONS FROM UNDERLYING FUNDS.
++   TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
REPRESENTATIVE OF THE
TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.
FINANCIAL HIGHLIGHTS (CONTINUED)

 ..................................................................
 .............
FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR
ENDED JANUARY 31,
EXCEPT WHERE NOTED:

SELECT GROWTH PORTFOLIO           1999(1)(2)       1999(2)
1998(2)(3)
------------------------------------------------------------------
----------NET
ASSET VALUE, BEGINNING OF
 PERIOD                              $12.87          $11.28
$10.00 -----
------------------------------------------------------------------
-----INCOME
FROM OPERATIONS:
     Net investment income(4) 0.14 0.27 0.44
     Net realized and unrealized
          gain 0.15 1.55 0.84
------------------------------------------------------------------
----------
Total Income From Operations  0.29 1.82 1.28
------------------------------------------------------------------
----------LESS
DISTRIBUTION FROM:
     Net investment income              (0.13)          (0.11)
--

     Net realized gains                 (0.17)          (0.12)
--
------------------------------------------------------------------
----------
Total Distributions                   (0.30)          (0.23)
--
------------------------------------------------------------------
----------NET
ASSET VALUE, END OF PERIOD       $12.86          $12.87
$11.28 ---------
------------------------------------------------------------------
-TOTAL RETURN
     2.25%++   16.31%    12.80%++
------------------------------------------------------------------
----------NET
ASSETS, END OF PERIOD
 (000'S)                           $181,947        $129,929
$45,982 -----
------------------------------------------------------------------
-----RATIOS TO
AVERAGE NET ASSETS:
     Expenses  0.35%+          0.35%          0.35%+
     Net investment income    2.19+           2.29           4.11+
------------------------------------------------------------------
----------
PORTFOLIO TURNOVER RATE    0% 10%            43%
------------------------------------------------------------------
----------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 1999 (UNAUDITED).
(2)  PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY
AVERAGE SHARES
METHOD.
(3)  FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF
OPERATIONS) TO
JANUARY 31, 1998.
(4)  NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL
GAIN
DISTRIBUTIONS FROM UNDERLYING FUNDS.
++   TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
REPRESENTATIVE OF THE
TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.
FINANCIAL HIGHLIGHTS (CONTINUED)

 ..................................................................
 .............
FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR
ENDED JANUARY 31,
EXCEPT WHERE NOTED:

SELECT BALANCED PORTFOLIO         1999(1)(2)        1999(2)
1998(2)(3)
------------------------------------------------------------------
-------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $12.04           $11.28
$10.00 --
------------------------------------------------------------------
-----------
INCOME FROM OPERATIONS:
     Net investment income(4) 0.20 0.42 0.64
     Net realized and unrealized
          gain 0.06 0.66 0.64
------------------------------------------------------------------
-------------
Total Income From Operations  0.26 1.08 1.28
------------------------------------------------------------------
-------------
LESS DISTRIBUTION FROM:
     Net investment income              (0.22)           (0.16)
--
     Net realized gains                 (0.24)           (0.16)
--
------------------------------------------------------------------
-------------
Total Distributions                   (0.46)           (0.32)
--
------------------------------------------------------------------
-------------
NET ASSET VALUE, END OF PERIOD       $11.84           $12.04
$11.28 --
------------------------------------------------------------------
-----------
TOTAL RETURN   2.19%++   9.76%     12.80%++
------------------------------------------------------------------
-------------
NET ASSETS, END OF PERIOD
 (000'S)                           $164,907         $133,796
$45,071 --
------------------------------------------------------------------
-----------
RATIOS TO AVERAGE NET ASSETS:
     Expenses  0.35%+    0.35%     0.35%+
     Net investment income    3.33+     3.64 5.89+
------------------------------------------------------------------
-------------
PORTFOLIO TURNOVER RATE    0%   7%  19%
------------------------------------------------------------------
-------------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 1999 (UNAUDITED).
(2)  PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY
AVERAGE SHARES
METHOD.
(3)  FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF
OPERATIONS) TO
JANUARY 31, 1998.
(4)  NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL
GAIN
DISTRIBUTIONS FROM UNDERLYING FUNDS.
++   TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
REPRESENTATIVE OF THE
TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.
FINANCIAL HIGHLIGHTS (CONTINUED)
 ..................................................................
 .............
FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR
ENDED JANUARY 31,
EXCEPT WHERE NOTED:

SELECT CONSERVATIVE PORTFOLIO     1999(1)(2)       1999(2)
1998(2)(3)
------------------------------------------------------------------
----------NET
ASSET VALUE, BEGINNING OF
 PERIOD                              $11.71         $11.30
$10.00 -----
------------------------------------------------------------------
-----INCOME
FROM OPERATIONS:
     Net investment income(4) 0.28 0.60 0.78
     Net realized and unrealized
          gain (loss)                      (0.13) 0.08 0.52
------------------------------------------------------------------
----------
Total Income From Operations  0.15 0.68 1.30
------------------------------------------------------------------
----------LESS
DISTRIBUTION FROM:
     Net investment income              (0.27)         (0.17)
--

     Net realized gains                 (0.13)         (0.10)
--
------------------------------------------------------------------
----------
Total Distributions                   (0.40)         (0.27)  --
------------------------------------------------------------------
----------NET
ASSET VALUE, END OF PERIOD       $11.46         $11.71
$11.30 ---------
------------------------------------------------------------------
-TOTAL RETURN
     1.22%++   6.05%     13.00%++
------------------------------------------------------------------
----------NET
ASSETS, END OF PERIOD
 (000'S)                            $50,232        $38,815
$10,698 -----
------------------------------------------------------------------
-----RATIOS TO
AVERAGE NET ASSETS:
     Expenses  0.35%+    0.35%     0.35%+
     Net investment income    4.75+     5.27 7.24+
------------------------------------------------------------------
----------
PORTFOLIO TURNOVER RATE    0%   3%  35%
------------------------------------------------------------------
----------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 1999 (UNAUDITED).
(2)  PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY
AVERAGE SHARES
METHOD.
(3)  FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF
OPERATIONS) TO
JANUARY 31, 1998.
(4)  NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL
GAIN
DISTRIBUTIONS FROM UNDERLYING FUNDS.
++   TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
REPRESENTATIVE OF THE
TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.


FINANCIAL HIGHLIGHTS (CONTINUED)
 ..................................................................
 .............
FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR
ENDED JANUARY 31,
EXCEPT WHERE NOTED:

SELECT INCOME PORTFOLIO           1999(1)(2)       1999(2)
1998(2)(3)
------------------------------------------------------------------
----------NET
ASSET VALUE, BEGINNING OF
 PERIOD                              $11.66         $11.29
$10.00 ------
------------------------------------------------------------------
----INCOME
(LOSS) FROM OPERATIONS:
          Net investment income(4) 0.35 0.74 0.80
          Net realized and unrealized
               gain (loss)                      (0.50)
(0.16)
     0.49
------------------------------------------------------------------
----------
Total Income (Loss) From
     Operations                          (0.15)   0.58 1.29
------------------------------------------------------------------
----------LESS
DISTRIBUTION FROM:
          Net investment income              (0.33)         (0.15)
--

          Net realized gains                 (0.06)         (0.06)
--
------------------------------------------------------------------
----------
Total Distributions                   (0.39)         (0.21)  --
------------------------------------------------------------------
----------NET
ASSET VALUE, END OF PERIOD       $11.12         $11.66
$11.29 ----------
------------------------------------------------------------------
TOTAL RETURN
(1.28)%++ 5.18%     12.90%++
------------------------------------------------------------------
----------NET
ASSETS, END OF PERIOD
 (000'S)                            $23,190        $20,597
$4,440 ------
------------------------------------------------------------------
----RATIOS TO
AVERAGE NET ASSETS:
          Expenses  0.35%+    0.35%     0.35%+
          Net investment income    6.02+     6.45 7.36+
------------------------------------------------------------------
----------
PORTFOLIO TURNOVER RATE    0%  14%  11%
------------------------------------------------------------------
----------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 1999 (UNAUDITED).
(2)  PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY
AVERAGE SHARES
METHOD.
(3)  FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF
OPERATIONS) TO
JANUARY 31, 1998.
(4)  NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL
GAIN
DISTRIBUTIONS FROM UNDERLYING FUNDS.
++        TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
REPRESENTATIVE OF
THE
               TOTAL RETURN FOR THE YEAR.
 +        ANNUALIZED.
DIRECTORS
Walter E. Auch

Martin Brody
Armon E. Kamesar Stephen E. Kaufman H. John Ellis

Heath B. McLendon, CHAIRMAN
OFFICERS
Heath B. McLendon
CHIEF EXECUTIVE OFFICER
Lewis E. Daidone

SENIOR VICE PRESIDENT AND TREASURER
R. Jay Gerken
VICE PRESIDENT AND INVESTMENT OFFICER
Paul A. Brook CONTROLLER
Christina T. Sydor SECRETARY
INVESTMENT MANAGER
Travelers Investment Adviser, Inc.
CUSTODIAN
PNC Bank, N.A.
SMITH BARNEY CONCERT

ALLOCATION SERIES INC. 388 Greenwich Street
New York, New York 10013
     37

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION
OF THE OWNERS OF THE SMITH BARNEY CONCERT ALLOCATION
[LOGO]
SERIES INC.: SELECT HIGH GROWTH, SELECT GROWTH, SELECT
BALANCED, SELECT CONSERVATIVE AND SELECT INCOME       Member NASD,
SIPC
PORTFOLIOS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO         -C-
1999 Salomon
Smith Barney Inc. PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR
PRECEDED BY
FD01325 9/99
A CURRENT PROSPECTUS FOR THE FUND, WHICH CONTAINS

INFORMATION CONCERNING THE FUND'S INVESTMENT POLICIES, FEES AND
EXPENSES, AS
WELL AS OTHER PERTINENT INFORMATION.